UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended February 28, 2026:
  John Hancock Capital Appreciation Value Fund
  John Hancock Core Bond Fund
  John Hancock International Strategic Equity Allocation Fund
  John Hancock Mid Value Fund
  John Hancock U.S. Sector Rotation Fund

John Hancock Capital Appreciation Value Fund
Class NAV/JCAVX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Capital Appreciation Value Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Fund (Class NAV/JCAVX)	$42	0.83%
Fund Statistics
Fund net assets	$1,094,601,432
Total number of portfolio holdings	230
Portfolio turnover rate	71%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.6%
Amazon.com, Inc.	4.3%
Apple, Inc.	3.8%
U.S. Treasury Note, 3.625%, 10/31/2030	3.7%
NVIDIA Corp.	3.3%
U.S. Treasury Note, 3.500%, 11/30/2030	2.9%
Alphabet, Inc., Class A	2.9%
Meta Platforms, Inc., Class A	2.5%
CenterPoint Energy, Inc.	2.4%
Revvity, Inc.	2.2%

Portfolio Composition
Common stocks	61.6%
U.S. Government	15.9%
Term loans	9.9%
Corporate bonds	7.6%
Short-term investments and other	5.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

JHF2SA-NAV

2/26

4/26

John Hancock Capital Appreciation Value Fund

John Hancock Core Bond Fund
Class 1/JICDX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Core Bond Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund (Class 1/JICDX)	$33	0.66%
Fund Statistics
Fund net assets	$1,700,738,560
Total number of portfolio holdings	995
Portfolio turnover rate	122%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	25.7%
Corporate bonds	24.2%
U.S. Government	23.6%
Collateralized mortgage obligations – U.S. Government Agency	10.9%
Asset-backed securities	5.4%
Foreign government obligations	1.6%
Collateralized mortgage obligations – Commercial and residential	1.4%
Municipal bonds	0.1%
Short-term investments	7.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

JHF2SA-1

2/26

4/26

John Hancock Core Bond Fund

John Hancock Core Bond Fund
Class NAV/JHCDX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Core Bond Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund (Class NAV/JHCDX)	$31	0.61%
Fund Statistics
Fund net assets	$1,700,738,560
Total number of portfolio holdings	995
Portfolio turnover rate	122%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	25.7%
Corporate bonds	24.2%
U.S. Government	23.6%
Collateralized mortgage obligations – U.S. Government Agency	10.9%
Asset-backed securities	5.4%
Foreign government obligations	1.6%
Collateralized mortgage obligations – Commercial and residential	1.4%
Municipal bonds	0.1%
Short-term investments	7.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-26 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

JHF2SA-NAV

2/26

4/26

John Hancock Core Bond Fund

John Hancock International Strategic Equity Allocation Fund
Class NAV
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock International Strategic Equity Allocation Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Strategic Equity Allocation Fund (Class NAV)	$31	0.56%
Fund Statistics
Fund net assets	$5,142,410,838
Total number of portfolio holdings	1,999
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	4.2%
Samsung Electronics Company, Ltd.	1.9%
ASML Holding NV	1.5%
Tencent Holdings, Ltd.	1.1%
SK Hynix, Inc.	1.1%
Roche Holding AG	0.9%
AstraZeneca PLC	0.9%
HSBC Holdings PLC	0.9%
Novartis AG	0.8%
Alibaba Group Holding, Ltd.	0.8%

Sector Composition
Financials	23.4%
Information technology	16.1%
Industrials	14.7%
Consumer discretionary	8.6%
Materials	7.4%
Health care	7.4%
Consumer staples	5.7%
Communication services	4.7%
Energy	4.5%
Utilities	3.1%
Real estate	1.5%
Short-term investments and other	2.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

JHF2SA-NAV

2/26

4/26

John Hancock International Strategic Equity Allocation Fund

John Hancock Mid Value Fund
Class NAV/JMVNX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Mid Value Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Fund (Class NAV/JMVNX)	$45	0.85%
Fund Statistics
Fund net assets	$1,319,236,024
Total number of portfolio holdings	129
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Corning, Inc.	2.3%
The Middleby Corp.	1.7%
The Cooper Companies, Inc.	1.7%
StandardAero, Inc.	1.6%
Corpay, Inc.	1.5%
Esab Corp.	1.5%
Hexcel Corp.	1.5%
Advance Auto Parts, Inc.	1.4%
Lazard, Inc.	1.4%
Lamb Weston Holdings, Inc.	1.4%

Sector Composition
Industrials	19.4%
Financials	17.4%
Information technology	15.1%
Health care	8.2%
Real estate	7.6%
Utilities	7.3%
Energy	7.2%
Consumer discretionary	6.3%
Materials	5.5%
Consumer staples	3.4%
Communication services	0.5%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

JHF2SA-NAV

2/26
4/26
John Hancock Mid Value Fund

John Hancock U.S. Sector Rotation Fund
Class NAV
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock U.S. Sector Rotation Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Sector Rotation Fund (Class NAV)	$27	0.53%
Fund Statistics
Fund net assets	$5,027,374,536
Total number of portfolio holdings	507
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.1%
Apple, Inc.	6.4%
Microsoft Corp.	4.8%
Amazon.com, Inc.	3.2%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.3%
Tesla, Inc.	1.8%
Berkshire Hathaway, Inc., Class B	1.5%

Sector Composition
Information technology	31.2%
Financials	11.7%
Communication services	10.2%
Health care	9.5%
Consumer discretionary	9.2%
Industrials	9.0%
Consumer staples	5.4%
Energy	3.7%
Utilities	2.4%
Materials	2.3%
Real estate	1.8%
Short-term investments and other	3.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

JHF2SA-NAV

2/26

4/26

John Hancock U.S. Sector Rotation Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended February 28, 2026 for the following funds:

  John Hancock Capital Appreciation Value Fund

  John Hancock Core Bond Fund

  John Hancock International Strategic Equity Allocation Fund

  John Hancock Mid Value Fund

  John Hancock U.S. Sector Rotation Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Funds II
February 28, 2026

John Hancock Funds II
Semiannual Financial Statements & Other N-CSR Items —table of contents

Funds	Portfolio of investments
Capital Appreciation Value Fund	3
Core Bond Fund	7
International Strategic Equity Allocation Fund	21
Funds	Portfolio of investments
Mid Value Fund	42
U.S. Sector Rotation Fund	44

2

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 61.6%
Communication services – 6.2%
Entertainment – 0.8%
Netflix, Inc. (A)	86,530	$8,327,647
Interactive media and services – 5.4%
Alphabet, Inc., Class A (B)	102,021	31,806,067
Meta Platforms, Inc., Class A	42,567	27,591,078
		59,397,145
		67,724,792
Consumer discretionary – 6.9%
Broadline retail – 4.3%
Amazon.com, Inc. (A)(B)	226,306	47,524,260
Hotels, restaurants and leisure – 2.6%
DoorDash, Inc., Class A (A)	20,952	3,697,399
Starbucks Corp.	183,849	18,020,879
Yum! Brands, Inc. (B)	40,414	6,796,018
		28,514,296
		76,038,556
Consumer staples – 1.5%
Beverages – 1.5%
Keurig Dr. Pepper, Inc.	562,746	17,039,949
Energy – 1.2%
Energy equipment and services – 0.2%
SLB, Ltd.	44,326	2,275,697
Oil, gas and consumable fuels – 1.0%
Canadian Natural Resources, Ltd.	138,182	6,048,226
Chevron Corp.	12,366	2,309,474
ConocoPhillips	20,853	2,365,981
		10,723,681
		12,999,378
Financials – 3.5%
Banks – 0.7%
JPMorgan Chase & Co.	25,928	7,786,178
Capital markets – 0.5%
S&P Global, Inc.	12,736	5,627,784
Financial services – 1.4%
Mastercard, Inc., Class A (B)	16,059	8,305,875
Visa, Inc., Class A (B)	20,494	6,560,949
		14,866,824
Insurance – 0.9%
Arthur J. Gallagher & Company	20,468	4,670,798
Ryan Specialty Holdings, Inc.	25,174	990,597
Willis Towers Watson PLC	14,953	4,563,207
		10,224,602
		38,505,388
Health care – 13.1%
Biotechnology – 3.2%
Alnylam Pharmaceuticals, Inc. (A)	15,451	5,143,947
Apogee Therapeutics, Inc. (A)	54,183	3,792,810
Arcellx, Inc. (A)	23,474	2,671,106
Ascendis Pharma A/S, ADR (A)	38,325	8,948,888
BioNTech SE, ADR (A)	24,542	2,705,265
Cytokinetics, Inc. (A)	83,889	5,219,574
Dyne Therapeutics, Inc. (A)	51,518	804,711
Erasca, Inc. (A)	108,900	1,487,574
Kymera Therapeutics, Inc. (A)	22,244	2,031,989
Vaxcyte, Inc. (A)	43,145	2,663,772
		35,469,636
Health care equipment and supplies – 2.4%
Abbott Laboratories	24,447	2,844,408
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Becton, Dickinson and Company	130,704	$23,066,642
		25,911,050
Health care providers and services – 3.1%
Cencora, Inc.	52,633	19,586,845
UnitedHealth Group, Inc.	48,749	14,296,619
		33,883,464
Life sciences tools and services – 3.4%
Revvity, Inc.	243,434	23,931,997
Waters Corp. (A)	41,932	13,392,242
		37,324,239
Pharmaceuticals – 1.0%
Eli Lilly & Company	10,155	10,682,958
		143,271,347
Industrials – 1.5%
Aerospace and defense – 0.6%
General Electric Company	19,256	6,590,559
Machinery – 0.9%
Ingersoll Rand, Inc.	103,373	9,731,534
		16,322,093
Information technology – 21.7%
Communications equipment – 0.2%
Arista Networks, Inc. (A)	8,100	1,081,350
Ciena Corp. (A)	2,800	976,360
		2,057,710
Electronic equipment, instruments and components – 0.2%
Amphenol Corp., Class A	16,556	2,418,169
Semiconductors and semiconductor equipment – 8.6%
Advanced Micro Devices, Inc. (A)	80,319	16,080,667
Broadcom, Inc.	72,256	23,089,405
KLA Corp.	2,859	4,358,688
Micron Technology, Inc.	13,601	5,608,644
NVIDIA Corp. (B)	204,622	36,256,972
Taiwan Semiconductor Manufacturing Company, Ltd.	145,000	9,047,733
		94,442,109
Software – 8.9%
Aurora Innovation, Inc. (A)(C)	2,922,086	13,675,362
Bentley Systems, Inc., Class B (C)	73,533	2,687,631
Microsoft Corp. (B)	129,154	50,723,943
PTC, Inc. (A)(B)	130,276	20,399,919
SAP SE, ADR	16,374	3,299,852
Workday, Inc., Class A (A)	45,641	6,104,940
		96,891,647
Technology hardware, storage and peripherals – 3.8%
Apple, Inc.	156,747	41,409,422
		237,219,057
Utilities – 6.0%
Electric utilities – 0.7%
PPL Corp.	195,660	7,626,827
Multi-utilities – 5.3%
Ameren Corp.	72,491	8,211,780
CenterPoint Energy, Inc.	602,317	26,200,790
NiSource, Inc.	502,482	23,767,399
		58,179,969
		65,806,796
TOTAL COMMON STOCKS (Cost $612,410,270)		$674,927,356

The accompanying notes are an integral part of the financial statements.	3

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 15.9%
U.S. Government – 15.9%
U.S. Treasury Notes
3.500%, 11/30/2030	$32,209,000	$32,191,386
3.625%, 08/31/2030 to 12/31/2030	88,733,700	89,174,874
3.750%, 01/31/2031 to 11/30/2032	26,609,000	26,813,569
3.875%, 12/31/2032	14,314,000	14,454,903
4.000%, 01/31/2033	11,356,000	11,551,181
		174,185,913
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $172,559,041)		$174,185,913
CORPORATE BONDS - 7.6%
Consumer discretionary - 2.1%
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	1,509,000	1,405,991
3.750%, 05/01/2029 (D)	1,487,000	1,447,795
4.000%, 05/01/2031 (D)	1,916,000	1,839,746
4.875%, 01/15/2030	1,465,000	1,466,132
5.500%, 03/31/2034 (D)	1,084,000	1,095,570
5.750%, 09/15/2033 (D)	1,428,000	1,461,786
5.875%, 04/01/2029 (D)	707,000	723,766
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	838,000	838,153
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	2,575,000	2,571,192
Life Time, Inc. 6.000%, 11/15/2031 (D)	605,000	623,155
Service Corp. International
3.375%, 08/15/2030	669,000	628,772
4.625%, 12/15/2027	109,000	108,910
5.750%, 10/15/2032	618,000	630,057
Vail Resorts, Inc.
5.625%, 07/15/2030 (D)	365,000	371,442
6.500%, 05/15/2032 (D)	791,000	819,231
Yum! Brands, Inc.
3.625%, 03/15/2031	719,000	682,490
4.625%, 01/31/2032	1,375,000	1,351,992
4.750%, 01/15/2030 (D)	747,000	747,574
5.350%, 11/01/2043	1,217,000	1,188,066
5.375%, 04/01/2032	2,271,000	2,308,562
6.875%, 11/15/2037	511,000	570,536
		22,880,918
Financials - 2.3%
AmWINS Group, Inc. 6.375%, 02/15/2029 (D)	741,000	754,051
Broadstreet Partners Group LLC 5.875%, 04/15/2029 (D)	2,444,000	2,367,006
HUB International, Ltd.
5.625%, 12/01/2029 (D)	1,304,000	1,283,744
7.250%, 06/15/2030 (D)	9,469,000	9,766,840
7.375%, 01/31/2032 (D)	5,196,000	5,288,618
MSCI, Inc. 5.250%, 09/01/2035	1,548,000	1,549,953
Ryan Specialty LLC
4.375%, 02/01/2030 (D)	511,000	497,065
5.875%, 08/01/2032 (D)	1,165,000	1,173,801
USI, Inc. 7.500%, 01/15/2032 (D)	2,291,000	2,344,848
		25,025,926
Health care - 0.2%
Hologic, Inc. 3.250%, 02/15/2029 (D)	666,000	662,545
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
IQVIA, Inc.
5.000%, 05/15/2027 (D)	$477,000	$475,957
6.500%, 05/15/2030 (D)	628,000	645,718
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (D)	507,000	506,385
		2,290,605
Industrials - 1.6%
Booz Allen Hamilton, Inc.
4.000%, 07/01/2029 (D)	563,000	551,614
5.950%, 08/04/2033	572,000	586,788
Korn Ferry 4.625%, 12/15/2027 (D)	425,000	423,112
TransDigm, Inc.
4.625%, 01/15/2029	825,000	822,542
6.125%, 07/31/2034 (D)	641,000	651,087
6.250%, 01/31/2034 (D)	198,000	204,831
6.375%, 03/01/2029 (D)	2,715,000	2,788,796
6.375%, 05/31/2033 (D)	3,052,000	3,114,972
6.625%, 03/01/2032 (D)	3,584,000	3,712,995
6.750%, 08/15/2028 (D)	504,000	512,974
6.750%, 01/31/2034 (D)	2,210,000	2,293,497
7.125%, 12/01/2031 (D)	1,579,000	1,654,936
		17,318,144
Information technology - 0.2%
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	150,000	142,442
Ellucian Holdings, Inc. 6.500%, 12/01/2029 (D)	950,000	931,588
Fair Isaac Corp. 6.000%, 05/15/2033 (D)	826,000	834,901
PTC, Inc. 4.000%, 02/15/2028 (D)	834,000	818,053
		2,726,984
Real estate - 0.3%
SBA Communications Corp.
3.125%, 02/01/2029	1,516,000	1,457,591
3.875%, 02/15/2027	1,887,000	1,875,440
SBA Tower Trust 6.599%, 01/15/2028 (D)	68,000	69,412
		3,402,443
Utilities - 0.9%
American Electric Power Company, Inc.
5.800%, (5.800% to 3-15-31, then 5 Year CMT + 2.128%), 03/15/2056	893,000	897,343
6.050%, (6.050% to 3-15-36, then 5 Year CMT + 1.940%), 03/15/2056	1,015,000	1,018,568
CenterPoint Energy, Inc. 5.950%, (5.950% to 4-1-31, then 5 Year CMT + 2.223%), 04/01/2056	1,550,000	1,564,978
Entergy Corp.
5.875%, (5.875% to 6-15-31, then 5 Year CMT + 2.179%), 06/15/2056	1,755,000	1,763,440
6.100%, (6.100% to 6-15-36, then 5 Year CMT + 2.013%), 06/15/2056	1,255,000	1,265,403
NiSource, Inc. 5.750%, (5.750% to 7-15-31, then 5 Year CMT + 2.035%), 07/15/2056	2,890,000	2,907,872
		9,417,604
TOTAL CORPORATE BONDS (Cost $81,007,268)		$83,062,624

The accompanying notes are an integral part of the financial statements.	4

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
		Shares or Principal Amount	Value
TERM LOANS (E) – 9.9%
Consumer discretionary – 0.8%
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 5.424%, 11/08/2030		$4,809,965	4,825,501
Mister Car Wash Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.500%) 6.173%, 03/27/2031		45,255	44,495
Varsity Brands, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 3.000%) 6.672%, 08/26/2031		3,240,285	3,230,175
Varsity Brands, Inc., 2026 Add-on Term Loan B TBD 08/26/2031 (F)		382,000	380,568
Wyndham Hotels & Resorts, Inc., 2024 Term Loan (1 month CME Term SOFR + 1.750%) 5.423%, 05/24/2030		624,564	626,300
			9,107,039
Financials – 3.9%
AmWINS Group, Inc., 2026 Term Loan B (1 month CME Term SOFR + 2.000%) 5.673%, 01/30/2032		8,604,893	8,505,163
Broadstreet Partners Group LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 2.500%) 6.173%, 06/13/2031		8,610,536	8,222,200
CPI Holdco B LLC, 2025 Add-on Term Loan B (1 month CME Term SOFR + 2.000%) 5.673%, 05/19/2031		3,118,199	3,081,996
EP Wealth Advisors LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%) 6.672%, 10/18/2032		339,000	336,034
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 5.920%, 06/20/2030		14,880,508	14,700,752
Mariner Wealth Advisors LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.250%) 5.936%, 12/31/2030		1,794,805	1,780,070
Ryan Specialty LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 2.000%) 5.673%, 09/15/2031		142,281	141,926
USI, Inc., 2024 Term Loan C (3 month CME Term SOFR + 2.250%) 5.922%, 09/29/2030		2,953,035	2,934,578
USI, Inc., 2024 Term Loan D (3 month CME Term SOFR + 2.250%) 5.922%, 11/21/2029		2,925,785	2,911,156
			42,613,875
Health care – 0.3%
Loire Finco Luxembourg Sarl, 2025 USD Term Loan B (1 month CME Term SOFR + 4.000%) 7.673%, 01/21/2030		2,777,371	2,772,511
Industrials – 1.3%
Filtration Group Corp., 2025 EUR Term Loan B (1 month EURIBOR + 3.500%) 5.428%, 10/21/2028	EUR	1,322,211	1,570,136
Filtration Group Corp., 2025 USD Term Loan (1 month CME Term SOFR + 2.750%) 6.423%, 10/21/2028		$6,833,403	6,837,708
TransDigm, Inc., 2025 Term Loan K (1 month CME Term SOFR + 2.250%) 5.923%, 03/22/2030		5,695,637	5,688,973
TransDigm, Inc., 2026 Term Loan N (3 month CME Term SOFR + 2.500%) 6.160%, 02/13/2033		471,000	471,358
			14,568,175
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Information technology – 3.4%
Applied Systems, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 2.250%) 5.924%, 02/24/2031	$16,044,323	15,701,135
Applied Systems, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 4.500%) 8.172%, 02/23/2032	2,289,401	2,252,198
Ascend Learning LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.000%) 6.673%, 12/11/2028	3,932,928	3,736,281
Bending Spoons US, Inc., Term Loan (1 month CME Term SOFR + 5.875%) 9.543%, 03/07/2031	3,254,000	2,993,680
Bending Spoons US, Inc., USD Term Loan B (1 month CME Term SOFR + 5.875%) 9.543%, 03/07/2031	215,717	198,460
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%) 6.173%, 10/08/2029	2,913,681	2,812,751
Epicor Software Corp., 2024 Term Loan F (1 month CME Term SOFR + 2.500%) 6.173%, 05/30/2031	2,206,494	2,136,924
Icon Parent, Inc., 2025 Repriced Term Loan TBD 11/13/2031 (F)	2,671,371	2,523,885
Quartz Acquireco LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.250%) 5.922%, 06/28/2030	695,228	617,015
Storable, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.250%) 6.923%, 04/16/2031	1,309,783	1,249,205
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.500%) 6.167%, 02/10/2031	2,843,422	2,685,612
		36,907,146
Real estate – 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 1.750%) 5.430%, 01/25/2031	1,935,205	1,940,043
TOTAL TERM LOANS (Cost $109,834,552)		$107,908,789
SHORT-TERM INVESTMENTS – 4.1%
Short-term funds – 4.1%
John Hancock Collateral Trust, 3.5447% (G)(H)	155,948	$1,559,952
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.6191% (G)	1,398,116	1,398,116
T. Rowe Price Government Reserve Fund, 3.6582% (G)	41,611,725	41,611,725
TOTAL SHORT-TERM INVESTMENTS (Cost $44,569,841)		$44,569,793
Total Investments (Capital Appreciation Value Fund) (Cost $1,020,380,972) – 99.1%		$1,084,654,475
Other assets and liabilities, net – 0.9%		9,946,957
TOTAL NET ASSETS – 100.0%		$1,094,601,432
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.	5

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	All or a portion of this security is on loan as of 2-28-26.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
Capital Appreciation Value Fund (continued)
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	The rate shown is the annualized seven-day yield as of 2-28-26.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
JPM	Advanced Micro Devices, Inc.	USD	310.00	Jan 2027	27	2,700	$104,636	$(42,866)
JPM	Advanced Micro Devices, Inc.	USD	320.00	Jan 2027	27	2,700	97,760	(39,196)
UBS	Alphabet, Inc., Class A	USD	340.00	Jan 2027	22	2,200	60,532	(75,842)
UBS	Alphabet, Inc., Class A	USD	350.00	Jan 2027	22	2,200	54,811	(67,890)
JPM	Alphabet, Inc., Class A	USD	360.00	Jan 2027	22	2,200	53,762	(60,698)
UBS	Alphabet, Inc., Class A	USD	360.00	Jan 2027	22	2,200	49,529	(60,698)
JPM	Alphabet, Inc., Class A	USD	370.00	Jan 2027	22	2,200	47,666	(54,220)
JPM	Alphabet, Inc., Class A	USD	380.00	Jan 2027	22	2,200	42,241	(48,391)
JPM	Alphabet, Inc., Class A	USD	400.00	Jan 2027	40	4,000	110,083	(69,964)
JPM	Alphabet, Inc., Class A	USD	415.00	Jan 2027	40	4,000	94,709	(58,884)
UBS	Amazon.com, Inc.	USD	290.00	Jan 2027	28	2,800	53,242	(24,073)
UBS	Amazon.com, Inc.	USD	300.00	Jan 2027	28	2,800	45,961	(20,223)
JPM	Amphenol Corp., Class A	USD	185.00	Jan 2027	28	2,800	51,533	(41,336)
JPM	Amphenol Corp., Class A	USD	195.00	Jan 2027	28	2,800	39,655	(34,803)
BOA	Apple, Inc.	USD	290.00	Jan 2027	64	6,400	112,839	(126,547)
BOA	Apple, Inc.	USD	300.00	Jan 2027	64	6,400	91,616	(102,761)
GSI	Broadcom, Inc.	USD	390.00	Jan 2027	40	4,000	187,553	(157,189)
GSI	Broadcom, Inc.	USD	410.00	Jan 2027	40	4,000	164,701	(136,864)
GSI	Cencora, Inc.	USD	390.00	Jan 2027	16	1,600	37,649	(54,275)
GSI	Cencora, Inc.	USD	400.00	Jan 2027	16	1,600	32,862	(47,133)
NOM	DoorDash, Inc., Class A	USD	230.00	Jan 2027	27	2,700	84,294	(51,645)
NOM	DoorDash, Inc., Class A	USD	240.00	Jan 2027	27	2,700	74,979	(45,365)
CITI	General Electric Company	USD	330.00	Jan 2027	23	2,300	59,340	(124,495)
CITI	General Electric Company	USD	340.00	Jan 2027	23	2,300	50,876	(112,120)
GSI	Ingersoll Rand, Inc.	USD	95.00	Jan 2027	26	2,600	20,514	(32,583)
GSI	Ingersoll Rand, Inc.	USD	95.00	Jan 2027	21	2,100	15,022	(26,317)
GSI	Ingersoll Rand, Inc.	USD	95.00	Jan 2027	18	1,800	13,433	(22,558)
GSI	Ingersoll Rand, Inc.	USD	100.00	Jan 2027	26	2,600	16,170	(26,598)
GSI	Ingersoll Rand, Inc.	USD	100.00	Jan 2027	21	2,100	11,842	(21,483)
GSI	Ingersoll Rand, Inc.	USD	100.00	Jan 2027	18	1,800	10,167	(18,414)
WFB	JPMorgan Chase & Co.	USD	330.00	Jan 2027	22	2,200	40,700	(44,814)
WFB	JPMorgan Chase & Co.	USD	330.00	Jan 2027	18	1,800	38,277	(36,666)
WFB	JPMorgan Chase & Co.	USD	350.00	Jan 2027	18	1,800	26,899	(24,974)
BARC	KLA Corp.	USD	1,840.00	Jan 2027	3	300	68,241	(56,626)
BARC	KLA Corp.	USD	1,900.00	Jan 2027	3	300	62,541	(51,492)
BARC	Mastercard, Inc., Class A	USD	670.00	Jun 2026	24	2,400	39,168	(1,650)
BARC	Mastercard, Inc., Class A	USD	570.00	Jan 2027	10	1,000	34,829	(33,644)
BARC	Mastercard, Inc., Class A	USD	580.00	Jan 2027	17	1,700	51,472	(50,987)
BARC	Mastercard, Inc., Class A	USD	600.00	Jan 2027	17	1,700	41,422	(40,145)
BARC	Mastercard, Inc., Class A	USD	600.00	Jan 2027	10	1,000	24,811	(23,614)
WFB	Meta Platforms, Inc., Class A	USD	730.00	Jan 2027	9	900	73,665	(58,300)
WFB	Meta Platforms, Inc., Class A	USD	750.00	Jan 2027	9	900	67,184	(52,275)
JPM	Netflix, Inc.	USD	96.00	Jan 2027	131	13,100	106,634	(199,951)
JPM	Netflix, Inc.	USD	96.00	Jan 2027	133	13,300	96,691	(203,002)
JPM	Netflix, Inc.	USD	98.00	Jan 2027	132	13,200	99,264	(188,776)
JPM	Netflix, Inc.	USD	98.00	Jan 2027	133	13,300	88,711	(190,206)
JPM	Netflix, Inc.	USD	100.00	Jan 2027	131	13,100	91,307	(175,364)
JPM	Netflix, Inc.	USD	100.00	Jan 2027	133	13,300	81,396	(178,042)
BARC	S&P Global, Inc.	USD	590.00	Jan 2027	13	1,300	31,596	(15,607)
BARC	S&P Global, Inc.	USD	610.00	Jan 2027	13	1,300	23,724	(12,530)
The accompanying notes are an integral part of the financial statements.	6

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
UBS	Starbucks Corp.	USD	105.00	Jan 2027	81	8,100	$67,368	$(76,055)
UBS	Starbucks Corp.	USD	105.00	Jan 2027	24	2,400	18,443	(22,535)
UBS	Starbucks Corp.	USD	105.00	Jan 2027	23	2,300	18,211	(21,596)
UBS	Starbucks Corp.	USD	110.00	Jan 2027	81	8,100	54,162	(61,661)
UBS	Starbucks Corp.	USD	110.00	Jan 2027	24	2,400	14,945	(18,270)
UBS	Starbucks Corp.	USD	110.00	Jan 2027	23	2,300	14,779	(17,509)
UBS	Starbucks Corp.	USD	115.00	Jan 2027	24	2,400	11,178	(14,693)
UBS	Starbucks Corp.	USD	115.00	Jan 2027	23	2,300	11,117	(14,081)
GSI	Visa, Inc., Class A	USD	395.00	Jun 2026	35	3,500	39,795	(3,161)
CITI	Visa, Inc., Class A	USD	345.00	Jan 2027	13	1,300	28,444	(30,927)
CITI	Visa, Inc., Class A	USD	360.00	Jan 2027	25	2,500	45,175	(45,129)
CITI	Visa, Inc., Class A	USD	365.00	Jan 2027	13	1,300	19,292	(21,305)
CITI	Visa, Inc., Class A	USD	375.00	Jan 2027	25	2,500	33,175	(33,539)
UBS	Yum! Brands, Inc.	USD	165.00	Jan 2027	44	4,400	35,052	(76,423)
UBS	Yum! Brands, Inc.	USD	180.00	Jan 2027	6	600	3,886	(6,003)
UBS	Yum! Brands, Inc.	USD	180.00	Jan 2027	6	600	4,304	(6,003)
UBS	Yum! Brands, Inc.	USD	180.00	Jan 2027	23	2,300	15,894	(23,011)
UBS	Yum! Brands, Inc.	USD	185.00	Jan 2027	6	600	3,143	(4,922)
UBS	Yum! Brands, Inc.	USD	185.00	Jan 2027	6	600	3,505	(4,922)
UBS	Yum! Brands, Inc.	USD	185.00	Jan 2027	23	2,300	12,925	(18,868)
							$3,533,302	$(3,964,709)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
NOM	Nomura Global Financial Products, Inc.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.
See Notes to financial statements regarding investment transactions and other derivatives information.
Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 53.4%
U.S. Government – 25.5%
U.S. Treasury Bonds
1.125%, 08/15/2040	$2,288,000	$1,487,111
1.375%, 11/15/2040 to 08/15/2050	22,534,000	13,459,830
1.625%, 11/15/2050	14,697,000	8,064,405
1.750%, 08/15/2041	28,396,000	19,823,958
2.000%, 11/15/2041	41,992,000	30,299,853
2.250%, 08/15/2049	13,761,000	8,979,590
2.375%, 02/15/2042	18,837,000	14,322,007
3.000%, 02/15/2048 to 02/15/2049	36,386,000	27,923,205
3.125%, 05/15/2048	3,968,000	3,125,730
4.625%, 11/15/2045 to 11/15/2055	51,849,000	51,980,688
4.750%, 08/15/2055	15,259,000	15,537,954
U.S. Treasury Notes
3.375%, 02/29/2028	39,320,000	39,310,768
3.500%, 01/31/2028 to 02/28/2031	60,787,000	60,823,784
3.625%, 03/31/2030 to 12/31/2030	33,945,000	34,118,513
3.750%, 06/30/2030 to 02/28/2033	44,184,000	44,510,915
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
3.875%, 04/30/2030	$24,283,000	$24,654,833
4.000%, 07/31/2030	10,014,000	10,220,539
4.125%, 08/31/2030 to 02/15/2036	24,535,000	24,997,832
		433,641,515
U.S. Government Agency – 27.9%
Federal Home Loan Mortgage Corp.
2.000%, 10/01/2031 to 07/01/2040	8,379,232	7,620,661
2.500%, 07/01/2033 to 04/01/2052	40,219,007	35,891,908
3.000%, 03/01/2043 to 01/01/2050	35,403,135	32,972,285
3.270%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.621%), 02/01/2050 (A)	888,130	893,667
4.000%, 03/01/2050	3,130,944	3,097,767
4.189%, (30 day Average SOFR + 2.306%), 05/01/2053 (A)	2,645,091	2,662,583
4.500%, 06/01/2039 to 07/01/2039	66,573	66,855

The accompanying notes are an integral part of the financial statements.	7

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.742%, (30 day Average SOFR + 2.335%), 10/01/2054 (A)	$1,153,208	$1,176,812
4.790%, (30 day Average SOFR + 2.147%), 01/01/2055 (A)	1,496,988	1,522,910
4.972%, (30 day Average SOFR + 2.140%), 02/01/2056 (A)	2,578,505	2,627,055
4.973%, (30 day Average SOFR + 2.257%), 02/01/2054 (A)	558,706	570,722
5.190%, (30 day Average SOFR + 2.200%), 06/01/2055 (A)	1,231,142	1,257,084
5.323%, (30 day Average SOFR + 2.105%), 08/01/2055 (A)	721,520	738,171
5.336%, (30 day Average SOFR + 2.330%), 08/01/2055 (A)	906,143	925,918
5.423%, (30 day Average SOFR + 2.330%), 08/01/2055 (A)	1,155,844	1,183,349
5.448%, (30 day Average SOFR + 2.090%), 05/01/2055 (A)	513,989	527,707
5.500%, 05/01/2055	6,796,854	6,955,213
5.604%, (30 day Average SOFR + 2.330%), 07/01/2055 (A)	1,357,860	1,392,918
6.000%, 09/01/2054 to 06/01/2055	23,892,537	24,856,846
6.500%, 09/01/2054 to 10/01/2055	6,594,759	7,032,423
Federal National Mortgage Association
2.000%, 02/01/2031 to 04/01/2042	19,788,499	18,222,738
2.500%, 05/01/2037 to 05/01/2052	29,044,886	26,110,621
2.760%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (A)	669,410	656,771
3.000%, 06/01/2035 to 02/01/2055	88,935,571	82,693,391
4.000%, 01/01/2027 to 12/01/2048	3,008,358	2,989,168
4.103%, (30 day Average SOFR + 2.120%), 09/01/2052 (A)	1,241,541	1,262,890
4.128%, (30 day Average SOFR + 2.134%), 10/01/2052 (A)	3,371,567	3,422,103
4.128%, (30 day Average SOFR + 2.124%), 11/01/2052 (A)	960,446	977,169
4.342%, (30 day Average SOFR + 2.161%), 01/01/2055 (A)	1,359,364	1,378,449
4.353%, (30 day Average SOFR + 2.126%), 07/01/2052 (A)	1,412,403	1,431,475
4.500%, TBA (B)	5,400,000	5,418,351
4.500%, 03/01/2043 to 02/01/2046	1,465,241	1,488,655
4.585%, (30 day Average SOFR + 2.127%), 08/01/2052 (A)	1,567,785	1,595,965
4.633%, (30 day Average SOFR + 2.129%), 08/01/2052 (A)	810,354	825,289
4.670%, (30 day Average SOFR + 2.297%), 04/01/2053 (A)	5,646,590	5,755,901
4.964%, (30 day Average SOFR + 2.310%), 05/01/2055 (A)	1,332,630	1,355,985
5.000%, TBA (B)	37,600,000	37,770,373
5.206%, (30 day Average SOFR + 2.319%), 02/01/2055 (A)	1,875,553	1,920,954
5.365%, (30 day Average SOFR + 2.331%), 08/01/2054 (A)	1,763,090	1,812,217
5.500%, TBA (B)	1,400,000	1,422,531
5.500%, 02/01/2054 to 07/01/2055	33,404,030	34,146,751
5.578%, (30 day Average SOFR + 2.060%), 08/01/2055 (A)	1,192,311	1,230,221
5.584%, (30 day Average SOFR + 2.103%), 12/01/2053 (A)	748,061	771,101
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
6.000%, 12/01/2053 to 11/01/2055	$28,236,947	$29,430,887
6.500%, 12/01/2053 to 11/01/2055	4,397,170	4,684,145
Government National Mortgage Association
2.500%, 12/20/2037 to 07/20/2050	9,492,640	8,552,766
3.000%, 06/20/2043 to 10/20/2050	6,543,428	6,051,695
3.500%, 04/20/2048	654,023	621,972
4.000%, 08/20/2052 to 10/20/2052	25,543,009	24,770,040
5.000%, TBA (B)	11,100,000	11,107,372
5.500%, TBA (B)	5,300,000	5,368,242
5.500%, 08/20/2055	4,070,348	4,127,403
6.000%, TBA (B)	5,300,000	5,407,513
6.000%, 01/20/2053	4,763,604	4,950,739
		473,704,697
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $893,733,773)		$907,346,212
FOREIGN GOVERNMENT OBLIGATIONS – 1.8%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (C)(D)	1,910,000	1,943,843
Chile – 0.1%
Republic of Chile 4.350%, 04/13/2031	1,372,000	1,374,332
Indonesia – 0.2%
Republic of Indonesia
4.300%, 04/16/2031	1,590,000	1,588,272
4.900%, 04/16/2036	1,575,000	1,561,989
		3,150,261
Israel – 0.3%
State of Israel
3.875%, 07/03/2050	898,000	669,493
4.500%, 01/13/2031	1,996,000	1,999,675
5.000%, 01/13/2036	1,798,000	1,790,415
5.750%, 03/12/2054	923,000	902,042
		5,361,625
Kuwait – 0.5%
State of Kuwait
4.016%, 10/09/2028 (C)(D)	2,635,000	2,646,128
4.136%, 10/09/2030 (C)	4,049,000	4,062,355
4.652%, 10/09/2035 (C)	1,491,000	1,500,824
		8,209,307
Mexico – 0.5%
Government of Mexico
3.500%, 02/12/2034	1,041,000	909,209
4.400%, 02/12/2052	781,000	579,346
4.600%, 01/23/2046	813,000	647,148
4.600%, 02/10/2048	728,000	572,317
4.750%, 03/08/2044	756,000	629,748
5.375%, 03/22/2033	3,160,000	3,156,998
5.625%, 02/09/2034	1,300,000	1,311,349
6.750%, 02/09/2056	323,000	327,441
		8,133,556
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (C)	1,676,000	1,577,101
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $29,253,640)		$29,750,025

The accompanying notes are an integral part of the financial statements.	8

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS – 26.2%
Communication services – 2.6%
Alphabet, Inc.
3.700%, 02/15/2029	$1,725,000	$1,726,670
4.100%, 02/15/2031	1,848,000	1,860,166
4.375%, 11/15/2032	709,000	718,679
4.400%, 02/15/2033	1,714,000	1,729,109
4.700%, 11/15/2035	1,655,000	1,675,783
4.800%, 02/15/2036	1,959,000	1,991,177
5.250%, 05/15/2055	786,000	764,980
5.300%, 05/15/2065	786,000	745,284
5.450%, 11/15/2055	367,000	364,793
5.650%, 02/15/2056	1,438,000	1,471,445
AT&T, Inc.
3.500%, 06/01/2041	523,000	419,721
3.500%, 09/15/2053	811,000	553,238
3.550%, 09/15/2055	810,000	548,387
3.650%, 09/15/2059	512,000	344,621
3.800%, 12/01/2057	713,000	500,209
4.400%, 04/30/2031	1,592,000	1,606,695
4.900%, 11/01/2035	959,000	960,882
5.125%, 04/30/2036	984,000	998,498
5.550%, 11/01/2045	767,000	754,918
5.850%, 04/30/2046	876,000	884,209
6.000%, 04/30/2056	1,252,000	1,262,805
Charter Communications Operating LLC
3.500%, 06/01/2041	281,000	202,431
3.500%, 03/01/2042	1,374,000	970,264
3.900%, 06/01/2052	1,098,000	722,519
5.250%, 04/01/2053 (D)	672,000	542,015
5.500%, 04/01/2063	286,000	228,234
5.850%, 12/01/2035 (D)	435,000	437,780
6.700%, 12/01/2055 (D)	476,000	464,262
Comcast Corp.
2.987%, 11/01/2063	612,000	341,032
4.049%, 11/01/2052	527,000	395,526
5.350%, 05/15/2053 (D)	244,000	224,747
Meta Platforms, Inc.
4.600%, 11/15/2032	649,000	659,886
4.875%, 11/15/2035	1,894,000	1,912,859
5.400%, 08/15/2054	410,000	387,095
5.500%, 11/15/2045	473,000	467,305
5.550%, 08/15/2064	946,000	891,310
5.625%, 11/15/2055	473,000	462,984
5.750%, 11/15/2065	473,000	460,793
Orange SA
4.000%, 01/13/2029 (C)	1,073,000	1,076,337
4.250%, 01/13/2031 (C)	1,580,000	1,582,575
4.750%, 01/13/2033 (C)	1,699,000	1,718,812
5.000%, 01/13/2036 (C)	992,000	996,362
The Walt Disney Company
3.750%, 03/14/2029	1,320,000	1,320,604
4.000%, 03/14/2031	1,469,000	1,472,044
Verizon Communications, Inc.
2.987%, 10/30/2056	820,000	499,810
5.750%, 11/30/2045	643,000	649,992
5.875%, 11/30/2055	1,271,000	1,279,509
6.000%, 11/30/2065	1,270,000	1,274,882
		43,524,238
Consumer discretionary – 1.1%
Amazon.com, Inc.
3.900%, 11/20/2028	1,111,000	1,117,054
4.100%, 11/20/2030	1,111,000	1,119,164
4.350%, 03/20/2033	1,389,000	1,400,664
4.650%, 11/20/2035	1,907,000	1,917,910
5.450%, 11/20/2055	239,000	235,438
5.550%, 11/20/2065	805,000	788,102
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Dick's Sporting Goods, Inc. 4.100%, 01/15/2052	$1,049,000	$764,454
Ford Motor Credit Company LLC 2.900%, 02/10/2029	2,691,000	2,561,416
General Motors Financial Company, Inc. 2.700%, 06/10/2031 (D)	1,509,000	1,386,516
Hyundai Capital America
4.500%, 09/18/2030 (C)	719,000	725,908
5.150%, 03/27/2030 (C)	816,000	843,748
Lowe's Companies, Inc.
3.500%, 04/01/2051	661,000	470,658
4.250%, 03/15/2031	1,285,000	1,289,306
4.250%, 04/01/2052	1,218,000	972,844
4.850%, 10/15/2035	1,196,000	1,196,769
McDonald's Corp. 6.300%, 03/01/2038	834,000	935,904
MercadoLibre, Inc. 4.900%, 01/15/2033	476,000	473,263
The Home Depot, Inc. 3.625%, 04/15/2052	532,000	395,608
		18,594,726
Consumer staples – 1.3%
Altria Group, Inc. 3.875%, 09/16/2046	450,000	346,395
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	2,869,000	2,876,408
Anheuser-Busch InBev Worldwide, Inc. 5.450%, 01/23/2039	557,000	584,544
BAT Capital Corp.
4.540%, 08/15/2047	1,156,000	975,711
6.250%, 08/15/2055	819,000	854,842
7.081%, 08/02/2053	302,000	346,224
Bunge, Ltd. Finance Corp. 5.150%, 08/04/2035	1,430,000	1,467,324
Imperial Brands Finance PLC 5.625%, 07/01/2035 (C)	1,203,000	1,245,993
JBS NV
3.000%, 05/15/2032	1,078,000	981,578
3.625%, 01/15/2032	1,450,000	1,372,278
5.750%, 04/01/2033	356,000	374,375
6.375%, 04/15/2066	287,000	292,126
6.500%, 12/01/2052	752,000	794,601
7.250%, 11/15/2053	1,151,000	1,316,044
PepsiCo, Inc.
4.100%, 01/15/2029	1,098,000	1,109,699
4.300%, 07/23/2030	770,000	785,454
Philip Morris International, Inc.
4.125%, 04/28/2028	2,416,000	2,433,198
4.375%, 04/30/2030	2,045,000	2,071,461
4.875%, 04/30/2035	2,168,000	2,201,737
		22,429,992
Energy – 1.3%
Aker BP ASA
5.250%, 10/30/2035 (C)	1,949,000	1,942,981
5.800%, 10/01/2054 (C)	274,000	257,350
Chevron USA, Inc. 4.300%, 10/15/2030 (D)	994,000	1,011,555
Energy Transfer LP
5.250%, 07/01/2029	1,392,000	1,443,371
5.300%, 04/15/2047	557,000	509,019
5.700%, 04/01/2035	1,336,000	1,403,490
5.950%, 05/15/2054	2,240,000	2,162,529
6.000%, 02/01/2029 (C)	1,010,000	1,020,440
6.050%, 09/01/2054	560,000	547,592

The accompanying notes are an integral part of the financial statements.	9

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
EOG Resources, Inc. 4.400%, 01/15/2031	$1,612,000	$1,630,887
Equinor ASA
4.500%, 09/03/2030	474,000	484,303
4.750%, 11/14/2035	1,091,000	1,097,820
5.125%, 06/03/2035	477,000	495,634
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (C)(D)	903,353	824,008
2.625%, 03/31/2036 (C)	817,000	726,571
Kinder Morgan, Inc. 5.150%, 06/01/2030	268,000	278,916
MPLX LP
5.300%, 04/01/2036	979,000	987,817
6.100%, 04/01/2056	465,000	464,583
ONEOK, Inc.
5.400%, 10/15/2035	285,000	290,978
5.700%, 11/01/2054	1,193,000	1,124,092
5.850%, 11/01/2064	223,000	211,595
6.250%, 10/15/2055	715,000	724,580
TotalEnergies Capital USA LLC
4.569%, 01/13/2033	481,000	487,000
4.857%, 01/13/2036	1,210,000	1,222,743
		21,349,854
Financials – 7.8%
American Express Company 4.456%, (4.456% to 2-10-31, then Overnight SOFR + 0.867%), 02/10/2032	1,478,000	1,492,484
Ares Management Corp. 5.600%, 10/11/2054	831,000	755,232
Bain Capital Specialty Finance, Inc. 5.950%, 03/01/2031 (D)	984,000	958,966
Banco Bilbao Vizcaya Argentaria SA 5.127%, 03/03/2036 (B)	1,600,000	1,590,665
Bank Hapoalim BM
4.722%, 07/14/2029 (C)	1,495,000	1,496,114
5.252%, 01/14/2033 (C)	488,000	493,806
Bank of Montreal 4.439%, (4.439% to 1-14-31, then Overnight SOFR + 0.970%), 01/14/2032	1,565,000	1,575,118
Barclays PLC
4.521%, (4.521% to 2-24-31, then Overnight SOFR + 1.135%), 02/24/2032	1,957,000	1,961,332
5.207%, (5.207% to 2-24-36, then Overnight SOFR + 1.506%), 02/24/2037	1,231,000	1,229,838
Blackstone Reg Finance Company LLC
4.300%, 11/03/2030	1,005,000	1,002,810
4.950%, 02/15/2036	596,000	590,498
BNP Paribas SA 4.916%, (4.916% to 1-15-33, then Overnight SOFR + 1.294%), 01/15/2034 (C)(D)	642,000	645,082
Brookfield Asset Management, Ltd.
4.653%, 11/15/2030	1,428,000	1,443,359
5.298%, 01/15/2036	952,000	947,273
6.077%, 09/15/2055	561,000	570,376
Canadian Imperial Bank of Commerce 4.283%, (4.283% to 1-29-29, then SOFR Compounded Index + 0.790%), 01/29/2030	1,308,000	1,316,788
Citizens Bank NA 4.192%, (4.192% to 1-29-28, then Overnight SOFR + 0.700%), 01/29/2029	2,070,000	2,072,747
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Fifth Third Bancorp
4.566%, (4.566% to 4-29-31, then Overnight SOFR + 0.950%), 04/29/2032	$1,307,000	$1,314,744
5.141%, (5.141% to 1-29-36, then Overnight SOFR + 1.240%), 01/29/2037	971,000	973,992
Jefferies Financial Group, Inc. 5.500%, 02/15/2036	729,000	716,968
Lloyds Banking Group PLC
4.241%, (4.241% to 2-10-29, then 1 Year CMT + 0.600%), 02/10/2030	2,026,000	2,035,377
5.668%, (5.668% to 2-10-46, then 1 Year CMT + 0.820%), 02/10/2047	1,720,000	1,737,689
Mitsubishi UFJ Financial Group, Inc.
4.505%, (4.505% to 1-14-31, then 1 Year CMT + 0.800%), 01/14/2032	1,473,000	1,487,216
5.057%, (5.057% to 1-14-36, then 1 Year CMT + 0.900%), 01/14/2037	1,572,000	1,590,386
5.188%, (5.188% to 9-12-35, then 5 Year CMT + 0.930%), 09/12/2036	562,000	575,646
Morgan Stanley
4.133%, (4.133% to 10-18-28, then Overnight SOFR + 0.913%), 10/18/2029	3,039,000	3,043,710
4.238%, (4.238% to 1-9-29, then Overnight SOFR + 0.800%), 01/09/2030	575,000	577,012
4.493%, (4.493% to 1-16-31, then Overnight SOFR + 0.950%), 01/16/2032	2,713,000	2,728,732
4.892%, (4.892% to 10-22-35, then Overnight SOFR + 1.314%), 10/22/2036	850,000	845,638
5.073%, (5.073% to 1-30-36, then Overnight SOFR + 1.184%), 01/30/2037	1,749,000	1,763,909
5.314%, (5.314% to 1-18-36, then 5 Year CMT + 1.170%), 01/18/2041	582,000	579,043
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029	1,080,000	1,113,667
Morgan Stanley Private Bank NA
4.204%, (4.204% to 11-17-27, then Overnight SOFR + 0.780%), 11/17/2028	2,816,000	2,826,477
4.213%, (4.213% to 2-8-29, then Overnight SOFR + 0.762%), 02/08/2030	3,325,000	3,340,814
4.465%, (4.465% to 11-19-30, then Overnight SOFR + 1.020%), 11/19/2031	6,479,000	6,518,877
4.466%, (4.466% to 7-6-27, then Overnight SOFR + 0.770%), 07/06/2028	1,749,000	1,760,421
4.734%, (4.734% to 7-18-30, then Overnight SOFR + 1.080%), 07/18/2031	5,165,000	5,259,502
NatWest Group PLC 5.908%, (5.908% to 3-3-46, then 1 Year CMT + 1.300%), 03/03/2047	995,000	988,000
PNC Bank NA 4.429%, (4.429% to 7-21-27, then Overnight SOFR + 0.727%), 07/21/2028	2,312,000	2,328,019

The accompanying notes are an integral part of the financial statements.	10

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Protective Life Corp.
4.700%, 01/15/2031 (C)	$1,389,000	$1,402,483
5.350%, 12/15/2035 (C)	858,000	870,617
RLI Corp. 5.375%, 06/01/2036	856,000	854,589
Royal Bank of Canada 4.696%, (4.696% to 8-6-30, then Overnight SOFR + 1.060%), 08/06/2031	1,907,000	1,948,447
Standard Chartered PLC
4.529%, (4.529% to 6-5-31, then 1 Year CMT + 0.950%), 06/05/2032 (C)	2,287,000	2,289,613
5.706%, (5.706% to 3-5-46, then 1 Year CMT + 1.100%), 03/05/2047 (C)	1,226,000	1,222,475
State Street Corp.
4.729%, 02/28/2030	2,219,000	2,280,873
4.784%, (4.784% to 10-23-35, then Overnight SOFR + 1.215%), 10/23/2036	552,000	551,625
Sumitomo Mitsui Financial Group, Inc.
4.494%, (4.494% to 1-15-31, then Overnight SOFR + 1.020%), 01/15/2032	1,473,000	1,487,519
5.046%, (5.046% to 1-15-36, then Overnight SOFR + 1.220%), 01/15/2037	1,473,000	1,490,830
Sumitomo Mitsui Trust Group, Inc. 5.416%, (5.416% to 9-11-35, then Overnight SOFR + 1.650%), 09/11/2036 (C)	1,422,000	1,445,682
The Bank of New York Mellon Corp.
4.026%, (4.026% to 1-22-29, then Overnight SOFR + 0.634%), 01/22/2030	1,310,000	1,312,174
4.942%, (4.942% to 2-11-30, then Overnight SOFR + 0.887%), 02/11/2031	279,000	287,861
The Charles Schwab Corp.
4.343%, (4.343% to 11-14-30, then Overnight SOFR + 0.940%), 11/14/2031	1,416,000	1,424,967
4.914%, (4.914% to 11-14-35, then Overnight SOFR + 1.230%), 11/14/2036	772,000	772,232
The Goldman Sachs Group, Inc.
4.148%, (4.148% to 1-21-28, then Overnight SOFR + 0.710%), 01/21/2029	5,691,000	5,693,357
4.153%, (4.153% to 10-21-28, then Overnight SOFR + 0.900%), 10/21/2029	3,543,000	3,544,111
4.369%, (4.369% to 10-21-30, then Overnight SOFR + 1.060%), 10/21/2031	2,383,000	2,384,539
4.516%, (4.516% to 1-21-31, then Overnight SOFR + 0.960%), 01/21/2032	2,309,000	2,323,258
4.939%, (4.939% to 10-21-35, then Overnight SOFR + 1.330%), 10/21/2036	1,628,000	1,622,210
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	857,000	879,184
5.065%, (5.065% to 1-21-36, then Overnight SOFR + 1.190%), 01/21/2037	1,950,000	1,963,715
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
5.207%, (5.207% to 1-28-30, then Overnight SOFR + 1.078%), 01/28/2031	$2,192,000	$2,271,384
5.218%, (5.218% to 4-23-30, then Overnight SOFR + 1.580%), 04/23/2031	2,813,000	2,912,042
5.330%, (5.330% to 7-23-34, then Overnight SOFR + 1.550%), 07/23/2035	1,705,000	1,759,963
5.387%, (5.387% to 2-2-36, then 5 Year CMT + 1.180%), 02/02/2041	852,000	845,577
5.541%, (5.541% to 1-21-46, then Overnight SOFR + 1.320%), 01/21/2047	583,000	580,267
The PNC Financial Services Group, Inc.
4.075%, (4.075% to 1-26-28, then Overnight SOFR + 0.610%), 01/26/2029	2,274,000	2,280,819
4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	1,273,000	1,301,583
5.373%, (5.373% to 7-21-35, then Overnight SOFR + 1.417%), 07/21/2036	716,000	742,334
5.423%, (5.423% to 1-25-36, then 5 Year CMT + 1.170%), 01/25/2041	534,000	539,853
The Toronto-Dominion Bank 4.928%, 10/15/2035	1,432,000	1,443,759
TPG Operating Group II LP 4.875%, 05/15/2031	1,049,000	1,053,647
Truist Bank 4.144%, (4.144% to 1-27-28, then Overnight SOFR + 0.662%), 01/27/2029	2,029,000	2,033,814
Truist Financial Corp. 4.597%, (4.597% to 1-27-31, then Overnight SOFR + 0.965%), 01/27/2032	1,905,000	1,925,154
U.S. Bancorp
4.481%, (4.481% to 1-26-31, then Overnight SOFR + 0.867%), 01/26/2032	2,093,000	2,116,185
5.033%, (5.033% to 1-26-36, then Overnight SOFR + 1.101%), 01/26/2037	1,644,000	1,661,680
UBS Group AG
4.588%, (4.588% to 8-10-31, then Overnight SOFR + 1.050%), 08/10/2032 (C)	2,454,000	2,464,116
5.010%, (5.010% to 3-23-36, then Overnight SOFR + 1.340%), 03/23/2037 (C)	200,000	199,349
5.199%, (5.199% to 8-10-36, then Overnight SOFR + 1.340%), 08/10/2037 (C)	1,237,000	1,248,228
5.528%, (5.528% to 5-6-46, then Overnight SOFR + 1.490%), 05/06/2047 (C)	1,357,000	1,357,765
Wells Fargo & Company
4.960%, (4.960% to 1-23-36, then Overnight SOFR + 1.100%), 01/23/2037	1,457,000	1,462,540

The accompanying notes are an integral part of the financial statements.	11

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
5.433%, (5.433% to 1-23-46, then Overnight SOFR + 1.230%), 01/23/2047	$583,000	$577,185
		133,077,932
Health care – 2.8%
Abbott Laboratories
4.000%, 03/15/2031 (B)	1,318,000	1,316,957
4.650%, 03/15/2036 (B)	974,000	974,294
AbbVie, Inc.
3.200%, 11/21/2029	2,034,000	1,986,770
4.050%, 11/21/2039	578,000	523,197
4.125%, 03/15/2031 (B)	2,164,000	2,170,877
4.250%, 11/21/2049	2,007,000	1,688,638
4.400%, 03/15/2033 (B)	1,940,000	1,948,138
4.450%, 05/14/2046	245,000	216,961
4.750%, 03/15/2036 (B)	1,455,000	1,462,622
4.800%, 03/15/2027	1,380,000	1,392,893
4.875%, 03/15/2030	575,000	594,572
5.050%, 03/15/2034	796,000	826,385
5.200%, 03/15/2035 (D)	664,000	692,792
5.550%, 03/15/2056 (B)	267,000	268,646
Alcon Finance Corp. 5.375%, 12/06/2032 (C)	1,678,000	1,764,180
Amgen, Inc.
4.200%, 02/19/2031 (D)	858,000	860,536
4.850%, 02/19/2036	2,033,000	2,043,997
5.500%, 02/19/2046	292,000	290,536
5.600%, 03/02/2043	796,000	813,535
5.650%, 02/19/2056	1,093,000	1,090,899
AstraZeneca Finance LLC
4.000%, 03/02/2031	1,141,000	1,141,648
4.300%, 03/02/2033	728,000	729,896
4.600%, 03/02/2036	971,000	971,986
CVS Health Corp. 5.050%, 03/25/2048	1,438,000	1,282,268
Eli Lilly & Company
4.250%, 03/15/2031	1,667,000	1,690,902
4.600%, 08/14/2034	986,000	1,001,176
4.700%, 02/09/2034	545,000	557,610
5.050%, 08/14/2054	135,000	127,719
Gilead Sciences, Inc. 4.000%, 09/01/2036	557,000	525,541
HCA, Inc.
5.250%, 06/15/2049	709,000	649,995
5.900%, 06/01/2053	414,000	407,674
Johnson & Johnson 3.625%, 03/03/2037	1,649,000	1,519,665
Merck & Company, Inc. 2.350%, 06/24/2040	463,000	339,621
Pfizer Investment Enterprises Pte, Ltd.
4.750%, 05/19/2033	785,000	801,322
5.300%, 05/19/2053	284,000	271,923
5.340%, 05/19/2063	285,000	267,460
Pfizer, Inc.
4.200%, 11/15/2030	1,583,000	1,599,177
4.875%, 11/15/2035	2,185,000	2,226,174
Roche Holdings, Inc.
4.075%, 12/02/2030 (C)	1,060,000	1,066,281
4.374%, 12/02/2032 (C)	1,655,000	1,673,612
Royalty Pharma PLC
2.200%, 09/02/2030	568,000	521,524
3.300%, 09/02/2040	284,000	224,318
3.550%, 09/02/2050	1,297,000	919,041
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Thermo Fisher Scientific, Inc.
4.215%, 02/12/2031	$1,320,000	$1,330,834
4.550%, 06/15/2033	690,000	697,838
4.902%, 02/12/2036	979,000	995,974
UnitedHealth Group, Inc.
3.050%, 05/15/2041	256,000	196,487
5.500%, 07/15/2044	667,000	664,362
5.625%, 07/15/2054	1,103,000	1,088,219
		48,417,672
Industrials – 2.8%
Caterpillar Financial Services Corp.
4.375%, 08/16/2029	624,000	636,534
5.000%, 05/14/2027	1,659,000	1,685,076
Crowley Conro LLC 4.181%, 08/15/2043	639,273	594,157
Deere & Company 5.700%, 01/19/2055	1,152,000	1,223,477
Delta Air Lines, Inc.
4.750%, 10/20/2028 (C)	1,646,333	1,660,570
4.950%, 07/10/2028	2,219,000	2,255,887
5.250%, 07/10/2030	2,496,000	2,573,931
Eaton Capital ULC 4.450%, 05/09/2030 (D)	799,000	812,286
Embraer Netherlands Finance BV
5.400%, 01/09/2038	842,000	842,842
5.980%, 02/11/2035	884,000	949,195
GE Vernova, Inc. 5.500%, 02/04/2056	1,098,000	1,089,348
General Electric Company
4.300%, 07/29/2030	1,670,000	1,696,480
4.900%, 01/29/2036	1,518,000	1,557,103
Howmet Aerospace, Inc.
4.750%, 04/15/2036 (B)	731,000	733,283
4.850%, 10/15/2031	739,000	767,150
John Deere Capital Corp.
4.150%, 09/15/2027	1,088,000	1,095,489
4.500%, 01/08/2027	1,372,000	1,380,942
4.650%, 01/07/2028	966,000	983,934
4.850%, 06/11/2029	180,000	185,833
5.150%, 09/08/2026 (D)	1,015,000	1,022,337
Norfolk Southern Corp. 5.100%, 05/01/2035	954,000	986,089
Northrop Grumman Corp.
4.650%, 07/15/2030	792,000	810,999
5.250%, 07/15/2035	735,000	769,388
Novartis Capital Corp. 4.600%, 11/05/2035	2,106,000	2,116,585
Siemens Funding BV
4.350%, 05/26/2028 (C)	1,757,000	1,780,006
4.600%, 05/28/2030 (C)	1,306,000	1,337,925
5.200%, 05/28/2035 (C)(D)	1,573,000	1,648,650
5.800%, 05/28/2055 (C)	798,000	843,115
Southwest Airlines Company 5.250%, 11/15/2035	1,660,000	1,646,424
The Boeing Company
5.805%, 05/01/2050	962,000	965,887
6.858%, 05/01/2054	575,000	659,427
Uber Technologies, Inc.
4.150%, 01/15/2031	1,437,000	1,431,373
4.800%, 09/15/2034	1,405,000	1,409,073
4.800%, 09/15/2035	958,000	953,623
5.350%, 09/15/2054 (D)	659,000	628,425
Union Pacific Corp. 5.600%, 12/01/2054	429,000	434,461

The accompanying notes are an integral part of the financial statements.	12

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines Holdings, Inc.
4.875%, 03/01/2029	$1,993,000	$2,007,376
5.375%, 03/01/2031	996,000	1,015,481
Verisk Analytics, Inc.
4.450%, 03/15/2031	858,000	862,179
5.125%, 03/15/2036	1,716,000	1,713,301
		47,765,641
Information technology – 2.3%
Apple, Inc.
2.375%, 02/08/2041	397,000	291,387
2.650%, 05/11/2050	766,000	488,048
3.950%, 08/08/2052	1,044,000	841,066
Broadcom, Inc.
4.550%, 02/15/2032	1,383,000	1,401,678
4.600%, 07/15/2030	1,798,000	1,838,405
4.800%, 10/15/2034	1,936,000	1,957,526
4.900%, 07/15/2032	950,000	978,473
4.926%, 05/15/2037 (C)	779,000	779,194
5.050%, 07/12/2029	1,990,000	2,059,024
5.150%, 11/15/2031	1,856,000	1,943,418
5.200%, 07/15/2035	587,000	606,672
Cadence Design Systems, Inc.
4.200%, 09/10/2027 (D)	476,000	478,325
4.300%, 09/10/2029	2,307,000	2,330,475
Cisco Systems, Inc. 5.500%, 02/24/2055	279,000	280,456
Flex, Ltd.
5.250%, 01/15/2032	389,000	399,360
5.375%, 11/13/2035	834,000	843,141
Foundry JV Holdco LLC
5.500%, 01/25/2031 (C)(D)	500,000	521,764
5.900%, 01/25/2033 (C)	512,000	542,508
6.300%, 01/25/2039 (C)	408,000	441,260
Intel Corp.
2.800%, 08/12/2041	469,000	333,972
3.250%, 11/15/2049	274,000	179,386
5.625%, 02/10/2043	313,000	306,729
5.900%, 02/10/2063	410,000	394,494
Jabil, Inc.
4.200%, 02/01/2029	683,000	684,277
4.750%, 02/01/2033	683,000	680,502
Oracle Corp.
3.600%, 04/01/2050	1,605,000	1,003,971
4.000%, 07/15/2046	947,000	660,630
4.550%, 02/04/2029	1,386,000	1,388,630
4.800%, 09/26/2032	881,000	860,847
4.950%, 02/04/2031	1,281,000	1,278,376
5.200%, 09/26/2035 (D)	583,000	563,384
5.350%, 05/04/2033	1,281,000	1,285,318
5.375%, 09/27/2054	712,000	576,440
5.550%, 02/06/2053	589,000	489,811
5.700%, 02/04/2036	1,281,000	1,281,717
5.875%, 09/26/2045	1,121,000	1,015,699
6.000%, 08/03/2055	424,000	373,505
6.700%, 02/04/2056	1,208,000	1,171,470
6.850%, 02/04/2066	487,000	466,552
Synopsys, Inc.
4.650%, 04/01/2028	832,000	842,596
4.850%, 04/01/2030	1,190,000	1,218,526
5.000%, 04/01/2032	952,000	981,574
5.150%, 04/01/2035	838,000	858,199
5.700%, 04/01/2055	669,000	668,613
		38,587,398
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials – 0.1%
Eagle Materials, Inc. 5.000%, 03/15/2036	$809,000	$801,248
Eastman Chemical Company 4.500%, 02/20/2031	1,430,000	1,429,892
		2,231,140
Real estate – 1.3%
Agree LP
2.600%, 06/15/2033	232,000	202,417
4.800%, 10/01/2032	512,000	521,452
5.600%, 06/15/2035	833,000	879,086
American Homes 4 Rent LP
3.625%, 04/15/2032	939,000	891,287
4.300%, 04/15/2052	421,000	334,058
4.950%, 06/15/2030	717,000	731,645
5.250%, 03/15/2035	243,000	245,115
5.500%, 07/15/2034	569,000	587,507
Brixmor Operating Partnership LP
2.500%, 08/16/2031 (D)	898,000	816,394
4.850%, 02/15/2033	393,000	396,464
CBRE Services, Inc.
4.900%, 01/15/2033	1,405,000	1,422,679
5.500%, 06/15/2035	437,000	452,800
Equinix Europe 2 Financing Corp. LLC 4.600%, 11/15/2030	1,104,000	1,117,149
Essex Portfolio LP 2.550%, 06/15/2031	484,000	443,190
FIBRA Prologis
5.500%, 11/26/2035 (C)	872,000	883,772
5.625%, 01/14/2038 (C)	884,000	893,627
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	163,000	143,657
4.150%, 04/15/2032	935,000	910,032
4.950%, 01/15/2033	466,000	469,259
Kimco Realty OP LLC
4.850%, 03/01/2035	748,000	756,510
5.300%, 02/01/2036	859,000	892,988
Prologis Targeted U.S. Logistics Fund LP 4.625%, 03/15/2033 (C)	970,000	968,088
Realty Income Corp.
2.100%, 03/15/2028	527,000	508,557
2.850%, 12/15/2032	680,000	619,566
4.500%, 02/01/2033	718,000	719,473
Regency Centers LP
2.950%, 09/15/2029	1,286,000	1,243,526
4.500%, 03/15/2033	572,000	572,199
5.000%, 07/15/2032	812,000	836,960
5.250%, 01/15/2034	1,103,000	1,145,017
Store Capital LLC
2.700%, 12/01/2031	327,000	292,535
2.750%, 11/18/2030	660,000	607,060
4.950%, 02/11/2031 (C)	863,000	870,684
		22,374,753
Utilities – 2.8%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (C)	339,000	310,222
Arizona Public Service Company 5.900%, 08/15/2055	948,000	975,480
Baltimore Gas & Electric Company
2.250%, 06/15/2031	728,000	664,920
5.450%, 06/01/2035	955,000	1,002,256
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	537,000	400,540
4.850%, 04/01/2036	1,012,000	1,015,129
4.950%, 08/15/2035	1,144,000	1,162,207

The accompanying notes are an integral part of the financial statements.	13

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Chile Electricity Lux MPC II Sarl
5.580%, 10/20/2035 (C)	$757,566	$782,482
5.672%, 10/20/2035 (C)	1,154,366	1,198,315
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	164,000	110,772
3.700%, 11/15/2059	277,000	196,355
Consumers Energy Company
4.500%, 01/15/2031	1,428,000	1,457,174
5.050%, 05/15/2035	1,055,000	1,086,782
DTE Electric Company
2.950%, 03/01/2050	849,000	572,215
3.650%, 03/01/2052	389,000	292,886
Duke Energy Carolinas LLC
2.550%, 04/15/2031	332,000	309,112
2.850%, 03/15/2032	904,000	837,264
3.550%, 03/15/2052	658,000	483,188
5.350%, 01/15/2053	638,000	619,318
Duke Energy Corp. 3.500%, 06/15/2051	451,000	313,466
Duke Energy Florida LLC
2.400%, 12/15/2031	725,000	663,335
4.200%, 12/01/2030	377,000	379,684
4.850%, 12/01/2035	769,000	774,875
Duke Energy Progress LLC
2.500%, 08/15/2050	734,000	438,914
3.700%, 10/15/2046	165,000	129,379
Entergy Arkansas LLC
2.650%, 06/15/2051	655,000	396,151
5.150%, 01/15/2033	1,091,000	1,135,658
Entergy Mississippi LLC 5.800%, 04/15/2055	712,000	721,911
Exelon Corp. 4.950%, 03/15/2036	2,032,000	2,020,131
FirstEnergy Pennsylvania Electric Company
3.250%, 03/15/2028 (C)	709,000	698,449
4.300%, 01/15/2029 (C)	855,000	860,071
5.200%, 04/01/2028 (C)	560,000	572,693
Jersey Central Power & Light Company
2.750%, 03/01/2032 (C)	799,000	730,072
4.150%, 01/15/2029 (C)	772,000	775,214
4.400%, 01/15/2031 (C)	1,286,000	1,293,408
5.100%, 01/15/2035	648,000	665,532
MidAmerican Energy Company
2.700%, 08/01/2052	630,000	397,830
5.500%, 11/15/2056	619,000	616,967
Mississippi Power Company
3.100%, 07/30/2051	872,000	591,236
4.250%, 03/15/2042	370,000	324,545
Northern States Power Company
5.050%, 05/15/2035	1,190,000	1,222,370
5.400%, 03/15/2054	440,000	433,344
5.650%, 06/15/2054	477,000	485,123
Ohio Edison Company 4.950%, 12/15/2029 (C)	716,000	735,711
Oncor Electric Delivery Company LLC
5.350%, 04/01/2035 (C)	391,000	407,184
5.800%, 04/01/2055 (C)	781,000	802,490
Pacific Gas & Electric Company
3.500%, 08/01/2050	276,000	190,589
3.950%, 12/01/2047	1,685,000	1,282,863
4.200%, 06/01/2041	423,000	356,798
4.950%, 07/01/2050	2,881,000	2,494,233
5.050%, 10/15/2032	1,204,000	1,227,037
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas & Electric Company (continued)
6.100%, 10/15/2055	$772,000	$773,593
PECO Energy Company 2.850%, 09/15/2051	878,000	558,546
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.750%, 02/03/2031 (C)	1,466,000	1,465,202
5.450%, 02/03/2036 (C)	902,000	901,908
PPL Capital Funding, Inc. 5.250%, 09/01/2034	506,000	522,820
Public Service Company of Oklahoma 3.150%, 08/15/2051	492,000	329,724
Public Service Electric & Gas Company
1.900%, 08/15/2031	1,250,000	1,116,828
2.050%, 08/01/2050	203,000	111,496
2.700%, 05/01/2050	340,000	217,537
Southern California Edison Company 4.125%, 03/01/2048	83,000	64,962
Trans-Allegheny Interstate Line Company 5.000%, 01/15/2031 (C)	1,037,000	1,071,832
Virginia Electric & Power Company
2.950%, 11/15/2051	728,000	463,874
4.950%, 03/15/2036 (B)	1,655,000	1,652,299
Wisconsin Electric Power Company 4.150%, 10/15/2030	1,035,000	1,041,020
		47,905,521
TOTAL CORPORATE BONDS (Cost $444,420,690)		$446,258,867
MUNICIPAL BONDS – 0.2%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	600,000	384,973
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	720,000	823,932
North Texas Tollway Authority 6.718%, 01/01/2049	459,000	515,362
Ohio State University 4.800%, 06/01/2111	433,000	375,692
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,010,000	888,304
TOTAL MUNICIPAL BONDS (Cost $3,428,455)		$2,988,263
COLLATERALIZED MORTGAGE OBLIGATIONS – 13.3%
Commercial and residential – 1.5%
Angel Oak Mortgage Trust LLC Series 2021-6, Class A1 1.458%, 09/25/2066 (C)(E)	631,338	542,661
BANK Series 2022-BNK44, Class A5 5.743%, 11/15/2055 (E)	687,000	741,271
BANK5 Series 2025-5YR19, Class A3 5.270%, 12/15/2058	597,000	624,809
BBCMS Mortgage Trust
Series 2018-C2, Class ASB, 4.236%, 12/15/2051	183,899	184,043
Series 2021-C12, Class A5, 2.689%, 11/15/2054	423,000	384,612
Series 2022-C17, Class A5, 4.441%, 09/15/2055	538,000	539,881
Series 2025-5C33, Class A4, 5.839%, 03/15/2058	1,064,000	1,126,323

The accompanying notes are an integral part of the financial statements.	14

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BBCMS Mortgage Trust (continued)
Series 2025-5C37, Class A3, 5.015%, 09/15/2058	$266,000	$274,736
Series 2025-5C38, Class A3, 5.146%, 11/15/2058	1,084,000	1,126,475
Series 2026-5C40, Class A3, 5.248%, 02/15/2059	1,619,000	1,692,904
Benchmark Mortgage Trust
Series 2021-B25, Class A4, 2.268%, 04/15/2054	573,000	530,173
Series 2026-V20, Class A3, 5.184%, 02/15/2059	1,633,000	1,703,114
BMO Mortgage Trust
Series 2025-C11, Class A5, 5.687%, 02/15/2058	408,000	440,706
Series 2025-C12, Class A5, 5.871%, 06/15/2058 (E)	232,000	253,256
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (C)	195,910	193,365
BX Trust
Series 2025-VLT7, Class A (1 month CME Term SOFR + 1.700%), 5.360%, 07/15/2044 (A)(C)	1,012,000	1,012,316
Series 2025-VOLT, Class A (1 month CME Term SOFR + 1.700%), 5.360%, 12/15/2044 (A)(C)	1,862,000	1,863,746
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (C)(E)	805,102	692,098
Series 2021-4, Class A1, 1.397%, 10/25/2066 (C)(E)	881,090	773,777
CSAIL Commercial Mortgage Trust Series 2019-C16, Class ASB 3.142%, 06/15/2052	524,732	518,382
GS Mortgage Securities Trust Series 2020-GSA2, Class A4 1.721%, 12/12/2053	1,786,000	1,620,318
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A3 3.393%, 12/15/2049	303,797	301,926
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (C)(E)	308,794	276,914
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	656,686	602,499
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (C)(E)	165,376	158,985
Series 2021-4, Class A1, 1.162%, 08/25/2056 (C)(E)	722,442	656,015
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A (1 month CME Term SOFR + 1.443%) 5.103%, 02/15/2042 (A)(C)	1,577,000	1,563,160
Verus Securitization Trust
Series 2021-1, Class A1, 0.815%, 01/25/2066 (C)(E)	494,011	454,371
Series 2021-3, Class A1, 1.046%, 06/25/2066 (C)(E)	549,132	498,525
Series 2021-4, Class A1, 0.938%, 07/25/2066 (C)(E)	699,694	605,961
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2021-5, Class A1, 1.013%, 09/25/2066 (C)(E)	$1,772,506	$1,567,631
Series 2021-7, Class A1, 2.829%, 10/25/2066 (C)	743,241	697,327
Series 2021-8, Class A1, 2.824%, 11/25/2066 (C)(E)	739,767	697,686
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (C)(E)	197,177	191,617
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (C)(E)	226,511	217,683
		25,329,266
U.S. Government Agency – 11.8%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,207,132	1,127,489
Series 326, Class F2 (30 day Average SOFR + 0.664%), 4.323%, 03/15/2044 (A)	598,209	599,810
Series 3693, Class FC (30 day Average SOFR + 0.614%), 4.273%, 07/15/2040 (A)	396,758	395,630
Series 3919, Class FA (30 day Average SOFR + 0.614%), 4.273%, 09/15/2041 (A)	379,105	377,927
Series 3958, Class AF (30 day Average SOFR + 0.564%), 4.223%, 11/15/2041 (A)	349,413	347,684
Series 3975, Class FA (30 day Average SOFR + 0.604%), 4.263%, 12/15/2041 (A)	321,906	320,816
Series 3990, Class FG (30 day Average SOFR + 0.564%), 4.223%, 01/15/2042 (A)	398,922	396,900
Series 4059, Class FP (30 day Average SOFR + 0.564%), 4.223%, 06/15/2042 (A)	481,022	478,026
Series 4091, Class BX, 3.250%, 10/15/2041	786,855	758,362
Series 4091, Class EX, 3.375%, 07/15/2042	511,158	491,887
Series 4091, Class FN (30 day Average SOFR + 0.514%), 4.173%, 08/15/2042 (A)	467,527	463,220
Series 4091, Class MX, 3.250%, 02/15/2042	583,838	559,121
Series 4117, Class HB, 2.500%, 10/15/2042	537,847	494,939
Series 4160, Class HP, 2.500%, 01/15/2033	439,560	426,082
Series 4184, Class FN (30 day Average SOFR + 0.464%), 4.123%, 03/15/2043 (A)	274,671	271,595
Series 4240, Class FA (30 day Average SOFR + 0.614%), 4.273%, 08/15/2043 (A)	1,331,818	1,323,599
Series 4281, Class FA (30 day Average SOFR + 0.514%), 4.173%, 12/15/2043 (A)	212,459	211,307
Series 4290, Class LF (30 day Average SOFR + 0.514%), 4.173%, 07/15/2035 (A)	425,734	423,922

The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4303, Class FA (30 day Average SOFR + 0.464%), 4.123%, 02/15/2044 (A)	$384,636	$380,948
Series 4427, Class CE, 3.000%, 02/15/2034	84,130	83,518
Series 4446, Class CP, 2.250%, 03/15/2045	626,114	575,198
Series 4582, Class HA, 3.000%, 09/15/2045	2,436,598	2,340,071
Series 4587, Class AF (30 day Average SOFR + 0.464%), 4.123%, 06/15/2046 (A)	645,615	642,392
Series 4604, Class FB (30 day Average SOFR + 0.514%), 4.173%, 08/15/2046 (A)	1,287,677	1,279,059
Series 4611, Class BF (30 day Average SOFR + 0.514%), 4.173%, 06/15/2041 (A)	4,904,944	4,905,348
Series 4620, Class LF (30 day Average SOFR + 0.514%), 4.173%, 10/15/2046 (A)	692,863	689,402
Series 4709, Class FA (30 day Average SOFR + 0.414%), 4.073%, 08/15/2047 (A)	512,550	507,770
Series 4719, Class LA, 3.500%, 09/15/2047	728,922	697,947
Series 4719, Class LM, 3.000%, 09/15/2047	527,277	489,177
Series 4742, Class PA, 3.000%, 10/15/2047	857,011	803,295
Series 4753, Class BD, 3.000%, 01/15/2048	617,071	567,952
Series 4826, Class KF (30 day Average SOFR + 0.414%), 4.073%, 09/15/2048 (A)	449,930	442,432
Series 4854, Class FB (30 day Average SOFR + 0.414%), 4.073%, 01/15/2049 (A)	1,299,711	1,287,880
Series 4857, Class JA, 3.350%, 01/15/2049	2,060,478	2,016,571
Series 4880, Class DA, 3.000%, 05/15/2050	1,342,907	1,270,039
Series 4903, Class NF (30 day Average SOFR + 0.514%), 4.182%, 08/25/2049 (A)	437,566	432,761
Series 4927, Class BG, 3.000%, 11/25/2049	972,138	918,079
Series 4937, Class MD, 2.500%, 10/25/2049	961,241	873,245
Series 4940, Class AG, 3.000%, 05/15/2040	578,026	559,395
Series 4941, Class GA, 2.000%, 12/15/2047	561,136	483,683
Series 4944, Class AC, 2.400%, 05/15/2044	1,507,960	1,382,067
Series 4951, Class EA, 2.500%, 09/15/2044	561,437	512,090
Series 4954, Class LB, 2.500%, 02/25/2050	432,093	389,142
Series 4957, Class MY, 3.000%, 02/25/2050	712,000	615,957
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4988, Class KF (30 day Average SOFR + 0.464%), 4.132%, 07/25/2050 (A)	$718,208	$713,045
Series 5020, Class ET, 3.500%, 10/25/2050	873,495	821,541
Series 5058, Class BC, 5.000%, 11/25/2050	615,106	622,416
Series 5091, Class AB, 1.500%, 03/25/2051	1,721,833	1,441,359
Series 5092, Class HE, 2.000%, 02/25/2051	1,009,609	872,380
Series 5114, Class AD, 1.500%, 08/25/2047	3,690,092	3,266,810
Series 5118, Class CA, 1.500%, 10/15/2033	966,775	908,033
Series 5202, Class KA, 2.500%, 06/25/2049	910,500	837,056
Series 5202, Class TA, 2.500%, 12/25/2048	1,663,544	1,557,473
Series 5207, Class PA, 3.000%, 06/25/2051	1,350,984	1,243,665
Series 5220, Class QK, 3.500%, 09/25/2050	1,849,743	1,813,867
Series 5228, Class TN, 3.500%, 07/25/2039	634,409	622,534
Series 5335, Class FB (30 day Average SOFR + 0.814%), 4.473%, 10/15/2039 (A)	1,684,858	1,694,812
Series 5396, Class HF (30 day Average SOFR + 0.950%), 4.617%, 04/25/2054 (A)	2,264,201	2,264,398
Series 5399, Class FB (30 day Average SOFR + 0.900%), 4.567%, 04/25/2054 (A)	1,380,629	1,386,260
Series 5410, Class JY, 3.000%, 03/15/2044	1,107,000	981,725
Series 5451, Class FD (30 day Average SOFR + 0.514%), 4.173%, 01/15/2044 (A)	758,250	752,179
Series 5452, Class KY, 3.000%, 03/15/2044	1,168,000	1,048,058
Series 5529, Class HA, 3.000%, 03/15/2043	610,806	588,670
Series 5565, Class QA, 4.500%, 08/25/2055	2,714,182	2,747,635
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	33,297	33,915
Series 2010-107, Class FB (30 day Average SOFR + 0.524%), 4.192%, 09/25/2040 (A)	357,361	355,518
Series 2011-111, Class DB, 4.000%, 11/25/2041	767,328	758,569
Series 2011-117, Class AF (30 day Average SOFR + 0.564%), 4.232%, 11/25/2041 (A)	317,590	315,989
Series 2011-117, Class FA (30 day Average SOFR + 0.564%), 4.232%, 11/25/2041 (A)	750,598	746,910
Series 2011-127, Class FC (30 day Average SOFR + 0.564%), 4.232%, 12/25/2041 (A)	346,720	344,583

The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2011-142, Class EF (30 day Average SOFR + 0.614%), 4.282%, 01/25/2042 (A)	$392,407	$390,997
Series 2011-55, Class FH (30 day Average SOFR + 0.554%), 4.222%, 06/25/2041 (A)	264,733	263,553
Series 2012-12, Class FA (30 day Average SOFR + 0.614%), 4.282%, 02/25/2042 (A)	345,708	344,385
Series 2012-47, Class JF (30 day Average SOFR + 0.614%), 4.282%, 05/25/2042 (A)	462,805	460,989
Series 2013-11, Class AP, 1.500%, 01/25/2043	1,603,712	1,494,837
Series 2013-49, Class AP, 1.750%, 05/25/2043	431,339	382,533
Series 2014-25, Class EL, 3.000%, 05/25/2044	701,613	657,421
Series 2014-74, Class FC (30 day Average SOFR + 0.514%), 4.182%, 11/25/2044 (A)	387,810	384,042
Series 2015-32, Class FA (30 day Average SOFR + 0.414%), 4.082%, 05/25/2045 (A)	658,336	647,234
Series 2015-48, Class FB (30 day Average SOFR + 0.414%), 4.082%, 07/25/2045 (A)	775,388	762,673
Series 2015-72, Class GL, 3.000%, 10/25/2045	562,000	508,359
Series 2015-8, Class AP, 2.000%, 03/25/2045	1,227,484	1,126,307
Series 2015-84, Class PA, 1.700%, 08/25/2033	800,228	762,144
Series 2016-11, Class CF (30 day Average SOFR + 0.464%), 4.132%, 03/25/2046 (A)	356,901	354,030
Series 2016-19, Class FD (30 day Average SOFR + 0.514%), 4.182%, 04/25/2046 (A)	2,139,605	2,129,262
Series 2016-22, Class FA (30 day Average SOFR + 0.514%), 4.182%, 04/25/2046 (A)	937,633	931,230
Series 2016-22, Class FG (30 day Average SOFR + 0.514%), 4.182%, 04/25/2046 (A)	818,993	813,282
Series 2016-48, Class MA, 2.000%, 06/25/2038	1,828,500	1,736,173
Series 2016-57, Class PC, 1.750%, 06/25/2046	4,395,270	3,844,090
Series 2016-64, Class BC, 1.750%, 09/25/2046	832,151	790,446
Series 2016-64, Class PE, 2.500%, 09/25/2046	595,000	478,209
Series 2016-69, Class BF (30 day Average SOFR + 0.514%), 4.182%, 10/25/2046 (A)	748,935	745,158
Series 2016-75, Class FE (30 day Average SOFR + 0.514%), 4.182%, 10/25/2046 (A)	570,198	567,412
Series 2016-78, Class FA (30 day Average SOFR + 0.514%), 4.182%, 03/25/2044 (A)	356,254	353,869
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-79, Class FH (30 day Average SOFR + 0.514%), 4.182%, 11/25/2046 (A)	$571,722	$568,985
Series 2016-82, Class FE (30 day Average SOFR + 0.514%), 4.182%, 11/25/2046 (A)	1,245,418	1,239,782
Series 2016-82, Class FH (30 day Average SOFR + 0.514%), 4.182%, 11/25/2046 (A)	1,165,957	1,158,330
Series 2016-84, Class FB (30 day Average SOFR + 0.514%), 4.182%, 11/25/2046 (A)	557,944	554,166
Series 2016-86, Class FE (30 day Average SOFR + 0.514%), 4.182%, 11/25/2046 (A)	1,462,634	1,452,572
Series 2016-91, Class AF (30 day Average SOFR + 0.514%), 4.182%, 12/25/2046 (A)	502,885	500,730
Series 2017-11, Class FA (30 day Average SOFR + 0.514%), 4.182%, 03/25/2047 (A)	212,650	211,509
Series 2017-113, Class FB (30 day Average SOFR + 0.364%), 4.032%, 01/25/2048 (A)	225,222	223,098
Series 2017-12, Class FD (30 day Average SOFR + 0.514%), 4.182%, 03/25/2047 (A)	561,235	558,114
Series 2017-13, Class PA, 3.000%, 08/25/2046	554,859	530,916
Series 2017-23, Class FA (30 day Average SOFR + 0.514%), 4.182%, 04/25/2047 (A)	643,018	639,067
Series 2017-24, Class PG, 2.625%, 04/25/2047	2,259,030	2,040,350
Series 2017-26, Class FA (30 day Average SOFR + 0.464%), 4.132%, 04/25/2047 (A)	1,424,676	1,415,743
Series 2017-35, Class MC, 2.625%, 12/25/2044	422,176	413,477
Series 2017-82, Class FE (30 day Average SOFR + 0.364%), 4.032%, 10/25/2047 (A)	490,662	487,523
Series 2017-9, Class BF (30 day Average SOFR + 0.514%), 4.182%, 03/25/2047 (A)	689,336	685,950
Series 2017-9, Class DF (30 day Average SOFR + 0.514%), 4.182%, 03/25/2047 (A)	500,864	498,410
Series 2017-9, Class EF (30 day Average SOFR + 0.514%), 4.182%, 03/25/2047 (A)	253,016	251,813
Series 2017-96, Class FB (30 day Average SOFR + 0.414%), 4.082%, 12/25/2047 (A)	892,571	883,177
Series 2018-1, Class FA (30 day Average SOFR + 0.364%), 4.032%, 02/25/2048 (A)	288,025	285,156
Series 2018-14, Class KC, 3.000%, 03/25/2048	772,869	749,087
Series 2018-36, Class FD (30 day Average SOFR + 0.364%), 4.032%, 06/25/2048 (A)	1,173,283	1,163,807

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2018-38, Class MA, 3.300%, 06/25/2048	$1,063,721	$1,035,922
Series 2018-45, Class TM, 3.000%, 06/25/2048	832,671	769,055
Series 2018-55, Class GA, 3.375%, 08/25/2048	786,259	767,890
Series 2018-64, Class A, 3.000%, 09/25/2048	791,353	726,212
Series 2018-85, Class EA, 3.500%, 12/25/2048	540,208	532,972
Series 2019-13, Class PE, 3.000%, 03/25/2049	505,597	472,374
Series 2019-25, Class PA, 3.000%, 05/25/2048	1,518,247	1,445,822
Series 2019-43, Class FC (30 day Average SOFR + 0.514%), 4.182%, 08/25/2049 (A)	781,989	773,056
Series 2019-8, Class GA, 3.000%, 03/25/2049	2,276,065	2,072,702
Series 2019-81, Class LH, 3.000%, 12/25/2049	173,801	161,247
Series 2020-34, Class AG, 2.000%, 06/25/2035	1,443,130	1,388,534
Series 2020-48, Class AB, 2.000%, 07/25/2050	875,961	750,081
Series 2020-59, Class NC, 3.000%, 08/25/2040	947,391	904,071
Series 2021-27, Class EC, 1.500%, 05/25/2051	3,251,747	2,716,344
Series 2021-40, Class DW, 2.000%, 06/25/2041	207,041	188,507
Series 2021-78, Class ND, 1.500%, 11/25/2051	1,262,604	1,056,071
Series 2021-95, Class CP, 1.500%, 08/25/2051	487,898	427,024
Series 2022-62, Class KA, 3.250%, 09/25/2052	623,688	598,306
Series 2023-14, Class EJ, 2.750%, 04/25/2049	997,538	950,196
Series 2023-37, Class FH (30 day Average SOFR + 0.514%), 4.182%, 01/25/2050 (A)	1,752,875	1,734,329
Series 2023-38, Class FC (30 day Average SOFR + 0.664%), 4.332%, 06/25/2040 (A)	1,297,098	1,296,510
Series 2023-38, Class FD (30 day Average SOFR + 0.864%), 4.562%, 10/25/2039 (A)	396,558	387,828
Series 2024-64, Class KY, 3.000%, 12/25/2043	681,000	606,393
Series 2025-95, Class FC (30 day Average SOFR + 0.700%), 4.367%, 09/25/2052 (A)	2,531,137	2,534,372
Series 2025-98, Class PK, 4.500%, 08/25/2054	9,199,404	9,272,338
Government National Mortgage Association
Series 2010-163, Class NC, 4.000%, 12/20/2040	789,349	791,383
Series 2013-152, Class HA, 2.500%, 06/20/2043	936,680	882,543
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2014-133, Class BP, 2.250%, 09/20/2044	$708,454	$650,221
Series 2014-149, Class KP, 2.250%, 07/16/2044	604,788	566,621
Series 2014-181, Class L, 3.000%, 12/20/2044	670,496	621,998
Series 2015-144, Class CA, 2.500%, 10/20/2045	1,021,475	925,146
Series 2016-136, Class A, 3.000%, 07/20/2044	621,100	577,564
Series 2016-93, Class AB, 1.750%, 07/20/2044	1,358,858	1,174,579
Series 2016-99, Class TL, 2.000%, 04/16/2044	1,636,021	1,413,179
Series 2017-139, Class GA, 3.000%, 09/20/2047	2,316,743	2,148,919
Series 2018-65, Class DC, 3.500%, 05/20/2048	933,688	887,566
Series 2019-158, Class PG, 2.250%, 12/20/2049	620,384	538,956
Series 2019-158, Class PK, 1.750%, 12/20/2049	775,558	652,850
Series 2019-158, Class PL, 1.500%, 12/20/2049	1,442,745	1,194,261
Series 2019-78, Class PT, 2.500%, 08/20/2044	583,950	537,586
Series 2019-96, Class DE, 2.350%, 08/20/2049	455,700	400,719
Series 2020-112, Class AB, 1.500%, 08/20/2050	1,212,509	1,000,746
Series 2020-112, Class MB, 1.500%, 08/20/2050	1,321,340	1,095,270
Series 2020-17, Class AP, 2.250%, 01/20/2050	565,614	502,417
Series 2020-17, Class PD, 2.250%, 01/20/2050	597,587	524,464
Series 2020-21, Class GV, 2.250%, 10/20/2049	521,743	467,173
Series 2020-31, Class E, 2.000%, 09/20/2049	1,376,990	1,219,525
Series 2020-63, Class UD, 1.750%, 04/20/2050	636,663	536,959
Series 2020-95, Class A, 1.625%, 07/20/2050	2,089,958	1,747,515
Series 2021-105, Class P, 1.750%, 06/20/2051	3,157,986	2,645,665
Series 2021-107, Class DB, 1.750%, 04/20/2051	2,943,267	2,469,903
Series 2021-135, Class A, 2.000%, 08/20/2051	727,980	616,051
Series 2021-160, Class NE, 2.000%, 09/20/2051	1,599,757	1,393,026
Series 2021-215, Class GA, 2.000%, 12/20/2051	1,812,539	1,621,405
Series 2021-27, Class BD, 5.000%, 02/20/2051	746,759	757,649
Series 2021-27, Class CW, 5.000%, 02/20/2051 (E)	1,057,858	1,073,386
Series 2021-27, Class NT, 5.000%, 02/20/2051	843,124	846,671
Series 2021-27, Class Q, 5.000%, 02/20/2051	747,292	757,945

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2021-8, Class CY, 5.000%, 01/20/2051	$732,052	$742,605
Series 2021-89, Class LK, 2.000%, 05/20/2051	1,778,760	1,503,159
Series 2021-97, Class QK, 2.000%, 06/20/2051	1,204,287	1,022,649
Series 2022-153, Class KA, 4.000%, 12/20/2049	896,953	893,734
Series 2022-197, Class LF (30 day Average SOFR + 0.700%), 4.362%, 11/20/2052 (A)	3,385,946	3,381,537
Series 2022-24, Class AH, 2.500%, 02/20/2052	310,344	272,825
Series 2022-31, Class GH, 2.500%, 12/20/2049	2,158,900	1,985,388
Series 2022-34, Class DN, 3.500%, 09/20/2041	1,804,423	1,759,270
Series 2022-46, Class LY, 3.000%, 03/20/2052	459,000	394,322
Series 2022-5, Class BA, 2.000%, 10/20/2049	3,675,451	3,266,478
Series 2022-50, Class CA, 3.000%, 03/20/2052	3,269,884	3,012,693
Series 2022-66, Class CG, 3.500%, 04/20/2052	2,018,272	1,959,779
Series 2022-78, Class HW, 2.500%, 04/20/2052	783,000	646,724
Series 2022-9, Class GA, 2.000%, 01/20/2052	839,293	713,241
Series 2024-110, Class JC, 3.000%, 09/20/2047	5,329,200	5,153,103
Series 2024-110, Class JL, 3.000%, 10/20/2049	1,227,000	1,094,000
Series 2024-184, Class GC, 3.500%, 10/20/2051	3,517,133	3,440,288
Series 2024-45, Class BD, 2.000%, 03/20/2054	748,139	703,022
Series 2025-7, Class EL, 2.500%, 01/20/2055	529,000	393,576
Series 2025-89, Class GT, 3.000%, 05/20/2055	1,052,775	971,032
		200,910,973
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $225,213,725)		$226,240,239
ASSET-BACKED SECURITIES – 5.8%
Ally Auto Receivables Trust Series 2022-3, Class A4 5.070%, 10/16/2028	658,832	660,187
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class A3 5.620%, 11/18/2027	119,268	119,530
Series 2023-2, Class A3 5.810%, 05/18/2028	765,680	770,814
AutoNation Finance Trust Series 2025-1A, Class A3 4.620%, 11/13/2029 (C)	1,183,000	1,193,223
Barclays Dryrock Issuance Trust Series 2025-1, Class A 3.970%, 07/15/2031	2,567,000	2,586,054
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Barings Equipment Finance LLC Series 2026-A, Class A3 4.080%, 07/13/2033 (C)	$688,000	$693,957
Capital One Prime Auto Receivables Trust Series 2025-1, Class A4 3.920%, 02/18/2031	712,000	717,343
CarMax Auto Owner Trust
Series 2025-2, Class A3 4.480%, 03/15/2030	2,777,000	2,808,841
Series 2025-3, Class A3 4.350%, 07/15/2030	1,561,000	1,575,594
Series 2025-3, Class A4 4.470%, 01/15/2031	1,058,000	1,078,982
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (C)	617,884	617,911
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 5.438%, 11/26/2046 (A)(C)	232,066	234,080
Series 2018-A, Class A2 4.130%, 12/26/2047 (C)	323,923	321,329
Series 2019-A, Class A2 3.280%, 12/28/2048 (C)	381,689	368,758
Ford Credit Auto Owner Trust
Series 2025-1, Class A (4.860% to 2-15-30, then 9.710% thereafter) 4.860%, 08/15/2037 (C)	2,013,000	2,085,533
Series 2025-2, Class A (4.370% to 8-15-30, then 8.750% thereafter) 4.370%, 02/15/2038 (C)	784,000	797,945
Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) 4.320%, 08/15/2038 (C)	4,877,000	4,956,409
Ford Credit Floorplan Master Owner Trust
Series 2024-3, Class A1 4.300%, 09/15/2029 (C)	3,812,000	3,840,989
Series 2025-1, Class A1 4.630%, 04/15/2030	2,928,000	2,980,419
GM Financial Consumer Automobile Receivables Trust Series 2025-4, Class A3 3.840%, 02/18/2031	879,000	883,080
GM Financial Revolving Receivables Trust Series 2025-1, Class A 4.640%, 12/11/2037 (C)	723,000	743,388
GMF Floorplan Owner Revolving Trust Series 2025-2A, Class A 4.640%, 03/15/2030 (C)	3,079,000	3,130,487
Honda Auto Receivables Owner Trust Series 2026-1, Class A4 3.860%, 05/21/2032	1,700,000	1,707,458
Hyundai Auto Lease Securitization Trust Series 2025-B, Class A3 4.530%, 04/17/2028 (C)	2,318,000	2,338,253
Hyundai Auto Receivables Trust
Series 2022-A, Class A4 2.350%, 04/17/2028	52,670	52,629
Series 2023-A, Class A4 4.480%, 07/17/2028	1,261,000	1,263,655
Series 2023-B, Class A3 5.480%, 04/17/2028	333,134	335,232
Series 2026-A, Class A4 3.900%, 12/15/2032	1,466,000	1,473,434
Mercedes-Benz Auto Receivables Trust Series 2025-1, Class A3 4.780%, 12/17/2029	1,335,000	1,353,075

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (C)	$241,577	$240,702
Series 2019-CA, Class A2 3.130%, 02/15/2068 (C)	188,571	186,838
Series 2019-D, Class A2A 3.010%, 12/15/2059 (C)	916,260	897,510
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	442,758	430,333
Series 2020-EA, Class A 1.690%, 05/15/2069 (C)	64,676	61,317
Series 2020-GA, Class A 1.170%, 09/16/2069 (C)	717,419	679,443
Series 2021-BA, Class A 0.940%, 07/15/2069 (C)	228,688	209,718
Series 2021-CA, Class A 1.060%, 10/15/2069 (C)	62,803	58,130
Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	1,689,048	1,542,654
Series 2021-FA, Class A 1.110%, 02/18/2070 (C)	935,120	848,807
Series 2021-GA, Class A 1.580%, 04/15/2070 (C)	276,011	253,949
Series 2022-A, Class A 2.230%, 07/15/2070 (C)	2,446,803	2,269,587
Navient Refinance Loan Trust
Series 2025-C, Class A 4.800%, 10/15/2055 (C)	1,340,681	1,358,421
Series 2026-A, Class A 4.500%, 01/18/2056 (C)	3,190,000	3,196,826
Navient Student Loan Trust Series 2021-3A, Class A1A 1.770%, 08/25/2070 (C)	1,010,553	909,482
Nelnet Student Loan Trust
Series 2004-4, Class A5 (90 day Average SOFR + 0.422%) 4.309%, 01/25/2037 (A)	332,927	332,256
Series 2005-1, Class A5 (90 day Average SOFR + 0.372%) 4.259%, 10/25/2033 (A)	1,061,347	1,054,023
Series 2005-2, Class A5 (90 day Average SOFR + 0.362%) 4.439%, 03/23/2037 (A)	1,147,454	1,140,180
Series 2005-3, Class A5 (90 day Average SOFR + 0.382%) 4.459%, 12/24/2035 (A)	789,147	785,061
Nissan Auto Lease Trust Series 2026-A, Class A3 3.870%, 03/15/2029	1,828,000	1,830,931
Santander Drive Auto Receivables Trust
Series 2024-3, Class A3 5.630%, 01/16/2029	594,152	596,259
Series 2025-2, Class A3 4.670%, 08/15/2029	1,488,000	1,497,147
Series 2025-3, Class A3 4.380%, 01/15/2030	1,730,000	1,740,432
SBNA Auto Lease Trust Series 2024-C, Class A4 4.420%, 03/20/2029 (C)	872,000	874,592
SBNA Auto Receivables Trust
Series 2024-A, Class A3 5.320%, 12/15/2028 (C)	296,739	297,736
Series 2024-A, Class A4 5.210%, 04/16/2029 (C)	399,000	402,489
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3 4.950%, 05/21/2029 (C)	1,317,084	1,324,193
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SFS Auto Receivables Securitization Trust (continued)
Series 2024-1A, Class A4 4.940%, 01/21/2031 (C)	$347,000	$352,637
Series 2024-2A, Class A3 5.330%, 11/20/2029 (C)	1,080,932	1,093,111
Series 2025-2A, Class A4 4.580%, 05/20/2031 (C)	1,109,000	1,132,669
Series 2025-3A, Class A3 4.120%, 04/21/2031 (C)	1,646,000	1,658,895
Series 2026-1A, Class A3 3.960%, 07/21/2031 (C)	1,771,000	1,776,198
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.070%, 01/15/2053 (C)	1,774,038	1,647,652
SoFi Professional Loan Program LLC Series 2021-B, Class AFX 1.140%, 02/15/2047 (C)	723,310	651,946
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA, Class A3 4.110%, 04/20/2029 (C)	1,694,000	1,705,825
Synchrony Card Funding LLC Series 2025-A2, Class A 4.490%, 05/15/2031	1,459,000	1,482,592
Synchrony Card Issuance Trust Series 2025-A3, Class A 4.060%, 11/15/2031	1,350,000	1,358,448
T-Mobile US Trust Series 2024-2A, Class A 4.250%, 05/21/2029 (C)	3,767,000	3,785,953
Toyota Lease Owner Trust Series 2026-A, Class A3 3.820%, 02/20/2029 (C)	2,485,000	2,490,759
USB Auto Owner Trust
Series 2025-1A, Class A3 4.490%, 06/17/2030 (C)	1,354,000	1,367,493
Series 2025-1A, Class A4 4.620%, 12/16/2030 (C)	405,000	413,060
Verizon Master Trust
Series 2024-7, Class A 4.350%, 08/20/2032 (C)	2,782,000	2,828,624
Series 2025-10, Class A 4.280%, 10/20/2033 (C)	1,836,000	1,862,723
Series 2025-2, Class A 4.940%, 01/20/2033 (C)	3,540,000	3,667,134
Series 2025-4, Class A 4.760%, 03/21/2033 (C)	2,104,000	2,174,404
Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A3 4.630%, 07/20/2029	873,000	883,661
TOTAL ASSET-BACKED SECURITIES (Cost $98,830,310)		$99,041,389
SHORT-TERM INVESTMENTS – 7.6%
Short-term funds – 7.6%
John Hancock Collateral Trust, 3.5447% (F)(G)	660,693	6,608,915
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.6191% (F)	123,311,762	123,311,762
TOTAL SHORT-TERM INVESTMENTS (Cost $129,921,017)		$129,920,677
Total Investments (Core Bond Fund) (Cost $1,824,801,610) – 108.3%		$1,841,545,672
Other assets and liabilities, net – (8.3%)		(140,807,112)
TOTAL NET ASSETS – 100.0%		$1,700,738,560

The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	All or a portion of this security is on loan as of 2-28-26.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 2-28-26.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 96.2%
Australia - 4.0%
ANZ Group Holdings, Ltd.	417,310	$11,876,894
APA Group	180,109	1,178,796
Aristocrat Leisure, Ltd.	78,105	2,670,141
ASX, Ltd.	27,562	1,038,659
BHP Group, Ltd.	710,390	28,824,160
Brambles, Ltd.	190,363	3,394,944
carsales.com, Ltd.	52,106	983,683
Cochlear, Ltd.	9,114	1,290,579
Coles Group, Ltd.	185,338	2,718,046
Commonwealth Bank of Australia	234,067	29,040,939
Computershare, Ltd.	73,333	1,616,908
CSL, Ltd.	67,906	7,108,821
Evolution Mining, Ltd.	281,684	3,341,902
Fortescue, Ltd.	237,691	3,570,396
Goodman Group	286,973	5,903,122
Insurance Australia Group, Ltd.	339,488	1,608,523
Lynas Rare Earths, Ltd. (A)	125,429	1,662,460
Macquarie Group, Ltd.	51,084	7,752,498
Medibank Private, Ltd.	392,462	1,223,139
MMG, Ltd. (A)	568,000	779,851
National Australia Bank, Ltd.	428,365	14,929,569
Northern Star Resources, Ltd.	188,638	4,134,883
Origin Energy, Ltd.	240,994	2,084,574
Pro Medicus, Ltd.	8,076	745,313
Qantas Airways, Ltd.	106,096	750,891
QBE Insurance Group, Ltd.	214,784	3,335,451
REA Group, Ltd. (B)	7,153	846,250
Rio Tinto, Ltd.	51,985	6,179,954
Santos, Ltd.	452,700	2,181,625
Scentre Group	728,769	1,980,964
SGH, Ltd.	28,900	959,022
Sigma Healthcare, Ltd.	725,839	1,463,042
Sonic Healthcare, Ltd.	66,008	1,120,182
South32, Ltd.	627,422	2,055,353
Stockland	340,469	1,238,145
Suncorp Group, Ltd.	157,788	1,642,323
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Telstra Group, Ltd.	555,468	$2,047,610
The Lottery Corp., Ltd.	306,959	1,203,880
Transurban Group	431,892	4,402,995
Vicinity, Ltd.	547,460	954,270
Washington H. Soul Pattinson & Company, Ltd.	47,857	1,301,913
Wesfarmers, Ltd.	158,890	9,001,585
Westpac Banking Corp.	478,299	14,458,478
WiseTech Global, Ltd.	28,190	954,324
Woodside Energy Group, Ltd.	264,717	5,404,703
Woolworths Group, Ltd.	169,631	4,348,685
		207,310,445
Austria - 0.1%
Erste Group Bank AG	39,450	4,682,486
OMV AG	18,418	1,193,121
Raiffeisen Bank International AG	16,617	825,531
Verbund AG (B)	8,445	601,317
		7,302,455
Belgium - 0.6%
Ageas SA/NV	24,627	1,827,979
Anheuser-Busch InBev SA/NV	151,601	12,327,466
D'ieteren Group	3,255	703,799
Elia Group SA/NV	6,590	1,047,044
Financiere de Tubize SA	3,118	837,603
Groupe Bruxelles Lambert NV	12,531	1,257,362
KBC Group NV	35,067	4,749,228
Lotus Bakeries NV	62	771,105
Sofina SA	2,526	750,327
Syensqo SA	11,317	645,246
UCB SA	19,395	5,825,936
		30,743,095
Brazil - 1.1%
Ambev SA	704,500	2,235,875
Axia Energia	176,100	2,104,681
B3 SA - Brasil Bolsa Balcao	791,760	2,764,558
Banco Bradesco SA	218,738	783,813
Banco BTG Pactual SA	181,500	2,168,866
Banco do Brasil SA	256,300	1,347,369
BB Seguridade Participacoes SA	105,300	712,339
Caixa Seguridade Participacoes SA	92,300	320,300
Cia de Saneamento Basico do Estado de Sao Paulo	72,966	2,190,320
Companhia Paranaense de Energia	167,900	480,135
CPFL Energia SA	32,300	317,235
Embraer SA	104,800	1,889,323
Energisa SA	44,270	465,023
Eneva SA (A)	140,600	586,919
Engie Brasil Energia SA	40,575	266,569
Equatorial SA	173,200	1,422,696
Klabin SA	120,662	483,917
Localiza Rent a Car SA	131,145	1,298,531
MBRF Global Foods Company SA	95,110	383,668
Motiva Infraestrutura de Mobilidade SA	145,300	471,910
NU Holdings, Ltd., Class A (A)	503,863	7,547,868
Petroleo Brasileiro SA	544,600	4,539,307
Porto Seguro SA	30,000	306,232
PRIO SA (A)	123,500	1,312,692
Raia Drogasil SA	193,719	947,719
Rede D'Or Sao Luiz SA (C)	118,700	933,114
Rumo SA	190,000	591,885
StoneCo, Ltd., Class A (A)	33,385	560,868
Suzano SA	103,427	1,170,148
Telefonica Brasil SA	120,860	1,017,992

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
TIM SA	126,900	$690,629
TOTVS SA	78,900	582,381
Ultrapar Participacoes SA	106,700	536,986
Vale SA	540,938	9,335,177
Vibra Energia SA	159,432	930,499
WEG SA	249,240	2,416,313
XP, Inc., Class A	60,749	1,307,926
		57,421,783
Canada - 7.8%
Agnico Eagle Mines, Ltd.	67,860	17,045,469
Alamos Gold, Inc., Class A	57,076	3,093,456
Alimentation Couche-Tard, Inc.	101,715	6,172,771
AltaGas, Ltd.	42,479	1,443,735
ARC Resources, Ltd.	79,719	1,478,605
Atco, Ltd., Class I	946	44,982
AtkinsRealis Group, Inc.	22,991	1,593,636
Bank of Montreal	97,325	14,006,723
Barrick Mining Corp. (B)	230,040	11,671,910
BCE, Inc.	12,362	324,898
Bombardier, Inc., Class B (A)	11,997	2,479,260
Brookfield Corp.	282,710	12,398,162
Brookfield Wealth Solutions, Ltd. (A)	1,150	51,133
CAE, Inc. (A)	43,079	1,277,479
Cameco Corp.	58,971	6,976,826
Canadian Apartment Properties REIT	1,839	50,881
Canadian Imperial Bank of Commerce	126,534	12,781,877
Canadian National Railway Company	71,852	8,063,037
Canadian Natural Resources, Ltd.	283,108	12,384,483
Canadian Pacific Kansas City, Ltd.	123,129	10,781,517
Canadian Tire Corp., Ltd., Class A	7,223	1,013,142
Canadian Utilities, Ltd., Class A	21,055	734,274
CCL Industries, Inc., Class B	20,862	1,451,110
Celestica, Inc. (A)	15,571	4,323,876
Cenovus Energy, Inc.	193,282	4,306,176
CGI, Inc.	27,618	2,019,847
China Gold International Resources Corp., Ltd.	31,861	834,142
Constellation Software, Inc.	2,730	5,044,831
Dollarama, Inc.	37,315	5,493,639
Element Fleet Management Corp.	57,797	1,376,654
Emera, Inc.	42,247	2,198,064
Empire Company, Ltd., Class A	18,353	650,943
Enbridge, Inc.	295,703	15,710,272
Fairfax Financial Holdings, Ltd.	2,901	4,993,089
First Capital Real Estate Investment Trust	1,753	27,489
First Quantum Minerals, Ltd. (A)	97,202	2,910,252
FirstService Corp.	5,901	929,849
Fortis, Inc. (B)	70,802	4,073,042
Franco-Nevada Corp.	26,182	7,317,639
George Weston, Ltd.	24,493	1,797,763
GFL Environmental, Inc.	33,490	1,479,988
Gildan Activewear, Inc.	24,542	1,672,717
Great-West Lifeco, Inc. (B)	41,159	1,988,474
Hydro One, Ltd. (C)	46,788	2,010,713
iA Financial Corp., Inc. (B)	14,017	1,594,118
IGM Financial, Inc.	14,679	730,264
Imperial Oil, Ltd.	23,929	2,798,924
Intact Financial Corp.	24,813	4,790,516
Ivanhoe Mines, Ltd., Class A (A)	107,611	1,230,697
Keyera Corp.	32,182	1,228,250
Kinross Gold Corp.	164,312	6,073,539
Loblaw Companies, Ltd.	82,027	3,801,728
Lundin Gold, Inc.	14,679	1,383,585
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Lundin Mining Corp.	93,137	$2,967,438
Magna International, Inc. (B)	36,943	2,329,436
Metro, Inc.	29,122	2,074,973
National Bank of Canada	54,049	7,543,205
Nutrien, Ltd.	66,023	4,965,580
Open Text Corp. (B)	36,313	899,539
Pan American Silver Corp.	57,376	3,936,253
Pembina Pipeline Corp.	79,791	3,506,815
Power Corp. of Canada	78,312	3,933,828
RioCan Real Estate Investment Trust	5,455	78,903
Rogers Communications, Inc., Class B	50,797	2,027,337
Royal Bank of Canada	190,533	31,857,235
Saputo, Inc.	35,327	1,127,626
Shopify, Inc., Class A (A)	164,818	19,897,057
SmartCentres Real Estate Investment Trust	1,668	33,958
Stantec, Inc.	15,974	1,479,063
Sun Life Financial, Inc.	78,842	5,167,314
Suncor Energy, Inc.	164,625	9,299,041
TC Energy Corp.	141,119	9,067,908
Teck Resources, Ltd., Class B	62,400	3,664,722
TELUS Corp. (B)	73,130	1,002,552
TFI International, Inc.	10,902	1,302,517
The Bank of Nova Scotia	169,230	12,838,181
The Descartes Systems Group, Inc. (A)	12,366	817,903
The Toronto-Dominion Bank	230,431	22,447,616
Thomson Reuters Corp. (B)	21,603	2,079,925
TMX Group, Ltd.	41,025	1,383,791
Toromont Industries, Ltd.	11,454	1,777,656
Tourmaline Oil Corp. (B)	50,846	2,387,140
Wheaton Precious Metals Corp.	61,596	10,036,980
Whitecap Resources, Inc.	169,475	1,692,203
WSP Global, Inc.	17,964	3,043,101
		398,777,242
Chile - 0.2%
Antofagasta PLC	53,047	3,047,704
Banco de Chile	7,201,277	1,485,231
Banco de Credito e Inversiones SA	13,847	948,692
Banco Santander Chile	10,353,768	889,092
Cencosud SA	196,466	614,195
Empresas CMPC SA	183,509	271,971
Empresas COPEC SA	61,136	504,655
Enel Americas SA	3,288,663	295,825
Enel Chile SA	4,339,494	363,286
Falabella SA	99,302	737,697
Latam Airlines Group SA	49,150,489	1,381,194
Plaza SA	118,968	561,794
		11,101,336
China - 6.6%
360 Security Technology, Inc., Class A	54,800	99,092
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	16,200	57,798
3SBio, Inc. (A)(C)	245,500	692,057
AAC Technologies Holdings, Inc.	105,644	502,166
Accelink Technologies Company, Ltd., Class A	6,300	69,494
ACM Research Shanghai, Inc., Class A	1,539	38,560
Advanced Micro-Fabrication Equipment, Inc., Class A	4,847	248,859
AECC Aviation Power Company, Ltd., Class A	21,200	176,463
Agricultural Bank of China, Ltd., Class A	671,300	626,722
Agricultural Bank of China, Ltd., H Shares	3,759,544	2,545,572

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Aier Eye Hospital Group Company, Ltd., Class A	71,084	$109,770
Air China, Ltd., Class A (A)	92,000	112,914
Akeso, Inc. (A)(C)	86,504	1,178,501
Alibaba Group Holding, Ltd.	2,311,983	41,839,354
Aluminum Corp. of China, Ltd., A Shares	110,100	220,117
Aluminum Corp. of China, Ltd., H Shares	502,805	906,682
Amlogic Shanghai Company, Ltd., Class A (A)	3,565	49,261
Angel Yeast Company, Ltd., Class A	7,700	49,383
Anhui Conch Cement Company, Ltd., Class A	35,200	131,276
Anhui Conch Cement Company, Ltd., H Shares	164,939	516,857
Anhui Gujing Distillery Company, Ltd., B Shares	15,119	134,064
Anhui Gujing Distillery Company, Ltd., Class A	3,200	56,538
Anhui Jianghuai Automobile Group Corp., Ltd., Class A (A)	17,900	142,857
Anker Innovations Technology Company, Ltd., Class A	4,350	61,262
ANTA Sports Products, Ltd.	168,483	1,823,141
APT Medical, Inc., Class A	718	25,809
Autohome, Inc., ADR	8,820	169,168
Avary Holding Shenzhen Company, Ltd., Class A	18,800	161,295
AVIC Airborne Systems Company, Ltd.	28,980	68,181
AviChina Industry & Technology Company, Ltd., H Shares	383,295	208,136
BAIC BluePark New Energy Technology Company, Ltd., Class A (A)	49,700	57,846
Baidu, Inc., Class A (A)	299,485	4,652,001
Bank of Beijing Company, Ltd., Class A	178,600	140,405
Bank of Changsha Company, Ltd., Class A	37,400	53,440
Bank of Chengdu Company, Ltd., Class A	39,100	92,200
Bank of China, Ltd., Class A	279,900	215,526
Bank of China, Ltd., H Shares	9,662,899	5,718,012
Bank of Communications Company, Ltd., Class A	431,800	412,455
Bank of Communications Company, Ltd., H Shares	1,190,090	1,041,534
Bank of Hangzhou Company, Ltd., Class A	65,200	154,524
Bank of Jiangsu Company, Ltd., Class A	159,300	240,460
Bank of Nanjing Company, Ltd., Class A	106,600	174,894
Bank of Ningbo Company, Ltd., Class A	57,100	260,525
Bank of Shanghai Company, Ltd., Class A	105,500	148,966
Bank of Suzhou Company, Ltd., Class A	47,900	56,796
Baoshan Iron & Steel Company, Ltd., Class A	168,500	176,946
Beijing Compass Technology Development Company, Ltd., Class A (A)	5,300	89,591
Beijing Enlight Media Company, Ltd., Class A	23,000	65,799
Beijing Kingsoft Office Software, Inc., Class A	3,360	147,674
Beijing New Building Materials PLC, Class A	12,200	49,795
Beijing Roborock Technology Company, Ltd., Class A	2,193	45,695
Beijing Tiantan Biological Products Corp., Ltd., Class A	8,340	19,828
Beijing Tong Ren Tang Company, Ltd., Class A	8,600	38,594
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A (A)	5,769	$34,529
Beijing Yanjing Brewery Company, Ltd., Class A	20,200	38,047
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	393,700	284,043
Bestechnic Shanghai Company, Ltd., Class A	1,306	39,341
Bilibili, Inc., Class Z (A)	33,333	930,479
BOC International China Company, Ltd., Class A	28,500	59,435
BOE Technology Group Company, Ltd., Class A	301,700	196,941
BYD Company, Ltd., Class A	43,700	567,960
BYD Company, Ltd., H Shares	495,415	5,972,276
Caitong Securities Company, Ltd., Class A	65,000	82,290
Cambricon Technologies Corp., Ltd., Class A (A)	3,389	580,954
Capital Securities Company, Ltd., Class A	17,700	47,216
CCOOP Group Company, Ltd., Class A (A)	141,000	47,447
CGN Power Company, Ltd., Class A	141,200	81,346
CGN Power Company, Ltd., H Shares (C)	1,431,089	574,331
Changchun High-Tech Industry Group Company, Ltd., Class A	3,100	43,248
Changjiang Securities Company, Ltd., Class A	73,000	84,506
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	2,100	46,689
Chaozhou Three-Circle Group Company, Ltd., Class A	15,000	137,952
Chifeng Jilong Gold Mining Company, Ltd., Class A	11,700	68,494
China CITIC Bank Corp., Ltd., Class A	76,800	80,623
China CITIC Bank Corp., Ltd., H Shares	1,132,061	1,041,605
China CITIC Financial Asset Management Company, Ltd., H Shares (A)(B)(C)	1,941,000	210,499
China Coal Energy Company, Ltd., H Shares	248,593	412,836
China Communications Services Corp., Ltd., H Shares (B)	340,874	193,505
China Construction Bank Corp., Class A	164,700	206,313
China Construction Bank Corp., H Shares	12,970,124	13,195,723
China CSSC Holdings, Ltd., Class A	61,800	340,096
China Eastern Airlines Corp., Ltd., Class A (A)	125,100	104,592
China Energy Engineering Corp., Ltd., Class A	277,800	102,828
China Everbright Bank Company, Ltd., Class A	389,400	183,944
China Feihe, Ltd. (C)	484,868	235,176
China Galaxy Securities Company, Ltd., Class A	67,600	143,850
China Galaxy Securities Company, Ltd., H Shares	478,520	604,288
China Great Wall Securities Company, Ltd., Class A	39,200	56,610
China Greatwall Technology Group Company, Ltd., Class A (A)	24,600	59,451
China Hongqiao Group, Ltd.	384,332	1,733,521
China Huishan Dairy Holdings Company, Ltd. (A)(D)	175,000	0
China International Capital Corp., Ltd., Class A	23,800	120,118

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China International Capital Corp., Ltd., H Shares (C)	249,249	$642,355
China Jushi Company, Ltd., Class A	31,800	124,994
China Life Insurance Company, Ltd., Class A	25,300	163,951
China Life Insurance Company, Ltd., H Shares	1,005,911	4,035,334
China Literature, Ltd. (A)(C)	54,450	219,371
China Longyuan Power Group Corp., Ltd., H Shares	334,016	322,666
China Mengniu Dairy Company, Ltd.	418,329	862,025
China Merchants Bank Company, Ltd., Class A	171,600	969,161
China Merchants Bank Company, Ltd., H Shares	522,387	3,249,612
China Merchants Energy Shipping Company, Ltd., Class A	62,200	147,095
China Merchants Expressway Network & Technology Holdings Company, Ltd., Class A	39,100	55,255
China Merchants Securities Company, Ltd., Class A	77,100	186,490
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	76,900	111,070
China Minsheng Banking Corp., Ltd., Class A	355,100	200,933
China Minsheng Banking Corp., Ltd., H Shares	839,767	433,934
China National Building Material Company, Ltd., H Shares	495,361	429,497
China National Chemical Engineering Company, Ltd., Class A	56,700	77,263
China National Nuclear Power Company, Ltd., Class A	170,000	211,276
China National Software & Service Company, Ltd., Class A (A)	5,460	35,462
China Nonferrous Mining Corp, Ltd.	179,000	342,140
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	28,000	254,832
China Oilfield Services, Ltd., H Shares	239,334	309,060
China Pacific Insurance Group Company, Ltd., Class A	60,200	357,893
China Pacific Insurance Group Company, Ltd., H Shares	356,763	1,632,890
China Petroleum & Chemical Corp., Class A	241,300	227,494
China Petroleum & Chemical Corp., H Shares	3,079,946	2,143,238
China Railway Group, Ltd., Class A	173,600	159,463
China Railway Group, Ltd., H Shares	565,115	373,963
China Railway Signal & Communication Corp., Ltd., Class A	62,732	52,330
China Rare Earth Resources and Technology Company, Ltd., Class A (A)	7,300	69,202
China Resources Microelectronics, Ltd., Class A	10,706	88,988
China Resources Mixc Lifestyle Services, Ltd. (C)	91,481	554,590
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	10,326	43,502
China Shenhua Energy Company, Ltd., Class A	51,700	318,531
China Shenhua Energy Company, Ltd., H Shares	456,502	2,617,349
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Southern Airlines Company, Ltd., Class A (A)	80,800	$86,563
China State Construction Engineering Corp., Ltd., Class A	371,700	273,149
China Three Gorges Renewables Group Company, Ltd., Class A	201,000	121,947
China Tourism Group Duty Free Corp., Ltd., Class A	15,900	186,835
China Tower Corp., Ltd., H Shares (C)	601,985	856,580
China United Network Communications, Ltd., Class A	265,500	190,379
China Vanke Company, Ltd., Class A (A)	87,000	61,394
China Vanke Company, Ltd., H Shares (A)(B)	286,923	137,721
China XD Electric Company, Ltd., Class A	41,000	95,996
China Yangtze Power Company, Ltd., Class A	195,600	742,802
China Zheshang Bank Company, Ltd., Class A	205,300	89,212
Chongqing Afari Technology Company, Ltd., Class A (A)	36,300	61,605
Chongqing Changan Automobile Company, Ltd., Class A	66,510	107,213
Chongqing Rural Commercial Bank Company, Ltd., Class A	95,500	90,402
Chongqing Rural Commercial Bank Company, Ltd., H Shares	301,000	226,520
Chongqing Zhifei Biological Products Company, Ltd., Class A (A)	18,350	46,256
CITIC Pacific Special Steel Group Company, Ltd., Class A	22,100	58,089
CITIC Securities Company, Ltd., Class A	109,700	437,564
CITIC Securities Company, Ltd., H Shares	211,342	756,493
CITIC, Ltd.	554,235	883,517
CMOC Group, Ltd., Class A	140,100	489,522
CMOC Group, Ltd., H Shares	501,272	1,542,131
CNGR Advanced Material Company, Ltd., Class A	6,620	55,380
CNPC Capital Company, Ltd., Class A	66,400	87,965
Contemporary Amperex Technology Company, Ltd., Class A	35,520	1,767,234
Contemporary Amperex Technology Company, Ltd., H Shares (B)	10,500	663,500
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	28,700	85,946
COSCO SHIPPING Holdings Company, Ltd., Class A	98,100	214,632
COSCO SHIPPING Holdings Company, Ltd., H Shares (B)	356,491	691,783
CRRC Corp., Ltd., Class A	211,200	193,551
CRRC Corp., Ltd., H Shares	581,773	430,745
CSC Financial Company, Ltd., Class A	40,000	139,030
CSI Solar Company, Ltd., Class A	29,636	62,792
CSPC Innovation Pharmaceutical Company, Ltd., Class A	11,000	52,968
CSPC Pharmaceutical Group, Ltd.	1,085,785	1,366,794
Daqin Railway Company, Ltd., Class A	185,000	137,606
Datang International Power Generation Company, Ltd., Class A	94,000	54,720
Dongfang Electric Corp., Ltd., Class A	23,000	124,157
Dongfeng Motor Group Company, Ltd., H Shares (A)	302,000	377,802
Dongxing Securities Company, Ltd., Class A	31,500	64,056

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
East Money Information Company, Ltd., Class A	132,656	$435,399
Eastroc Beverage Group Company, Ltd., Class A	3,980	140,149
Ecovacs Robotics Company, Ltd., Class A	4,500	45,426
Empyrean Technology Company, Ltd., Class A	2,900	42,640
ENN Energy Holdings, Ltd.	106,577	935,050
ENN Natural Gas Company, Ltd., Class A	15,900	47,274
Eoptolink Technology, Inc., Ltd., Class A	8,040	420,027
Eve Energy Company, Ltd., Class A	16,100	146,057
Everbright Securities Company, Ltd., Class A	45,500	110,334
Everdisplay Optronics Shanghai Company, Ltd., Class A (A)	97,823	37,208
Flat Glass Group Company, Ltd., Class A (A)	12,700	31,608
Focus Media Information Technology Company, Ltd., Class A	106,100	109,299
Foshan Haitian Flavouring & Food Company, Ltd., Class A	38,444	201,445
Fosun International, Ltd. (B)	306,435	151,302
Founder Securities Company, Ltd., Class A	95,900	107,342
Foxconn Industrial Internet Company, Ltd., Class A	106,900	864,243
Fuyao Glass Industry Group Company, Ltd., Class A	16,300	143,316
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	80,774	670,286
GalaxyCore, Inc., Class A	15,180	37,307
Ganfeng Lithium Group Company, Ltd., Class A	12,160	129,469
Ganfeng Lithium Group Company, Ltd., H Shares (C)	60,000	525,927
GD Power Development Company, Ltd., Class A	143,000	102,436
GDS Holdings, Ltd., Class A (A)	151,600	785,354
GEM Company, Ltd., Class A	33,400	48,214
Genscript Biotech Corp. (A)	160,044	243,895
GF Securities Company, Ltd., Class A	58,700	178,307
GF Securities Company, Ltd., H Shares	145,000	318,427
Giant Biogene Holding Company, Ltd. (B)(C)	49,400	201,125
Giant Network Group Company, Ltd., Class A	15,500	83,773
GigaDevice Semiconductor, Inc., Class A	5,400	235,476
GoerTek, Inc., Class A	28,900	114,171
Goldwind Science & Technology Company, Ltd., Class A	28,000	115,921
Goneo Group Company, Ltd., Class A	2,976	18,890
Gotion High-tech Company, Ltd., Class A	13,600	74,992
Great Wall Motor Company, Ltd., Class A	21,600	64,528
Great Wall Motor Company, Ltd., H Shares	311,249	510,007
Gree Electric Appliances, Inc. of Zhuhai, Class A	25,000	136,474
Guangdong Haid Group Company, Ltd., Class A	12,900	103,112
Guangdong HEC Technology Holding Company, Ltd., Class A (A)	22,200	121,459
Guanghui Energy Company, Ltd., Class A	44,900	38,513
Guangzhou Automobile Group Company, Ltd., Class A	55,300	64,844
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	12,300	$45,317
Guangzhou Tinci Materials Technology Company, Ltd., Class A	15,100	93,082
Guolian Minsheng Securities Company, Ltd., Class A	45,200	64,871
Guosen Securities Company, Ltd., Class A	70,900	129,831
Guotai Haitong Securities Company, Ltd.	121,914	336,475
Guotai Haitong Securities Company, Ltd., H Shares (C)	265,326	540,319
Guoyuan Securities Company, Ltd., Class A	68,900	83,537
H World Group, Ltd., ADR	26,845	1,471,106
Haidilao International Holding, Ltd. (C)	218,816	491,181
Haier Smart Home Company, Ltd., Class A	51,800	193,901
Haier Smart Home Company, Ltd., H Shares	330,386	1,121,894
Hainan Airlines Holding Company, Ltd., Class A (A)	320,300	79,332
Hainan Airport Infrastructure Company, Ltd., Class A	81,000	50,177
Haisco Pharmaceutical Group Company, Ltd., Class A	7,000	47,655
Haitian International Holdings, Ltd.	86,963	281,024
Hangzhou Chang Chuan Technology Company, Ltd., Class A	5,000	105,194
Hangzhou First Applied Material Company, Ltd., Class A	17,551	46,315
Hangzhou Silan Microelectronics Company, Ltd., Class A	11,200	52,533
Hangzhou Tigermed Consulting Company, Ltd., A Shares	2,900	25,214
Hansoh Pharmaceutical Group Company, Ltd. (C)	203,299	905,083
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	17,200	81,339
Henan Shuanghui Investment & Development Company, Ltd., Class A	26,700	102,308
Hengan International Group Company, Ltd.	84,690	315,073
Hengli Petrochemical Company, Ltd., Class A	54,500	204,180
Hengtong Optic-Electric Company Ltd., Class A	20,900	144,322
Hgtech Company, Ltd., Class A	8,200	107,154
Hithink RoyalFlush Information Network Company, Ltd., Class A	4,500	217,792
Horizon Robotics (A)	676,200	709,308
Hoshine Silicon Industry Company, Ltd., Class A	6,600	49,346
Hua Hong Semiconductor, Ltd., Class A (A)	3,030	55,900
Hua Hong Semiconductor, Ltd., H Shares (A)(C)	97,732	1,204,050
Huadian Power International Corp., Ltd., Class A	74,000	55,027
Huadong Medicine Company, Ltd., Class A	12,500	65,467
Huafon Chemical Company, Ltd., Class A	40,800	73,784
Huaibei Mining Holdings Company, Ltd., Class A	19,000	37,423
Huaneng Power International, Inc., Class A	68,400	72,230
Huaneng Power International, Inc., H Shares	564,352	434,505

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Huaqin Technology Company, Ltd., Class A	7,300	$97,793
Huatai Securities Company, Ltd., Class A	73,600	229,228
Huatai Securities Company, Ltd., H Shares (C)	184,506	394,593
Huaxia Bank Company, Ltd., Class A	102,300	99,804
Huayu Automotive Systems Company, Ltd., Class A	26,500	74,641
Huizhou Desay Sv Automotive Company, Ltd., Class A	4,800	86,686
Hunan Valin Steel Company, Ltd., Class A	49,100	48,007
Hundsun Technologies, Inc., Class A	15,300	66,930
Hwatsing Technology Company, Ltd., Class A	2,559	72,188
Hygon Information Technology Company, Ltd., Class A	18,581	705,313
IEIT Systems Company, Ltd., Class A	11,900	110,514
Iflytek Company, Ltd., Class A	18,000	146,121
Imeik Technology Development Company, Ltd., Class A	2,000	41,601
Industrial & Commercial Bank of China, Ltd., Class A	490,100	494,632
Industrial & Commercial Bank of China, Ltd., H Shares	8,804,826	7,241,598
Industrial Bank Company, Ltd., Class A	173,200	462,434
Industrial Securities Company, Ltd., Class A	88,500	87,072
Ingenic Semiconductor Company, Ltd., Class A	3,800	73,645
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	357,900	169,125
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	16,400	73,415
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	72,500	63,476
Inner Mongolia Xingye Silver&Tin Mining Company, Ltd., Class A	13,500	108,771
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	52,300	198,825
Inner Mongolia Yitai Coal Company, Ltd., Class B	123,873	252,062
Innovent Biologics, Inc. (A)(C)	196,021	2,132,684
Isoftstone Information Technology Group Company, Ltd., Class A	7,350	53,071
J&T Global Express, Ltd. (A)	319,600	418,960
JA Solar Technology Company, Ltd., Class A (A)	21,688	38,200
JCET Group Company, Ltd., Class A	15,100	105,765
JD Health International, Inc. (A)(C)	150,058	1,086,055
JD Logistics, Inc. (A)(C)	259,194	368,442
JD.com, Inc., Class A	321,653	4,270,163
Jiangsu Eastern Shenghong Company, Ltd., Class A (A)	46,000	87,317
Jiangsu Expressway Company, Ltd., H Shares (B)	160,837	209,245
Jiangsu Hengli Hydraulic Company, Ltd., Class A	10,500	172,822
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	51,900	426,988
Jiangsu Hoperun Software Company, Ltd., Class A	6,100	46,138
Jiangsu King's Luck Brewery JSC, Ltd., Class A	6,800	30,974
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jiangsu Yanghe Distillery Company, Ltd., Class A	11,500	$89,199
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	7,700	43,459
Jiangsu Zhongtian Technology Company, Ltd., Class A	29,300	124,139
Jiangxi Copper Company, Ltd., Class A	16,000	135,359
Jiangxi Copper Company, Ltd., H Shares	139,515	809,315
Jinduicheng Molybdenum Company, Ltd., Class A	20,200	72,237
Jinko Solar Company, Ltd., Class A (A)	72,286	79,378
JL Mag Rare-Earth Company, Ltd., Class A	7,900	47,356
Kanzhun, Ltd., ADR	49,596	797,504
KE Holdings, Inc., Class A	273,300	1,505,748
Kingdee International Software Group Company, Ltd. (A)	400,412	513,805
Kingfa Sci & Tech Company, Ltd., Class A	21,600	60,733
Kingnet Network Company, Ltd., Class A	15,600	51,520
Kingsoft Corp., Ltd.	138,396	459,629
Kuaishou Technology (C)	338,171	2,681,538
Kuang-Chi Technologies Company, Ltd., Class A (A)	17,400	121,523
Kunlun Tech Company, Ltd., Class A (A)	10,100	89,795
Kweichow Moutai Company, Ltd., Class A	10,100	2,142,134
Laopu Gold Company, Ltd., H Shares	3,700	340,219
LB Group Company, Ltd., Class A	20,000	68,141
Lenovo Group, Ltd.	1,088,690	1,343,794
Lens Technology Company, Ltd., Class A	41,600	212,845
Li Auto, Inc., Class A (A)	166,998	1,466,271
Li Ning Company, Ltd.	311,102	891,401
Lingyi iTech Guangdong Company, Class A	60,400	135,158
Longfor Group Holdings, Ltd. (B)(C)	287,327	363,785
LONGi Green Energy Technology Company, Ltd., Class A (A)	57,640	153,838
Loongson Technology Corp, Ltd., Class A (A)	2,964	68,561
Luxshare Precision Industry Company, Ltd., Class A	59,900	437,111
Luzhou Laojiao Company, Ltd., Class A	11,500	185,151
Mango Excellent Media Company, Ltd., Class A	13,700	48,846
Maxscend Microelectronics Company, Ltd., Class A	3,700	43,233
Meitu, Inc. (A)(C)	488,000	351,506
Meituan, Class B (A)(C)	669,646	6,895,343
Metallurgical Corp. of China, Ltd., Class A	153,100	71,610
Midea Group Company, Ltd., Class A	30,700	351,801
Midea Group Company, Ltd., H Shares	56,400	652,844
MINISO Group Holding, Ltd.	65,800	298,322
Montage Technology Company, Ltd., Class A	9,402	223,624
Muyuan Foods Company, Ltd., Class A	43,460	297,254
NARI Technology Company, Ltd., Class A	62,848	250,136
National Silicon Industry Group Company, Ltd., Class A (A)	20,558	64,973
NAURA Technology Group Company, Ltd., Class A	5,670	389,569
NetEase, Inc.	233,996	5,270,802
New China Life Insurance Company, Ltd., Class A	17,700	194,850

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
New China Life Insurance Company, Ltd., H Shares	127,117	$894,549
New Hope Liuhe Company, Ltd., Class A	21,100	26,798
New Oriental Education & Technology Group, Inc.	181,758	999,613
Nexchip Semiconductor Corp., Class A	16,120	83,464
Ningbo Deye Technology Company, Ltd., Class A	7,112	108,282
Ningbo Orient Wires & Cables Company, Ltd., Class A	4,800	41,414
Ningbo Sanxing Medical Electric Company, Ltd., Class A	9,500	36,465
Ningbo Tuopu Group Company, Ltd., Class A	14,190	139,872
Ningxia Baofeng Energy Group Company, Ltd., Class A	58,000	202,368
NIO, Inc., Class A (A)	248,450	1,228,191
Nongfu Spring Company, Ltd., H Shares (C)	269,806	1,627,799
OFILM Group Company, Ltd., Class A (A)	18,500	26,477
OmniVision Integrated Circuits Group, Inc.	10,045	179,801
Orient Securities Company, Ltd., Class A	80,600	118,732
PetroChina Company, Ltd., Class A	160,200	254,114
PetroChina Company, Ltd., H Shares	2,848,130	3,468,940
Pharmaron Beijing Company, Ltd., Class A	13,925	60,061
PICC Property & Casualty Company, Ltd., H Shares	941,292	1,942,210
Ping An Bank Company, Ltd., Class A	162,900	258,909
Ping An Insurance Group Company of China, Ltd., Class A	88,000	808,846
Ping An Insurance Group Company of China, Ltd., H Shares	904,662	7,825,904
Piotech, Inc., Class A	2,087	112,208
Poly Developments and Holdings Group Company, Ltd., Class A	105,900	104,968
Pop Mart International Group, Ltd. (C)	72,207	2,124,542
Postal Savings Bank of China Company, Ltd., Class A	256,200	185,697
Postal Savings Bank of China Company, Ltd., H Shares (C)	1,201,504	756,056
Power Construction Corp. of China, Ltd., Class A	141,800	118,413
Qfin Holdings, Inc., ADR	13,947	203,068
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	41,000	227,401
Range Intelligent Computing Technology Group Company, Ltd., Class A	10,600	159,228
Remegen Company, Ltd., H Shares (A)(C)	25,500	261,041
Rockchip Electronics Company, Ltd., Class A	3,300	86,324
Rongsheng Petrochemical Company, Ltd., Class A	79,300	180,247
SAIC Motor Corp., Ltd., Class A	63,400	132,320
Sailun Group Company, Ltd., Class A	24,700	56,576
Sanan Optoelectronics Company, Ltd., Class A	41,400	100,644
Sany Heavy Industry Company, Ltd., Class A	67,100	226,301
Satellite Chemical Company, Ltd., Class A	28,743	97,891
SDIC Capital Company, Ltd., CLass A	86,100	93,605
SDIC Power Holdings Company, Ltd., Class A	63,800	123,289
Seres Group Company, Ltd., Class A	12,500	195,482
SF Holding Company, Ltd., Class A	36,800	203,132
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
SG Micro Corp., Class A	3,801	$38,142
Shaanxi Coal Industry Company, Ltd., Class A	75,300	260,151
Shandong Gold Mining Company, Ltd., Class A	28,200	195,518
Shandong Gold Mining Company, Ltd., H Shares (C)	125,537	662,299
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	6,400	89,933
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	14,500	81,561
Shandong Nanshan Aluminum Company, Ltd., Class A	92,800	95,716
Shandong Sun Paper Industry JSC, Ltd., Class A	23,100	58,110
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	335,495	218,292
Shanghai Allist Pharmaceuticals Company, Ltd., Class A	2,827	38,228
Shanghai Baosight Software Company, Ltd., Class A	15,172	53,444
Shanghai BOCHU Electronic Technology Corp., Ltd., Class A	1,710	37,785
Shanghai Electric Group Company, Ltd., Class A (A)	103,500	137,110
Shanghai Electric Power Company, Ltd., Class A	22,800	72,658
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	19,100	73,655
Shanghai International Airport Company, Ltd., Class A	4,500	20,010
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	25,200	63,155
Shanghai Pudong Development Bank Company, Ltd., Class A	258,200	365,893
Shanghai Putailai New Energy Technology Group Company, Ltd.	16,610	68,816
Shanghai RAAS Blood Products Company, Ltd., Class A	57,100	52,362
Shanghai Rural Commercial Bank Company, Ltd., Class A	74,600	91,506
Shanghai United Imaging Healthcare Company, Ltd., Class A	6,229	118,502
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	12,900	77,580
Shanjin International Gold Company, Ltd., Class A	19,200	87,122
Shanxi Coking Coal Energy Group Company, Ltd., Class A	31,000	33,168
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	19,100	41,450
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	9,300	218,375
Sharetronic Data Technology Company, Ltd., Class A	2,800	108,559
Shenergy Company, Ltd., Class A	39,000	48,692
Shengyi Electronics Company, Ltd., Class A	5,681	71,205
Shengyi Technology Company, Ltd., Class A	19,700	198,351
Shennan Circuits Company, Ltd., Class A	4,990	207,377
Shenwan Hongyuan Group Company, Ltd., Class A	236,000	172,298

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shenzhen Envicool Technology Company, Ltd., Class A	7,600	$119,721
Shenzhen Everwin Precision Technology Company, Ltd., Class A	11,300	63,623
Shenzhen Goodix Technology Company, Ltd., Class A	3,800	43,298
Shenzhen Inovance Technology Company, Ltd., Class A	10,300	109,372
Shenzhen Kinwong Electronic Company, Ltd., Class A	8,000	77,293
Shenzhen Longsys Electronics Company, Ltd., Class A (A)	2,800	118,740
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	9,900	268,193
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	5,900	45,059
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	8,600	61,592
Shenzhen Transsion Holdings Company, Ltd., Class A	8,431	70,935
Shenzhou International Group Holdings, Ltd.	112,691	906,268
Sichuan Biokin Pharmaceutical Company, Ltd., Class A (A)	1,203	46,391
Sichuan Changhong Electric Company, Ltd., Class A	37,900	57,062
Sichuan Chuantou Energy Company, Ltd., Class A	36,900	77,695
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	12,400	55,175
Sichuan Kelun-Biotech Biopharmaceutical Company, Ltd., H Shares (A)	6,600	325,438
Sichuan Road and Bridge Group Company, Ltd., Class A	51,900	75,261
Sinolink Securities Company, Ltd., Class A	53,200	70,758
Sinoma Science & Technology Company, Ltd., Class A	13,800	101,752
Sinopharm Group Company, Ltd., H Shares	183,353	494,327
Sinotruk Hong Kong, Ltd.	91,500	481,681
Smoore International Holdings, Ltd. (B)(C)	252,334	381,350
SooChow Securities Company, Ltd., Class A	57,300	77,564
Spring Airlines Company, Ltd., Class A	7,000	56,182
Sungrow Power Supply Company, Ltd., Class A	16,820	353,406
Sunny Optical Technology Group Company, Ltd.	96,064	710,384
Sunwoda Electronic Company, Ltd., Class A	15,400	58,446
SUPCON Technology Company, Ltd., Class A	6,059	70,824
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	14,600	181,131
Suzhou TFC Optical Communication Company, Ltd., Class A	6,288	336,355
TAL Education Group, ADR (A)	56,019	589,880
TBEA Company, Ltd., Class A	40,010	176,912
TCL Technology Group Corp., Class A	164,570	119,096
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A (A)	25,200	37,861
Tencent Holdings, Ltd.	861,995	56,713,950
Tencent Music Entertainment Group, ADR	77,510	1,131,646
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
The People's Insurance Company Group of China, Ltd., Class A	88,100	$110,021
The People's Insurance Company Group of China, Ltd., H Shares	1,191,879	973,618
Tianfeng Securities Company, Ltd., Class A (A)	93,900	56,108
Tianqi Lithium Corp., Class A (A)	10,900	89,951
Tianshan Aluminum Group Company, Ltd., Class A	37,200	95,771
Tianshui Huatian Technology Company, Ltd., Class A	24,900	55,008
Tingyi Cayman Islands Holding Corp.	263,102	439,367
Tongcheng Travel Holdings, Ltd.	173,112	456,037
TongFu Microelectronics Company, Ltd., Class A	12,200	92,232
Tongling Nonferrous Metals Group Company, Ltd., Class A	101,000	116,726
Tongwei Company, Ltd., Class A (A)(D)	32,800	86,192
Trina Solar Company, Ltd., Class A (A)	14,722	40,976
Tsingtao Brewery Company, Ltd., Class A	6,200	56,464
Tsingtao Brewery Company, Ltd., H Shares	82,597	558,808
UBTech Robotics Corp, Ltd., H Shares (A)	29,200	451,024
Unigroup Guoxin Microelectronics Company, Ltd., Class A	6,079	70,567
Unisplendour Corp., Ltd., Class A	21,800	82,347
United Nova Technology Company, Ltd., Class A (A)	56,644	64,139
Verisilicon Microelectronics Shanghai Company, Ltd., Class A (A)	4,142	167,341
Victory Giant Technology Huizhou Company, Ltd., Class A	7,100	314,992
Vipshop Holdings, Ltd., ADR	42,478	739,967
Wanhua Chemical Group Company, Ltd., Class A	25,900	350,828
Weichai Power Company, Ltd., Class A	62,500	253,580
Weichai Power Company, Ltd., H Shares	254,633	1,059,606
Wens Foodstuff Group Company, Ltd., Class A	48,700	113,491
Western Mining Company, Ltd., Class A	19,400	97,952
Western Securities Company, Ltd., Class A	60,400	70,420
Western Superconducting Technologies Company, Ltd., Class A	4,707	61,881
Wingtech Technology Company, Ltd., Class A (A)	9,700	47,337
Wintime Energy Group Company, Ltd., Class A (A)	210,600	56,128
Wolong Electric Group Company, Ltd., Class A	13,200	86,111
Wuhan Guide Infrared Company, Ltd., Class A (A)	31,478	71,332
Wuliangye Yibin Company, Ltd., Class A	31,500	477,632
WUS Printed Circuit Kunshan Company, Ltd., Class A	14,600	177,468
WuXi AppTec Company, Ltd., Class A	21,900	313,093
WuXi AppTec Company, Ltd., H Shares (C)	50,394	764,792
WuXi Biologics Cayman, Inc. (A)(C)	468,620	2,406,001
WuXi XDC Cayman, Inc. (A)	49,500	399,893
XCMG Construction Machinery Company, Ltd., Class A	92,500	165,266
Xiamen Tungsten Company, Ltd., Class A	11,800	120,713
Xiaomi Corp., Class B (A)(C)	2,316,834	10,247,150

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Xinjiang Daqo New Energy Company, Ltd., Class A (A)	15,140	$52,757
Xinyi Solar Holdings, Ltd.	607,086	267,471
XPeng, Inc., A Shares (A)	168,076	1,473,442
XtalPi Holdings, Ltd. (A)	234,000	308,615
Yadea Group Holdings, Ltd. (C)	160,485	233,565
Yangzijiang Shipbuilding Holdings, Ltd.	229,600	784,766
Yankuang Energy Group Company, Ltd., Class A	45,770	118,300
Yankuang Energy Group Company, Ltd., H Shares	436,584	780,264
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	8,100	138,445
Yealink Network Technology Corp., Ltd., Class A	9,780	53,527
Yonghui Superstores Company, Ltd., Class A (A)	62,700	38,825
Yonyou Network Technology Company, Ltd., Class A (A)	24,400	50,579
Youngor Fashion Company, Ltd., Class A	49,200	52,510
YTO Express Group Company, Ltd., Class A	24,300	69,431
Yum China Holdings, Inc.	49,750	2,752,339
Yunnan Aluminium Company, Ltd., Class A	27,500	124,900
Yunnan Baiyao Group Company, Ltd., Class A	14,140	115,619
Yunnan Yuntianhua Company, Ltd., Class A	13,900	89,872
Yutong Bus Company, Ltd., Class A	17,200	74,416
Zangge Mining Company, Ltd., Class A	12,100	151,644
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	4,100	97,584
Zhaojin Mining Industry Company, Ltd., H Shares	229,243	1,010,506
Zhejiang China Commodities City Group Company, Ltd., Class A	47,600	103,260
Zhejiang Chint Electrics Company, Ltd., Class A	16,100	77,502
Zhejiang Dahua Technology Company, Ltd., Class A	24,100	67,609
Zhejiang Expressway Company, Ltd., H Shares (B)	224,255	196,222
Zhejiang Huayou Cobalt Company, Ltd., Class A	14,810	169,472
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	9,800	79,542
Zhejiang Juhua Company, Ltd., Class A	21,500	130,226
Zhejiang Leapmotor Technology Company, Ltd., H Shares (A)(C)	66,300	345,779
Zhejiang Longsheng Group Company, Ltd., Class A	26,300	62,864
Zhejiang NHU Company, Ltd., Class A	25,680	117,911
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	15,400	114,586
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A	17,000	40,443
Zhejiang Weiming Environment Protection Company, Ltd., Class A	10,580	43,451
Zhejiang Zheneng Electric Power Company, Ltd., Class A	89,500	69,577
Zheshang Securities Company, Ltd., Class A	57,100	88,780
Zhongji Innolight Company, Ltd., Class A	8,980	695,611
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhongjin Gold Corp., Ltd., Class A	37,900	$176,772
Zhongtai Securities Company, Ltd., Class A	94,700	88,471
Zhuzhou CRRC Times Electric Company, Ltd., Class A	6,382	55,202
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	59,192	335,118
Zijin Mining Group Company, Ltd., Class A	168,000	970,062
Zijin Mining Group Company, Ltd., H Shares	802,396	4,592,802
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	59,100	86,026
ZTE Corp., Class A	31,300	176,097
ZTE Corp., H Shares	103,975	360,256
ZTO Express Cayman, Inc.	56,350	1,360,436
		339,683,319
Colombia - 0.0%
Grupo Cibest SA	31,838	695,990
Interconexion Electrica SA ESP	56,999	417,770
		1,113,760
Czech Republic - 0.1%
CEZ AS	17,598	999,520
CSG NV (A)	27,301	1,026,800
Komercni banka AS	10,230	586,404
Moneta Money Bank AS (C)	35,897	345,345
		2,958,069
Denmark - 0.9%
A.P. Moller - Maersk A/S, Series A (B)	299	732,375
A.P. Moller - Maersk A/S, Series B (B)	620	1,539,369
Carlsberg A/S, Class B	12,641	1,966,519
Coloplast A/S, B Shares	16,745	1,297,449
Danske Bank A/S	89,740	4,682,139
Demant A/S (A)(B)	12,530	390,786
DSV A/S	27,450	7,085,434
Genmab A/S (A)	8,163	2,403,403
Novo Nordisk A/S, Class B	431,902	16,336,057
Novonesis A/S, B Shares	47,105	2,801,510
Orsted A/S (A)(C)	70,607	1,663,414
Pandora A/S	10,634	840,622
ROCKWOOL A/S, B Shares	13,069	433,336
Tryg A/S	47,885	1,185,713
Vestas Wind Systems A/S	135,182	3,455,833
		46,813,959
Egypt - 0.0%
Commercial International Bank Egypt SAE	105,636	294,411
Eastern Company SAE	53,095	45,399
Talaat Moustafa Group	28,604	51,977
		391,787
Finland - 0.7%
Elisa OYJ	18,619	956,349
Fortum OYJ	59,296	1,386,435
Kesko OYJ, B Shares	35,680	879,224
Kone OYJ, B Shares	45,116	3,401,441
Metso OYJ	89,229	1,855,047
Neste OYJ	55,993	1,399,201
Nokia OYJ	708,100	5,434,680
Nordea Bank ABP	414,427	8,019,384
Orion OYJ, Class B	14,564	1,166,681
Sampo OYJ, A Shares	332,035	3,679,974
Stora Enso OYJ, R Shares	78,608	1,066,291
UPM-Kymmene OYJ	70,619	2,248,877

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Wartsila OYJ ABP	67,244	$2,920,043
		34,413,627
France - 5.5%
Accor SA	24,798	1,439,404
Aeroports de Paris SA	4,193	585,066
Air Liquide SA	72,933	15,336,003
Airbus SE	75,063	16,300,147
Alstom SA (A)	43,738	1,455,027
Amundi SA (C)	8,226	784,702
AXA SA	221,651	10,839,197
BioMerieux	5,058	597,814
BNP Paribas SA	127,121	14,273,355
Bollore SE	86,605	505,898
Bouygues SA	23,640	1,462,989
Bureau Veritas SA	42,452	1,475,270
Capgemini SE	19,413	2,453,353
Carrefour SA	73,445	1,392,909
Cie de Saint-Gobain SA	56,865	5,762,799
Cie Generale des Etablissements Michelin SCA	84,646	3,423,186
Covivio SA	6,825	500,258
Credit Agricole SA	135,759	2,999,319
Danone SA	81,410	7,001,177
Dassault Aviation SA	2,440	979,999
Dassault Systemes SE	83,585	1,830,408
Edenred SE	29,985	693,043
Eiffage SA	8,446	1,456,449
Engie SA	229,731	7,848,318
EssilorLuxottica SA	37,993	10,056,247
FDJ UNITED	13,756	417,283
Gecina SA	5,601	517,100
Getlink SE	36,206	786,115
Hermes International SCA	3,998	9,609,047
Ipsen SA	4,754	927,993
Kering SA	9,393	3,149,835
Klepierre SA	26,314	1,107,386
Legrand SA	33,096	5,994,583
L'Oreal SA	30,309	14,201,164
LVMH Moet Hennessy Louis Vuitton SE	31,565	20,170,676
Orange SA	233,444	5,028,978
Pernod Ricard SA	25,580	2,360,533
Publicis Groupe SA	29,063	2,587,917
Renault SA	24,153	913,421
Rexel SA	28,590	1,238,173
Safran SA	45,450	18,304,477
Sanofi SA	139,614	13,654,431
Sartorius Stedim Biotech	3,703	800,227
Schneider Electric SE	68,077	22,248,231
Schneider Electric SE (Euronext London Exchange)	1,178	385,522
Societe Generale SA	89,398	7,747,283
Sodexo SA	11,052	604,954
Thales SA	11,621	3,527,173
TotalEnergies SE	249,912	20,018,352
Unibail-Rodamco-Westfield (A)	15,370	1,925,671
Veolia Environnement SA	78,796	3,336,752
Vinci SA	62,767	10,418,448
		283,434,062
Germany - 5.0%
adidas AG	22,111	4,102,365
Allianz SE	50,384	22,626,306
BASF SE	115,569	6,619,809
Bayer AG	127,212	6,294,554
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Bayerische Motoren Werke AG	36,401	$3,814,950
Beiersdorf AG	12,436	1,573,102
Brenntag SE	15,547	956,223
Commerzbank AG	94,096	3,817,439
Continental AG	14,049	1,210,658
CTS Eventim AG & Company KGaA	7,844	635,208
Daimler Truck Holding AG	61,565	3,106,208
Delivery Hero SE (A)(C)	24,984	574,629
Deutsche Bank AG	241,121	8,548,497
Deutsche Boerse AG	24,411	6,671,353
Deutsche Lufthansa AG	76,772	820,036
Deutsche Telekom AG	476,424	19,133,258
DHL Group	124,226	7,315,064
E.ON SE	289,667	6,737,885
Evonik Industries AG	32,306	561,710
Fresenius Medical Care AG	28,464	1,325,853
Fresenius SE & Company KGaA	54,730	3,280,874
GEA Group AG	18,661	1,446,855
Hannover Rueck SE	8,123	2,461,449
Heidelberg Materials AG	17,360	3,867,676
Henkel AG & Company KGaA	11,799	1,068,611
Hensoldt AG	8,131	713,289
HOCHTIEF AG	1,985	957,487
Infineon Technologies AG	169,400	9,129,784
Knorr-Bremse AG	9,147	1,197,217
LEG Immobilien SE	9,716	812,814
Mercedes-Benz Group AG	93,670	6,480,898
Merck KGaA	16,892	2,559,404
MTU Aero Engines AG	6,971	3,004,759
Muenchener Rueckversicherungs-Gesellschaft AG	17,039	11,120,044
Nemetschek SE	7,206	574,085
Rational AG	636	551,227
Rheinmetall AG	5,955	11,780,024
RWE AG	81,805	5,262,406
SAP SE	135,249	27,170,482
Scout24 SE (C)	9,432	801,665
Siemens AG	98,560	28,498,016
Siemens Energy AG	100,412	19,447,557
Siemens Healthineers AG (C)	44,216	2,193,095
Symrise AG	17,090	1,561,163
Talanx AG	9,043	1,137,433
Vonovia SE	97,324	3,300,013
Zalando SE (A)(C)	28,846	701,238
		257,524,672
Greece - 0.2%
Alpha Bank SA	286,623	1,260,689
Eurobank SA	346,350	1,604,799
Hellenic Telecommunications Organization SA	21,067	437,606
JUMBO SA	15,080	441,821
Metlen Energy & Metals PLC (A)	13,235	561,759
National Bank of Greece SA	115,831	1,884,186
OPAP Holding SA	24,314	454,501
Piraeus Bank SA (A)	148,986	1,429,460
Public Power Corp. SA	23,616	528,503
		8,603,324
Hong Kong - 1.6%
AIA Group, Ltd.	1,417,874	15,641,311
Alibaba Health Information Technology, Ltd. (A)	755,746	537,171
Beijing Enterprises Holdings, Ltd.	68,470	307,939
BOC Hong Kong Holdings, Ltd.	493,301	2,821,560

The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Bosideng International Holdings, Ltd.	595,812	$369,350
BYD Electronic International Company, Ltd.	107,801	442,331
C&D International Investment Group, Ltd.	111,246	215,113
China Gas Holdings, Ltd.	358,902	371,311
China Merchants Port Holdings Company, Ltd.	176,231	393,349
China Overseas Land & Investment, Ltd.	524,252	957,734
China Power International Development, Ltd.	474,969	198,943
China Resources Beer Holdings Company, Ltd.	218,662	768,426
China Resources Gas Group, Ltd.	125,273	335,668
China Resources Land, Ltd.	437,211	1,767,063
China Resources Power Holdings Company, Ltd.	278,808	664,688
China Ruyi Holdings, Ltd. (A)	1,529,326	396,990
China State Construction International Holdings, Ltd.	169,116	200,857
China Taiping Insurance Holdings Company, Ltd.	197,529	575,190
Chow Tai Fook Jewellery Group, Ltd.	259,631	433,680
CK Asset Holdings, Ltd.	261,573	1,659,622
CK Hutchison Holdings, Ltd.	361,134	2,973,504
CK Infrastructure Holdings, Ltd.	83,799	710,589
CLP Holdings, Ltd.	219,844	2,083,259
Far East Horizon, Ltd.	318,693	314,941
Futu Holdings, Ltd., ADR (A)	7,731	1,150,682
Galaxy Entertainment Group, Ltd.	264,387	1,406,841
GCL Technology Holdings, Ltd. (A)	3,268,736	499,788
Geely Automobile Holdings, Ltd.	818,860	1,683,531
Guangdong Investment, Ltd.	386,587	376,563
Henderson Land Development Company, Ltd.	195,796	885,045
HKT Trust & HKT, Ltd.	499,846	787,937
Hong Kong & China Gas Company, Ltd.	1,490,498	1,448,097
Hong Kong Exchanges & Clearing, Ltd.	162,985	8,707,463
Hongkong Land Holdings, Ltd.	146,346	1,267,033
Jardine Matheson Holdings, Ltd.	21,867	1,802,721
Kunlun Energy Company, Ltd.	519,215	556,570
Link REIT	346,785	1,714,465
MTR Corp., Ltd.	203,212	967,777
NetEase Cloud Music, Inc. (A)(C)	11,450	225,770
Orient Overseas International, Ltd.	17,727	338,556
Power Assets Holdings, Ltd.	185,806	1,505,980
Prudential PLC	350,602	5,370,009
Sino Biopharmaceutical, Ltd.	1,390,160	1,071,998
Sino Land Company, Ltd.	487,297	794,300
SITC International Holdings Company, Ltd.	178,947	763,335
Sun Hung Kai Properties, Ltd.	194,863	3,622,627
Swire Pacific, Ltd., Class A	45,625	490,102
Techtronic Industries Company, Ltd.	197,613	3,200,477
The Wharf Holdings, Ltd.	139,000	459,925
Want Want China Holdings, Ltd.	617,564	386,530
WH Group, Ltd. (C)	1,109,366	1,394,635
Wharf Real Estate Investment Company, Ltd.	222,027	817,352
Zijin Gold International Company, Ltd. (A)	28,200	832,021
		79,668,719
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	52,194	577,737
OTP Bank NYRT	29,081	3,585,466
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hungary (continued)
Richter Gedeon NYRT	18,253	$684,724
		4,847,927
India - 3.7%
ABB India, Ltd.	6,523	436,231
Adani Enterprises, Ltd.	19,471	462,330
Adani Ports & Special Economic Zone, Ltd.	67,340	1,126,502
Adani Power, Ltd. (A)	356,670	549,849
Alkem Laboratories, Ltd.	6,073	374,914
Ambuja Cements, Ltd.	74,902	411,282
APL Apollo Tubes, Ltd.	22,109	543,031
Apollo Hospitals Enterprise, Ltd.	13,489	1,161,243
Ashok Leyland, Ltd.	367,965	857,297
Asian Paints, Ltd.	47,491	1,242,237
Astral, Ltd.	14,377	264,186
AU Small Finance Bank, Ltd. (C)	45,356	474,904
Aurobindo Pharma, Ltd.	33,322	448,274
Avenue Supermarts, Ltd. (A)(C)	20,116	854,740
Axis Bank, Ltd.	287,416	4,378,163
Bajaj Auto, Ltd.	8,533	934,577
Bajaj Finance, Ltd.	349,268	3,833,733
Bajaj Finserv, Ltd.	48,539	1,065,112
Bajaj Holdings & Investment, Ltd.	3,401	404,245
Balkrishna Industries, Ltd.	9,575	250,533
Bank of Baroda	128,922	455,089
Bharat Electronics, Ltd.	459,512	2,236,822
Bharat Forge, Ltd.	30,376	638,938
Bharat Heavy Electricals, Ltd.	129,437	375,819
Bharat Petroleum Corp., Ltd.	185,861	785,978
Bharti Airtel, Ltd.	320,381	6,642,948
Bosch, Ltd.	906	362,629
Britannia Industries, Ltd.	13,353	880,962
BSE, Ltd.	24,960	745,456
Canara Bank	227,203	393,787
CG Power & Industrial Solutions, Ltd.	88,005	701,043
Cholamandalam Investment and Finance Company, Ltd.	52,667	1,003,290
Cipla, Ltd.	71,158	1,054,970
Coal India, Ltd.	232,506	1,101,109
Colgate-Palmolive India, Ltd.	14,884	368,996
Coromandel International, Ltd.	14,511	354,226
Cummins India, Ltd.	17,378	939,188
Dabur India, Ltd.	68,563	391,383
Divi's Laboratories, Ltd.	15,059	1,060,740
Dixon Technologies India, Ltd.	4,515	523,002
DLF, Ltd.	95,524	632,822
Dr. Reddy's Laboratories, Ltd.	68,390	973,227
Eicher Motors, Ltd.	17,049	1,502,977
Eternal, Ltd. (A)	300,207	816,357
Fortis Healthcare, Ltd.	62,013	641,877
FSN E-Commerce Ventures, Ltd. (A)	137,761	402,858
GAIL India, Ltd.	297,571	553,039
GE Vernova T&D India, Ltd.	15,836	670,188
GMR Airports, Ltd. (A)	302,964	332,575
Godrej Consumer Products, Ltd.	51,010	681,777
Godrej Properties, Ltd. (A)	18,759	356,419
Grasim Industries, Ltd.	34,104	1,047,990
Havells India, Ltd.	26,643	408,023
HCL Technologies, Ltd.	119,113	1,813,885
HDFC Asset Management Company, Ltd. (C)	24,463	723,758
HDFC Bank, Ltd.	1,419,646	13,872,351
HDFC Life Insurance Company, Ltd. (C)	125,544	989,743

The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Hero MotoCorp, Ltd.	14,936	$939,315
Hindalco Industries, Ltd.	169,773	1,729,113
Hindustan Aeronautics, Ltd.	25,239	1,086,000
Hindustan Petroleum Corp., Ltd.	116,912	563,583
Hindustan Unilever, Ltd.	102,890	2,647,550
Hitachi Energy India, Ltd.	1,663	466,736
Hyundai Motor India, Ltd.	20,100	480,581
ICICI Bank, Ltd.	662,043	10,071,143
ICICI Lombard General Insurance Company, Ltd. (C)	31,462	655,449
ICICI Prudential Life Insurance Company, Ltd. (C)	49,683	360,422
IDFC First Bank, Ltd.	432,454	348,628
Indian Oil Corp., Ltd.	349,131	717,739
Indian Railway Catering & Tourism Corp., Ltd.	26,716	167,084
Indus Towers, Ltd. (A)	165,724	828,033
IndusInd Bank, Ltd. (A)	71,741	755,089
Info Edge India, Ltd.	45,086	507,910
Infosys, Ltd.	416,209	5,959,964
InterGlobe Aviation, Ltd. (C)	23,574	1,255,128
ITC, Ltd.	376,759	1,302,576
Jindal Stainless, Ltd.	40,629	346,057
Jindal Steel, Ltd.	45,120	615,496
Jio Financial Services, Ltd.	355,666	998,131
JSW Energy, Ltd.	53,586	286,163
JSW Steel, Ltd.	77,073	1,078,828
Jubilant Foodworks, Ltd.	48,688	277,439
Kalyan Jewellers India, Ltd.	50,913	229,815
Kotak Mahindra Bank, Ltd.	684,336	3,133,933
Kwality Wall's India, Ltd. (A)	105,544	30,384
Larsen & Toubro, Ltd.	84,726	3,978,273
Lodha Developers, Ltd. (C)	36,957	403,301
LTIMindtree, Ltd. (C)	9,133	448,253
Lupin, Ltd.	31,489	798,172
Mahindra & Mahindra, Ltd.	116,836	4,373,595
Mankind Pharma, Ltd.	15,201	378,184
Marico, Ltd.	63,592	551,028
Maruti Suzuki India, Ltd.	15,735	2,567,941
Max Healthcare Institute, Ltd.	97,108	1,167,595
Mphasis, Ltd.	15,806	399,645
MRF, Ltd.	289	448,124
Muthoot Finance, Ltd.	14,935	550,132
Nestle India, Ltd.	82,804	1,176,890
NHPC, Ltd.	377,798	313,267
NMDC, Ltd.	391,572	351,074
NTPC, Ltd.	548,169	2,304,686
Oberoi Realty, Ltd.	15,974	268,116
Oil & Natural Gas Corp., Ltd.	395,604	1,216,634
Oil India, Ltd.	60,804	325,326
One 97 Communications, Ltd. (A)	47,882	579,085
Oracle Financial Services Software, Ltd.	2,737	208,400
Page Industries, Ltd.	724	256,213
PB Fintech, Ltd. (A)	42,755	694,101
Persistent Systems, Ltd.	13,690	711,266
Petronet LNG, Ltd.	91,226	323,257
PI Industries, Ltd.	9,285	316,845
Pidilite Industries, Ltd.	37,287	610,661
Polycab India, Ltd.	6,508	616,329
Power Finance Corp., Ltd.	186,788	847,356
Power Grid Corp. of India, Ltd.	582,375	1,920,431
Prestige Estates Projects, Ltd.	21,977	335,914
Punjab National Bank	282,976	401,617
Rail Vikas Nigam, Ltd.	65,722	227,893
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
REC, Ltd.	151,518	$582,137
Reliance Industries, Ltd.	761,950	11,702,293
Samvardhana Motherson International, Ltd.	529,460	775,647
SBI Cards & Payment Services, Ltd. (A)	35,210	303,482
SBI Life Insurance Company, Ltd. (C)	57,628	1,292,186
Shree Cement, Ltd.	1,104	315,485
Shriram Finance, Ltd.	176,170	2,094,797
Siemens Energy India, Ltd.	10,985	356,188
Siemens, Ltd. (A)	11,098	418,569
Solar Industries India, Ltd.	3,367	500,070
SRF, Ltd.	18,516	523,189
State Bank of India	232,261	3,071,141
Sun Pharmaceutical Industries, Ltd.	120,561	2,319,138
Sundaram Finance, Ltd.	8,217	497,098
Supreme Industries, Ltd.	7,825	342,936
Suzlon Energy, Ltd. (A)	1,261,666	592,593
Swiggy, Ltd. (A)	171,375	566,459
Tata Communications, Ltd.	13,608	239,880
Tata Consultancy Services, Ltd.	113,042	3,288,239
Tata Consumer Products, Ltd.	74,106	933,122
Tata Motors Passenger Vehicles, Ltd.	256,922	1,084,473
Tata Motors, Ltd. (A)	255,724	1,414,750
Tata Steel, Ltd.	938,074	2,196,010
Tech Mahindra, Ltd.	67,645	1,009,676
The Indian Hotels Company, Ltd.	105,025	772,383
The Phoenix Mills, Ltd.	24,530	447,952
The Tata Power Company, Ltd.	201,409	835,255
Titan Company, Ltd.	44,226	2,109,446
Torrent Pharmaceuticals, Ltd.	14,734	703,054
Torrent Power, Ltd.	21,749	374,949
Trent, Ltd.	22,435	966,099
Tube Investments of India, Ltd.	12,929	392,120
TVS Motor Company, Ltd.	29,557	1,257,662
UltraTech Cement, Ltd.	14,759	2,053,420
Union Bank of India, Ltd.	192,812	428,913
United Spirits, Ltd.	35,872	544,445
UPL, Ltd.	63,012	440,402
Varun Beverages, Ltd.	167,647	831,069
Vedanta, Ltd.	171,093	1,349,635
Vishal Mega Mart, Ltd. (A)	264,765	344,316
Vodafone Idea, Ltd. (A)	3,395,204	394,789
Voltas, Ltd.	26,366	451,462
WAAREE Energies, Ltd.	10,662	317,669
Wipro, Ltd.	336,374	745,507
Yes Bank, Ltd. (A)	1,919,686	437,167
Zydus Lifesciences, Ltd.	26,290	267,886
		188,302,675
Indonesia - 0.1%
Amman Mineral Internasional PT (A)	608,400	277,537
Astra International Tbk PT	899,900	358,068
Bank Central Asia Tbk PT	2,370,600	1,012,222
Bank Mandiri Persero Tbk PT	1,611,300	505,742
Bank Negara Indonesia Persero Tbk PT	642,000	168,270
Bank Rakyat Indonesia Persero Tbk PT	2,930,100	681,891
Barito Pacific Tbk PT (A)	980,900	116,333
Barito Renewables Energy Tbk PT (A)	346,300	169,818
Bumi Resources Minerals Tbk PT (A)	2,346,700	135,649
Chandra Asri Pacific Tbk PT	360,500	144,131
Charoen Pokphand Indonesia Tbk PT	360,400	91,302
Dian Swastatika Sentosa Tbk PT (A)	42,400	199,449
GoTo Gojek Tokopedia Tbk PT (A)	39,055,600	142,085
Indofood Sukses Makmur Tbk PT	223,400	85,903
Petrindo Jaya Kreasi Tbk PT	934,600	88,957

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Sumber Alfaria Trijaya Tbk PT	794,700	$79,033
Telkom Indonesia Persero Tbk PT	2,193,800	462,951
United Tractors Tbk PT	62,000	105,601
		4,824,942
Ireland - 0.6%
AerCap Holdings NV	24,824	3,709,699
AIB Group PLC	289,173	3,001,558
Bank of Ireland Group PLC	130,197	2,535,104
DCC PLC	11,348	791,321
Experian PLC	123,555	4,650,523
Kerry Group PLC, Class A	21,224	1,885,870
Kerry Group PLC, Class A (London Stock Exchange)	918	77,237
Kingspan Group PLC	20,156	1,995,518
Kingspan Group PLC (London Stock Exchange) (A)	877	86,177
PDD Holdings, Inc., ADR (A)	95,539	9,910,260
Ryanair Holdings PLC	115,265	3,724,797
		32,368,064
Israel - 0.6%
Azrieli Group, Ltd.	6,052	869,690
Bank Hapoalim BM	178,314	4,500,310
Bank Leumi Le-Israel BM	212,236	5,138,130
Check Point Software Technologies, Ltd. (A)	12,320	1,873,502
Elbit Systems, Ltd.	3,968	3,064,654
ICL Group, Ltd.	108,662	515,005
Israel Discount Bank, Ltd., Class A	173,392	2,098,558
Mizrahi Tefahot Bank, Ltd.	22,089	1,654,962
Monday.com, Ltd. (A)	6,248	453,855
Nice, Ltd. (A)	8,805	1,008,331
Nova, Ltd. (A)	4,231	1,858,238
Teva Pharmaceutical Industries, Ltd., ADR (A)	163,969	5,551,990
The Phoenix Holdings, Ltd.	33,160	1,695,411
Wix.com, Ltd. (A)	7,881	555,295
		30,837,931
Italy - 1.6%
Banca Mediolanum SpA	27,456	588,891
Banca Monte dei Paschi di Siena SpA	236,941	2,312,305
Banco BPM SpA	134,386	1,979,526
BPER Banca SpA	176,214	2,481,786
Buzzi SpA	9,437	544,075
Davide Campari-Milano NV	74,118	558,327
Enel SpA	979,017	11,772,628
Eni SpA	244,261	5,704,651
Ferrari NV	15,183	5,736,475
FinecoBank SpA	72,542	1,707,210
Generali	104,758	4,460,710
Infrastrutture Wireless Italiane SpA (B)(C)	32,782	347,827
Intesa Sanpaolo SpA	1,717,555	11,785,088
Leonardo SpA	48,882	3,293,232
Moncler SpA	28,088	1,937,599
Nexi SpA (C)	63,787	260,541
Poste Italiane SpA (C)	56,620	1,516,847
Prysmian SpA	34,030	4,098,945
Recordati Industria Chimica e Farmaceutica SpA	13,763	786,334
Snam SpA	236,292	1,834,757
Telecom Italia SpA (A)	1,393,214	1,045,412
Terna - Rete Elettrica Nazionale	167,046	2,010,115
UniCredit SpA	168,762	14,369,638
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Unipol Assicurazioni SpA	46,513	$1,157,173
		82,290,092
Japan - 13.8%
Advantest Corp.	104,684	18,128,064
Aeon Company, Ltd.	303,355	4,318,687
AGC, Inc.	26,642	1,181,600
Aisin Corp.	67,567	1,199,350
Ajinomoto Company, Inc.	123,524	3,928,818
ANA Holdings, Inc.	21,223	462,763
Asahi Group Holdings, Ltd.	207,620	2,260,492
Asahi Kasei Corp.	176,290	2,077,653
Asics Corp.	95,200	2,917,472
Astellas Pharma, Inc.	245,812	4,090,681
Bandai Namco Holdings, Inc.	79,576	2,157,460
Bridgestone Corp.	155,768	3,760,251
Canon, Inc.	118,593	3,584,096
Capcom Company, Ltd.	46,888	1,064,846
Central Japan Railway Company	104,510	3,084,679
Chubu Electric Power Company, Inc.	92,429	1,561,034
Chugai Pharmaceutical Company, Ltd.	91,690	6,182,686
Dai Nippon Printing Company, Ltd.	54,086	1,124,026
Daifuku Company, Ltd.	43,848	1,809,935
Dai-ichi Life Holdings, Inc.	484,992	4,976,671
Daiichi Sankyo Company, Ltd.	245,488	4,834,888
Daikin Industries, Ltd.	36,034	4,578,297
Daito Trust Construction Company, Ltd.	39,030	898,773
Daiwa House Industry Company, Ltd.	76,355	2,755,383
Daiwa Securities Group, Inc.	185,964	1,954,350
Denso Corp.	238,848	3,426,971
Disco Corp.	12,624	6,069,687
East Japan Railway Company	130,490	3,223,167
Ebara Corp.	63,400	2,226,823
Eisai Company, Ltd.	35,725	1,202,736
ENEOS Holdings, Inc.	368,048	3,511,416
FANUC Corp.	127,802	5,786,889
Fast Retailing Company, Ltd.	26,091	11,439,928
Fuji Electric Company, Ltd.	19,464	1,725,187
FUJIFILM Holdings Corp.	153,065	3,147,630
Fujikura, Ltd.	34,400	5,873,887
Fujitsu, Ltd.	240,120	5,352,973
Hankyu Hanshin Holdings, Inc.	32,200	939,656
Hikari Tsushin, Inc.	2,391	675,971
Hitachi, Ltd.	626,190	20,499,761
Honda Motor Company, Ltd.	504,224	5,051,034
Hoya Corp.	46,833	8,459,340
Hulic Company, Ltd.	61,718	817,907
Idemitsu Kosan Company, Ltd.	103,260	987,307
IHI Corp. (B)	140,500	3,843,745
Inpex Corp.	118,735	2,898,643
Isuzu Motors, Ltd.	72,567	1,352,501
ITOCHU Corp.	811,615	11,751,232
Japan Airlines Company, Ltd.	19,053	393,668
Japan Exchange Group, Inc.	136,706	1,860,423
Japan Post Bank Company, Ltd.	243,797	4,772,826
Japan Post Holdings Company, Ltd.	246,865	3,214,835
Japan Post Insurance Company, Ltd.	26,645	869,716
Japan Tobacco, Inc.	163,826	6,267,886
JFE Holdings, Inc.	78,025	1,098,366
JX Advanced Metals Corp.	75,900	2,014,333
Kajima Corp.	57,627	2,635,308
Kao Corp.	63,604	2,715,978
Kawasaki Heavy Industries, Ltd. (B)	20,700	2,406,960
Kawasaki Kisen Kaisha, Ltd.	49,159	790,318

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
KDDI Corp.	400,280	$6,875,812
Keyence Corp.	26,604	11,212,296
Kikkoman Corp. (B)	90,485	870,090
Kioxia Holdings Corp. (A)	25,800	3,486,725
Kirin Holdings Company, Ltd.	104,203	1,808,726
Kobe Bussan Company, Ltd.	19,987	475,586
Komatsu, Ltd.	129,984	6,239,278
Konami Group Corp.	13,679	1,825,357
Kubota Corp.	133,909	2,721,994
Kyocera Corp.	175,068	3,091,989
Kyowa Kirin Company, Ltd.	31,793	590,972
Lasertec Corp.	10,936	2,357,833
LY Corp.	369,554	913,440
M3, Inc. (B)	60,019	657,107
Makita Corp.	30,860	1,194,080
Marubeni Corp.	193,013	7,386,176
MatsukiyoCocokara & Company	43,813	724,605
MINEBEA MITSUMI, Inc.	49,368	1,058,433
Mitsubishi Chemical Group Corp.	175,410	1,301,671
Mitsubishi Corp.	440,106	14,851,613
Mitsubishi Electric Corp.	259,566	9,879,861
Mitsubishi Estate Company, Ltd.	145,277	4,899,215
Mitsubishi HC Capital, Inc.	118,440	1,147,895
Mitsubishi Heavy Industries, Ltd.	437,800	13,956,138
Mitsubishi UFJ Financial Group, Inc.	1,565,954	29,070,359
Mitsui & Company, Ltd.	337,190	12,641,149
Mitsui Fudosan Company, Ltd.	360,332	4,857,210
Mitsui OSK Lines, Ltd.	47,621	1,766,958
Mizuho Financial Group, Inc.	340,213	15,178,253
MonotaRO Company, Ltd.	33,404	444,109
MS&AD Insurance Group Holdings, Inc.	177,894	4,957,266
Murata Manufacturing Company, Ltd.	227,856	5,958,415
NEC Corp.	176,730	4,899,535
Nexon Company, Ltd.	50,271	1,067,849
Nidec Corp.	114,248	1,796,696
Nintendo Company, Ltd.	150,763	8,527,062
Nippon Building Fund, Inc.	1,040	967,514
Nippon Paint Holdings Company, Ltd.	129,314	957,767
Nippon Sanso Holdings Corp.	23,533	902,836
Nippon Steel Corp. (B)	657,310	2,670,313
Nippon Yusen KK (B)	56,792	1,950,027
Nissan Motor Company, Ltd. (A)	301,391	830,317
Nitori Holdings Company, Ltd. (B)	54,065	1,083,055
Nitto Denko Corp.	93,215	2,161,697
Nomura Holdings, Inc.	418,088	3,881,553
Nomura Research Institute, Ltd.	50,935	1,397,461
NTT, Inc. (B)	4,071,990	3,983,767
Obayashi Corp.	86,564	2,443,782
Obic Company, Ltd.	42,900	1,155,364
Olympus Corp.	155,367	1,522,402
Oracle Corp. Japan	4,860	293,384
Oriental Land Company, Ltd. (B)	146,858	2,645,841
ORIX Corp.	159,339	5,592,656
Osaka Gas Company, Ltd.	48,603	2,028,884
Otsuka Corp.	29,724	599,472
Otsuka Holdings Company, Ltd.	59,232	4,081,694
Pan Pacific International Holdings Corp.	257,500	1,720,851
Panasonic Holdings Corp.	318,630	5,138,244
Rakuten Group, Inc. (A)	206,006	1,093,654
Recruit Holdings Company, Ltd.	192,312	8,368,508
Renesas Electronics Corp.	243,081	4,584,216
Resona Holdings, Inc.	284,635	3,473,064
Ryohin Keikaku Company, Ltd.	68,600	1,565,485
Sanrio Company, Ltd. (B)	24,400	894,590
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SBI Holdings, Inc.	77,670	$1,661,259
SCREEN Holdings Company, Ltd.	11,100	1,618,127
Secom Company, Ltd.	53,328	2,068,987
Seibu Holdings, Inc.	28,500	846,053
Sekisui Chemical Company, Ltd.	51,150	996,090
Sekisui House, Ltd.	82,103	2,005,788
Seven & i Holdings Company, Ltd. (B)	284,539	4,012,723
SG Holdings Company, Ltd.	37,057	375,852
Shimadzu Corp.	31,910	888,196
Shimano, Inc.	10,156	1,084,211
Shin-Etsu Chemical Company, Ltd.	230,691	9,082,665
Shionogi & Company, Ltd.	102,458	2,419,268
Shiseido Company, Ltd.	54,706	1,155,096
SMC Corp.	7,865	3,762,247
SoftBank Corp.	3,917,460	5,358,312
SoftBank Group Corp.	522,472	13,378,387
Sompo Holdings, Inc.	122,084	4,843,633
Sony Financial Group, Inc. (A)	821,035	839,749
Sony Group Corp.	840,435	19,320,138
Subaru Corp.	79,704	1,495,016
Sumitomo Corp.	149,017	6,327,731
Sumitomo Electric Industries, Ltd.	97,600	6,449,328
Sumitomo Metal Mining Company, Ltd.	33,665	2,734,205
Sumitomo Mitsui Financial Group, Inc.	500,646	18,892,165
Sumitomo Mitsui Trust Group, Inc.	88,220	3,076,133
Sumitomo Realty & Development Company, Ltd.	83,170	2,811,675
Suntory Beverage & Food, Ltd. (B)	18,736	589,205
Suzuki Motor Corp.	214,588	3,245,294
Sysmex Corp.	67,268	635,068
T&D Holdings, Inc.	64,716	1,742,960
Taisei Corp.	19,995	2,598,072
Takeda Pharmaceutical Company, Ltd.	217,218	8,129,862
TDK Corp.	266,155	4,111,668
Terumo Corp.	181,194	2,451,642
The Chiba Bank, Ltd.	78,639	1,169,663
The Kansai Electric Power Company, Inc.	129,171	2,333,055
TIS, Inc.	28,185	582,516
Toho Company, Ltd. (B)	67,570	677,093
Tokio Marine Holdings, Inc.	253,065	10,510,204
Tokyo Electron, Ltd.	61,251	17,234,474
Tokyo Gas Company, Ltd.	42,910	2,106,419
Tokyo Metro Company, Ltd. (B)	38,600	413,082
Tokyu Corp.	66,439	849,031
TOPPAN Holdings, Inc.	32,488	1,112,867
Toray Industries, Inc.	190,182	1,628,569
Toyota Industries Corp. (B)	22,294	2,887,257
Toyota Motor Corp.	1,294,297	31,358,688
Toyota Tsusho Corp.	94,063	4,204,673
Trend Micro, Inc.	17,020	566,346
Tsuruha Holdings, Inc.	31,600	532,721
Unicharm Corp.	150,459	1,029,544
West Japan Railway Company	54,570	1,173,888
Yamaha Motor Company, Ltd.	124,313	988,533
Yokogawa Electric Corp.	30,800	1,228,519
Yokohama Financial Group, Inc.	141,917	1,532,297
Zensho Holdings Company, Ltd.	13,100	831,546
ZOZO, Inc.	58,072	422,082
		709,257,986
Kuwait - 0.2%
Boubyan Bank KSCP	191,917	425,183
Gulf Bank KSCP	246,747	272,513
Kuwait Finance House KSCP	1,398,777	3,666,621

The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Kuwait (continued)
Mabanee Company KPSC	81,814	$261,553
Mobile Telecommunications Company KSCP	252,089	445,267
National Bank of Kuwait SAKP	1,047,084	3,215,766
Warba Bank KSCP (A)	286,396	269,651
		8,556,554
Luxembourg - 0.2%
ArcelorMittal SA	59,358	3,888,477
CVC Capital Partners PLC (C)	31,793	453,636
Eurofins Scientific SE	14,939	1,203,788
Reinet Investments SCA	20,277	713,905
Tenaris SA	45,040	1,231,119
Zabka Group SA (A)	48,816	305,468
		7,796,393
Macau - 0.0%
Sands China, Ltd.	320,878	724,929
Malaysia - 0.3%
AMMB Holdings BHD	286,500	473,213
Axiata Group BHD	310,500	181,786
CELCOMDIGI BHD	377,500	309,386
CIMB Group Holdings BHD	930,900	1,922,221
Gamuda BHD	539,100	579,928
Hong Leong Bank BHD	77,100	461,159
IHH Healthcare BHD	253,700	593,179
IOI Corp. BHD	299,800	304,839
Kuala Lumpur Kepong BHD	58,300	284,373
Malayan Banking BHD	699,000	2,147,750
Maxis BHD	257,200	256,412
MISC BHD	155,800	323,042
Mr. D.I.Y Group M BHD (C)	342,000	157,331
Nestle Malaysia BHD	7,700	217,415
Petronas Chemicals Group BHD	277,900	214,287
Petronas Dagangan BHD	32,400	183,015
Petronas Gas BHD	87,100	401,641
Press Metal Aluminium Holdings BHD	422,000	772,762
Public Bank BHD	1,696,100	2,147,652
QL Resources BHD	179,725	188,371
RHB Bank BHD	202,500	436,973
SD Guthrie BHD	248,900	367,714
Sunway BHD	297,900	447,917
Telekom Malaysia BHD	135,800	259,965
Tenaga Nasional BHD	304,800	1,125,614
YTL Corp. BHD	336,400	158,822
YTL Power International BHD	348,000	252,627
		15,169,394
Mexico - 0.8%
America Movil SAB de CV, Series B	3,034,936	3,956,237
Arca Continental SAB de CV	86,317	1,041,999
Cemex SAB de CV, Series CPO	2,544,584	3,194,397
Coca-Cola Femsa SAB de CV	87,895	977,399
Fibra Uno Administracion SA de CV	484,843	840,635
Fomento Economico Mexicano SAB de CV	287,066	3,227,534
Fresnillo PLC	29,557	1,686,505
Gruma SAB de CV, Class B	26,005	468,881
Grupo Aeroportuario del Centro Norte SAB de CV	47,900	731,934
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	64,370	1,681,798
Grupo Aeroportuario del Sureste SAB de CV, B Shares	30,438	1,096,365
Grupo Bimbo SAB de CV, Series A (B)	217,557	790,795
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Carso SAB de CV, Series A1 (B)	92,956	$728,287
Grupo Comercial Chedraui SA de CV (B)	54,400	348,347
Grupo Financiero Banorte SAB de CV, Series O	422,581	4,805,135
Grupo Financiero Inbursa SAB de CV, Series O	253,613	645,887
Grupo Mexico SAB de CV, Series B	520,089	6,591,257
Industrias Penoles SAB de CV (A)	33,116	2,108,064
Kimberly-Clark de Mexico SAB de CV, Class A	246,517	618,225
Prologis Property Mexico SA de CV (B)	178,711	881,104
Promotora y Operadora de Infraestructura SAB de CV	31,432	517,801
Sigma Foods SAB de CV	608,444	681,859
Wal-Mart de Mexico SAB de CV	867,997	2,817,387
		40,437,832
Netherlands - 3.4%
ABN AMRO Bank NV (C)	80,689	2,702,497
Adyen NV (A)(C)	3,521	4,134,807
Aegon, Ltd.	196,578	1,496,026
Akzo Nobel NV	24,010	1,686,674
Argenx SE (A)	9,426	7,292,223
ASM International NV	6,547	5,521,657
ASML Holding NV	54,245	78,894,370
ASR Nederland NV	23,286	1,692,025
BE Semiconductor Industries NV	10,178	2,280,763
Euronext NV (C)	9,645	1,593,515
EXOR NV	13,149	1,153,945
Ferrovial SE	73,948	5,511,251
Heineken Holding NV	17,879	1,548,792
Heineken NV	40,176	3,721,055
IMCD NV (B)	8,245	794,323
ING Groep NV	421,221	12,153,462
JBS NV, Class A (A)	60,073	1,014,633
JDE Peet's NV	23,552	882,953
Koninklijke Ahold Delhaize NV	125,029	6,178,155
Koninklijke KPN NV	540,503	3,072,552
Koninklijke Philips NV	107,982	3,460,320
Nebius Group NV (A)(B)	29,696	2,707,978
NEPI Rockcastle NV (A)	87,976	818,073
NN Group NV	38,854	3,186,710
Prosus NV (A)	182,856	9,398,875
Qiagen NV	26,800	1,332,475
Randstad NV	15,072	496,954
Stellantis NV	233,855	1,897,467
Stellantis NV (Euronext Paris Exchange)	10,559	85,998
The Magnum Ice Cream Company NV (A)	67,886	1,077,757
Universal Music Group NV	152,841	3,441,579
Wolters Kluwer NV	32,199	2,601,214
		173,831,078
New Zealand - 0.1%
Auckland International Airport, Ltd.	235,200	1,293,762
Contact Energy, Ltd.	116,289	648,248
Fisher & Paykel Healthcare Corp., Ltd.	80,977	1,979,664
Infratil, Ltd.	127,156	854,848
Meridian Energy, Ltd.	180,248	611,105
Xero, Ltd. (A)	22,944	1,354,399
		6,742,026
Norway - 0.5%
Aker BP ASA	52,229	1,586,854
DNB Bank ASA	151,424	4,793,237
Equinor ASA	128,552	3,851,953
Gjensidige Forsikring ASA	36,142	1,021,162

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Kongsberg Gruppen ASA	75,073	$3,044,311
Mowi ASA	80,263	1,896,085
Norsk Hydro ASA	236,277	2,192,279
Orkla ASA	120,394	1,648,200
Salmar ASA	11,736	703,862
Telenor ASA	105,332	1,953,852
Yara International ASA	27,812	1,407,905
		24,099,700
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	31,032	1,355,167
Credicorp, Ltd.	12,868	4,457,218
		5,812,385
Philippines - 0.1%
Ayala Corp.	34,970	363,723
Ayala Land, Inc.	895,280	324,425
Bank of the Philippine Islands	252,677	508,229
BDO Unibank, Inc.	319,399	759,580
International Container Terminal Services, Inc.	137,900	1,719,055
Jollibee Foods Corp.	66,740	247,880
Manila Electric Company	38,090	421,283
Metropolitan Bank & Trust Company	245,509	327,856
PLDT, Inc.	10,345	251,054
SM Investments Corp.	31,165	380,912
SM Prime Holdings, Inc.	1,370,100	510,423
		5,814,420
Poland - 0.3%
Allegro.eu SA (A)(C)	100,706	783,691
Bank Millennium SA (A)	71,237	346,450
Bank Polska Kasa Opieki SA	23,520	1,490,245
Budimex SA	1,602	361,303
CD Projekt SA	8,219	558,160
Dino Polska SA (A)(C)	61,350	689,825
InPost SA (A)	34,315	615,951
KGHM Polska Miedz SA (A)	17,607	1,660,375
LPP SA	142	821,692
mBank SA (A)	1,821	529,248
Modivo SA (A)(B)	6,690	207,588
ORLEN SA	72,524	2,335,939
PGE Polska Grupa Energetyczna SA (A)	115,501	364,769
Powszechna Kasa Oszczednosci Bank Polski SA	110,871	2,872,518
Powszechny Zaklad Ubezpieczen SA	81,420	1,542,568
Santander Bank Polska SA	5,202	863,980
		16,044,302
Portugal - 0.1%
Banco Comercial Portugues SA	1,011,330	1,062,244
EDP SA	418,375	2,225,983
Galp Energia SGPS SA	55,414	1,202,423
Jeronimo Martins SGPS SA	37,366	982,017
		5,472,667
Qatar - 0.2%
Al Rayan Bank	839,524	535,753
Barwa Real Estate Company	317,817	223,578
Commercial Bank PSQC	414,444	551,728
Dukhan Bank	222,179	218,301
Industries Qatar QSC	204,920	679,973
Mesaieed Petrochemical Holding Company	834,792	239,680
Nebras Energy	63,135	255,971
Ooredoo QPSC	133,234	496,096
Qatar Fuel QSC	78,827	320,471
Qatar Gas Transport Company, Ltd.	353,818	478,564
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Qatar (continued)
Qatar International Islamic Bank QSC	123,591	$383,021
Qatar Islamic Bank QPSC	231,552	1,506,394
Qatar National Bank QPSC	614,019	3,259,785
		9,149,315
Saudi Arabia - 0.8%
ACWA Power Company (A)	20,536	905,694
Ades Holding Company	42,256	201,244
Al Rajhi Bank	263,567	7,068,370
Alinma Bank	162,479	1,206,855
Almarai Company JSC	65,741	698,958
Arab National Bank	118,909	652,309
Arabian Internet & Communications Services Company	3,084	153,520
Bank AlBilad	99,571	676,786
Bank Al-Jazira	89,143	273,983
Banque Saudi Fransi	165,086	871,928
Bupa Arabia for Cooperative Insurance Company	11,088	525,100
Dallah Healthcare Company	4,178	110,482
Dar Al Arkan Real Estate Development Company (A)	69,672	370,976
Dr Sulaiman Al Habib Medical Services Group Company	11,460	705,484
Elm Company	3,139	535,116
Etihad Etisalat Company	51,351	878,989
Jabal Omar Development Company (A)	75,787	300,422
Jarir Marketing Company	76,358	284,684
Makkah Construction & Development Company	12,610	262,965
Mouwasat Medical Services Company	13,583	230,447
Riyad Bank	199,799	1,474,334
SABIC Agri-Nutrients Company	30,698	1,011,817
Sahara International Petrochemical Company	48,155	177,928
SAL Saudi Logistics Services	5,056	217,969
Saudi Arabian Mining Company (A)	182,386	3,405,586
Saudi Arabian Oil Company (C)	806,283	5,373,498
Saudi Awwal Bank	138,332	1,259,425
Saudi Basic Industries Corp.	120,879	1,746,942
Saudi Electricity Company	112,930	406,824
Saudi Research & Media Group (A)	4,655	101,387
Saudi Tadawul Group Holding Company	6,395	233,012
Saudi Telecom Company	270,399	3,012,249
The Company for Cooperative Insurance	9,776	353,152
The Saudi Investment Bank	81,974	294,696
The Saudi National Bank	395,037	4,376,956
Yanbu National Petrochemical Company	38,026	255,616
		40,615,703
Singapore - 0.7%
BOC Aviation, Ltd. (C)	28,121	312,302
CapitaLand Ascendas REIT	337,684	717,323
CapitaLand Integrated Commercial Trust	530,152	1,025,680
CapitaLand Investment, Ltd.	216,330	522,773
DBS Group Holdings, Ltd.	187,942	8,465,883
Grab Holdings, Ltd., Class A (A)	212,423	896,425
Keppel, Ltd.	130,266	1,345,467
Oversea-Chinese Banking Corp., Ltd.	302,561	5,120,293
Sea, Ltd., ADR (A)	33,930	3,679,709
Sembcorp Industries, Ltd.	77,000	371,780
Singapore Airlines, Ltd.	140,669	797,769
Singapore Exchange, Ltd.	76,590	1,099,880
Singapore Technologies Engineering, Ltd.	136,646	1,075,256
Singapore Telecommunications, Ltd.	655,946	2,609,720

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Trip.com Group, Ltd.	83,549	$4,336,036
United Overseas Bank, Ltd.	111,868	3,264,023
Wilmar International, Ltd.	171,601	477,065
		36,117,384
South Africa - 1.1%
Absa Group, Ltd.	123,234	2,106,040
Bid Corp., Ltd.	48,366	1,279,273
Capitec Bank Holdings, Ltd.	12,634	3,764,671
Clicks Group, Ltd.	32,922	658,739
Discovery, Ltd.	85,871	1,407,035
FirstRand, Ltd.	737,453	4,595,504
Gold Fields, Ltd.	129,546	7,592,174
Harmony Gold Mining Company, Ltd.	82,230	1,871,122
Impala Platinum Holdings, Ltd.	131,091	2,912,276
MTN Group, Ltd.	253,649	3,299,242
Naspers, Ltd., N Shares	114,243	6,357,697
Nedbank Group, Ltd.	67,069	1,326,787
Northam Platinum Holdings, Ltd.	51,990	1,423,166
OUTsurance Group, Ltd.	124,928	576,747
Pepkor Holdings, Ltd. (C)	519,050	864,181
Remgro, Ltd.	75,103	914,208
Sanlam, Ltd.	268,367	1,792,460
Sasol, Ltd. (A)	83,940	764,832
Shoprite Holdings, Ltd.	67,666	1,125,679
Sibanye Stillwater, Ltd. (A)	410,031	1,821,443
Standard Bank Group, Ltd.	192,640	3,879,673
The Bidvest Group, Ltd.	46,580	737,817
Valterra Platinum, Ltd.	38,452	4,514,728
Vodacom Group, Ltd.	90,791	926,534
		56,512,028
South Korea - 5.5%
Alteogen, Inc.	5,578	1,580,166
Amorepacific Corp.	4,031	423,820
APR Corp. (A)	3,380	733,408
Celltrion, Inc.	20,945	3,467,684
Coway Company, Ltd. (A)	7,623	433,106
DB Insurance Company, Ltd.	6,522	828,589
Doosan Bobcat, Inc. (A)	7,400	333,686
Doosan Company, Ltd.	1,046	930,719
Doosan Enerbility Company, Ltd. (A)	62,620	4,627,949
Ecopro BM Company, Ltd. (A)	6,770	1,042,734
Ecopro Company, Ltd. (A)	14,152	1,817,277
Hana Financial Group, Inc.	38,917	3,291,880
Hanjin Kal Corp. (A)	3,231	350,196
Hankook Tire & Technology Company, Ltd.	10,415	527,543
Hanmi Semiconductor Company, Ltd.	5,969	1,345,195
Hanwha Aerospace Company, Ltd.	4,669	3,881,261
Hanwha Ocean Company, Ltd. (A)	19,208	1,884,665
Hanwha Systems Company, Ltd. (A)	10,509	828,593
HD Hyundai Company, Ltd.	6,040	1,228,684
HD Hyundai Electric Company, Ltd.	3,268	2,385,821
HD Hyundai Heavy Industries Company, Ltd.	5,119	2,143,707
HD Hyundai Marine Solution Company, Ltd.	2,143	274,407
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	5,920	1,851,807
HLB, Inc. (A)	16,445	591,169
HMM Company, Ltd.	32,608	483,317
HYBE Company, Ltd. (A)	3,169	851,992
Hyosung Heavy Industries Corp.	782	1,532,870
Hyundai Glovis Company, Ltd.	5,236	1,054,269
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Mobis Company, Ltd.	8,335	$2,996,036
Hyundai Motor Company	18,537	8,690,596
Hyundai Rotem Company, Ltd.	10,643	1,701,632
Industrial Bank of Korea	39,462	706,722
Kakao Corp.	43,013	1,861,162
KakaoBank Corp.	23,207	437,312
KB Financial Group, Inc.	50,684	5,593,897
Kia Corp.	32,956	4,705,707
Korea Aerospace Industries, Ltd.	10,205	1,356,031
Korea Electric Power Corp.	35,679	1,434,086
Korea Investment Holdings Company, Ltd.	5,878	1,056,944
Korean Air Lines Company, Ltd. (A)	25,711	501,037
Krafton, Inc. (A)	3,876	669,338
KT&G Corp.	13,395	1,517,743
LG Chem, Ltd.	6,881	2,000,843
LG Corp.	12,953	969,261
LG Display Company, Ltd. (A)	41,679	415,959
LG Electronics, Inc.	14,723	1,489,456
LG Energy Solution, Ltd. (A)	6,512	1,935,322
LG H&H Company, Ltd.	1,404	260,529
LG Uplus Corp.	29,328	337,410
LIG Nex1 Company, Ltd. (A)	1,839	649,200
LS Electric Company, Ltd.	2,099	1,149,451
Meritz Financial Group, Inc. (A)	10,964	967,180
Mirae Asset Securities Company, Ltd.	27,903	1,398,700
NAVER Corp.	19,639	3,469,314
NH Investment & Securities Company, Ltd.	20,130	497,474
POSCO Future M Company, Ltd. (A)	4,916	843,868
POSCO Holdings, Inc.	10,146	2,911,906
POSCO International Corp.	7,176	360,919
Samsung Biologics Company, Ltd. (A)(C)	1,611	1,987,626
Samsung C&T Corp.	11,903	2,900,682
Samsung Electro-Mechanics Company, Ltd.	7,810	2,440,936
Samsung Electronics Company, Ltd.	660,366	98,837,810
Samsung Fire & Marine Insurance Company, Ltd.	4,222	1,555,934
Samsung Heavy Industries Company, Ltd. (A)	98,114	1,974,859
Samsung Life Insurance Company, Ltd.	11,271	1,804,310
Samsung SDI Company, Ltd. (A)	8,410	2,726,478
Samsung SDS Company, Ltd.	5,931	803,762
Samyang Foods Company, Ltd.	571	484,706
Shinhan Financial Group Company, Ltd.	61,079	4,107,959
SK Biopharmaceuticals Company, Ltd. (A)	4,248	353,662
SK Hynix, Inc.	76,142	56,298,784
SK Innovation Company, Ltd.	9,291	825,082
SK Square Company, Ltd. (A)	12,952	5,813,088
SK Telecom Company, Ltd.	14,479	800,304
SK, Inc.	5,024	1,402,807
S-Oil Corp. (A)	5,962	455,598
Woori Financial Group, Inc.	92,340	2,310,771
Yuhan Corp.	7,859	601,519
		282,098,226
Spain - 2.2%
Acciona SA	3,511	1,018,953
ACS Actividades de Construccion y Servicios SA	25,532	3,294,517
Aena SME SA (C)	106,764	3,365,008
Amadeus IT Group SA	64,642	3,998,234
Banco Bilbao Vizcaya Argentaria SA	824,700	19,101,373
Banco de Sabadell SA	713,881	2,687,782

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Banco Santander SA	2,130,971	$26,875,943
Bankinter SA	94,275	1,564,338
CaixaBank SA	554,834	6,838,480
Cellnex Telecom SA (A)(C)	70,560	2,681,683
EDP Renovaveis SA	41,311	652,638
Endesa SA	45,254	1,846,191
Grifols SA	43,302	543,266
Iberdrola SA	921,268	21,744,928
Industria de Diseno Textil SA	156,346	10,440,376
Mapfre SA	149,607	695,386
Naturgy Energy Group SA	34,128	1,060,584
Redeia Corp. SA	57,407	1,067,225
Repsol SA	161,594	3,656,964
Telefonica SA (B)	524,146	2,378,633
		115,512,502
Sweden - 2.2%
AddTech AB, B Shares	35,396	1,308,377
Alfa Laval AB	39,805	2,349,353
Assa Abloy AB, B Shares	138,172	5,881,307
Atlas Copco AB, A Shares	371,532	7,993,231
Atlas Copco AB, B Shares	213,149	3,995,828
Beijer Ref AB	55,947	872,903
Boliden AB (A)	38,864	3,080,660
Epiroc AB, A Shares	91,331	2,743,629
Epiroc AB, B Shares	53,035	1,378,905
EQT AB	69,424	2,139,732
Essity AB, B Shares	82,319	2,614,820
Evolution AB (C)	18,152	1,093,302
Fastighets AB Balder, B Shares (A)	96,732	726,874
Hennes & Mauritz AB, B Shares (B)	67,775	1,444,947
Hexagon AB, B Shares	285,586	3,248,892
Holmen AB, B Shares	9,574	376,862
Industrivarden AB, A Shares	8,454	479,806
Industrivarden AB, C Shares	29,979	1,692,727
Indutrade AB	36,836	955,036
Investment AB Latour, B Shares	19,803	503,489
Investor AB, B Shares	251,618	10,495,376
L.E. Lundbergforetagen AB, B Shares	10,758	704,273
Lifco AB, B Shares	31,584	1,120,628
Nibe Industrier AB, B Shares	208,129	850,430
Saab AB, B Shares	43,975	3,210,922
Sagax AB, B Shares	29,351	621,236
Sandvik AB	147,380	6,495,213
Securitas AB, B Shares	66,844	1,189,531
Skandinaviska Enskilda Banken AB, A Shares	209,498	4,454,174
Skanska AB, B Shares	47,168	1,446,023
SKF AB, B Shares	47,610	1,360,918
Spotify Technology SA (A)	21,499	11,070,695
Svenska Cellulosa AB SCA, B Shares	83,314	1,131,057
Svenska Handelsbanken AB, A Shares	199,128	3,183,517
Swedbank AB, A Shares	116,335	4,468,784
Swedish Orphan Biovitrum AB (A)	27,074	1,183,039
Tele2 AB, B Shares	74,851	1,579,667
Telefonaktiebolaget LM Ericsson, B Shares	383,864	4,437,460
Telia Company AB	319,375	1,639,610
Trelleborg AB, B Shares	28,094	1,231,479
Volvo AB, B Shares	218,943	8,518,721
		115,273,433
Switzerland - 5.8%
ABB, Ltd.	209,022	19,467,516
Alcon, Inc.	66,717	5,783,586
Avolta AG (A)	11,127	731,481
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Banque Cantonale Vaudoise	3,792	$580,122
Barry Callebaut AG	470	883,397
Belimo Holding AG	1,306	1,301,665
BKW AG	2,666	523,866
Chocoladefabriken Lindt & Spruengli AG	13	2,141,424
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	131	2,162,763
Cie Financiere Richemont SA, A Shares	71,667	14,609,866
Coca-Cola HBC AG (A)	29,360	1,905,802
DSM-Firmenich AG	23,956	1,710,930
EMS-Chemie Holding AG	893	740,852
Galderma Group AG	20,612	3,889,690
Geberit AG	4,485	3,771,243
Givaudan SA	1,224	4,916,062
Glencore PLC (A)	1,353,762	9,781,790
Helvetia Baloise Holding AG	10,861	2,820,379
Holcim, Ltd. (A)	68,248	6,274,122
Julius Baer Group, Ltd.	28,104	2,389,681
Kuehne + Nagel International AG	6,327	1,472,149
Logitech International SA	20,392	1,870,829
Lonza Group AG	9,380	6,524,188
Nestle SA	343,194	37,497,514
Novartis AG	253,414	42,609,472
Partners Group Holding AG	3,086	3,429,321
Roche Holding AG	93,935	44,703,799
Roche Holding AG, Bearer Shares	3,971	1,968,267
Sandoz Group AG	55,717	4,908,233
Schindler Holding AG	2,674	974,798
Schindler Holding AG, Participation Certificates	5,761	2,193,394
SGS SA	21,762	2,749,094
Sika AG	20,362	4,205,832
Sonova Holding AG	6,733	1,755,329
STMicroelectronics NV	85,673	2,858,485
Straumann Holding AG	14,890	1,782,715
Swiss Life Holding AG	3,899	4,464,969
Swiss Prime Site AG	10,494	2,002,462
Swiss Re AG	40,273	7,089,627
Swisscom AG	3,405	3,193,889
The Swatch Group AG, Bearer Shares	3,836	981,408
UBS Group AG	424,519	17,638,697
VAT Group AG (C)	3,598	2,537,615
Zurich Insurance Group AG	19,721	14,876,036
		300,674,359
Taiwan - 7.0%
Accton Technology Corp.	70,430	3,099,292
Advantech Company, Ltd.	64,891	688,197
Airtac International Group	19,145	732,520
Alchip Technologies, Ltd.	11,076	1,212,427
ASE Technology Holding Company, Ltd.	459,949	5,542,189
Asia Cement Corp.	332,352	380,541
Asia Vital Components Company, Ltd.	45,561	2,505,237
ASPEED Technology, Inc.	4,030	1,243,912
Asustek Computer, Inc.	98,369	1,662,248
Bizlink Holding, Inc.	24,176	1,068,316
Caliway Biopharmaceuticals Company, Ltd. (A)	140,052	721,888
Catcher Technology Company, Ltd.	73,801	450,694
Cathay Financial Holding Company, Ltd.	1,335,280	3,386,257
Chailease Holding Company, Ltd.	213,492	707,210
Chang Hwa Commercial Bank, Ltd.	1,005,201	694,176
Cheng Shin Rubber Industry Company, Ltd.	242,614	242,973

The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
China Airlines, Ltd.	413,219	$276,142
China Steel Corp.	1,620,009	1,071,819
Chroma ATE, Inc.	49,391	2,146,235
Chunghwa Telecom Company, Ltd.	533,458	2,295,720
Compal Electronics, Inc.	580,216	582,082
CTBC Financial Holding Company, Ltd.	2,323,961	4,133,997
Delta Electronics, Inc.	270,337	12,190,528
E Ink Holdings, Inc.	118,097	699,007
E.Sun Financial Holding Company, Ltd.	2,004,697	2,248,181
Eclat Textile Company, Ltd.	26,542	357,341
Elite Material Company, Ltd.	41,394	3,170,063
eMemory Technology, Inc.	9,061	720,607
Eva Airways Corp.	381,149	461,481
Evergreen Marine Corp. Taiwan, Ltd.	148,769	933,636
Far Eastern New Century Corp.	452,558	416,282
Far EasTone Telecommunications Company, Ltd.	242,399	712,384
Feng TAY Enterprise Company, Ltd.	63,361	189,574
First Financial Holding Company, Ltd.	1,585,233	1,511,188
Formosa Chemicals & Fibre Corp.	489,186	790,918
Formosa Plastics Corp.	527,648	865,533
Fortune Electric Company, Ltd.	21,728	732,912
Fubon Financial Holding Company, Ltd.	1,179,481	3,537,468
Gigabyte Technology Company, Ltd.	73,536	557,216
Global Unichip Corp.	12,092	1,058,872
Globalwafers Company, Ltd.	36,268	522,339
Gold Circuit Electronics, Ltd.	44,330	1,151,568
Hon Hai Precision Industry Company, Ltd.	1,743,025	13,332,031
Hotai Motor Company, Ltd.	42,234	788,989
Hua Nan Financial Holdings Company, Ltd.	1,243,676	1,510,340
Innolux Corp.	1,052,386	893,101
International Games System Company, Ltd.	31,230	690,968
Inventec Corp.	372,993	546,348
Jentech Precision Industrial Company, Ltd.	12,084	1,178,390
KGI Financial Holding Company, Ltd.	2,269,374	1,585,607
King Slide Works Company, Ltd.	8,061	867,485
King Yuan Electronics Company, Ltd.	152,144	1,565,493
Largan Precision Company, Ltd.	14,099	1,130,023
Lite-On Technology Corp.	274,046	1,495,866
Lotes Company, Ltd.	12,084	678,709
MediaTek, Inc.	211,293	13,015,556
Mega Financial Holding Company, Ltd.	1,651,266	2,124,263
Nan Ya Plastics Corp.	712,653	2,067,600
Nien Made Enterprise Company, Ltd.	24,184	309,653
Novatek Microelectronics Corp.	79,746	995,757
Pegatron Corp.	282,649	661,558
PharmaEssentia Corp.	42,060	971,424
President Chain Store Corp.	76,613	548,689
Quanta Computer, Inc.	376,016	3,450,771
Realtek Semiconductor Corp.	67,318	1,030,298
SinoPac Financial Holdings Company, Ltd.	1,706,402	1,800,014
Taiwan Business Bank	1,005,895	527,062
Taiwan Cooperative Financial Holding Company, Ltd.	1,492,228	1,139,154
Taiwan High Speed Rail Corp.	258,177	223,438
Taiwan Mobile Company, Ltd.	243,364	836,526
Taiwan Semiconductor Manufacturing Company, Ltd.	3,413,219	212,978,587
TCC Group Holdings Company, Ltd.	946,000	796,579
Teco Electric & Machinery Company, Ltd.	164,244	428,830
The Shanghai Commercial & Savings Bank, Ltd.	531,464	678,967
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
TS Financial Holding Company, Ltd.	2,917,288	$2,374,866
Unimicron Technology Corp.	183,890	2,781,606
Uni-President Enterprises Corp.	668,236	1,545,062
United Microelectronics Corp.	1,562,284	3,232,140
Vanguard International Semiconductor Corp.	154,919	656,763
Wan Hai Lines, Ltd.	93,820	229,310
Wistron Corp.	418,448	1,787,662
Wiwynn Corp.	15,115	1,899,520
Yageo Corp.	229,628	2,150,974
Yang Ming Marine Transport Corp.	240,329	440,185
Yuanta Financial Holding Company, Ltd.	1,488,632	2,319,817
Zhen Ding Technology Holding, Ltd.	101,255	669,434
		358,606,585
Thailand - 0.4%
Advanced Info Service PCL, NVDR	152,691	1,865,839
Airports of Thailand PCL, NVDR	623,567	1,092,698
Bangkok Dusit Medical Services PCL, NVDR	1,600,955	1,114,855
Bumrungrad Hospital PCL, NVDR	85,379	583,638
Central Pattana PCL, NVDR	292,786	658,388
Charoen Pokphand Foods PCL, NVDR	572,772	386,540
CP ALL PCL, NVDR	784,040	1,305,387
CP AXTRA PCL, NVDR	288,472	155,933
Delta Electronics Thailand PCL, NVDR	455,969	4,083,574
Gulf Development PCL, NVDR (A)	654,909	1,305,718
Kasikornbank PCL, NVDR	88,165	569,934
Krung Thai Bank PCL, NVDR	521,456	574,221
Minor International PCL, NVDR	453,229	378,997
PTT Exploration & Production PCL, NVDR	199,192	881,067
PTT PCL, NVDR	1,472,910	1,752,972
SCB X PCL, NVDR	125,195	597,763
The Siam Cement PCL, NVDR	114,998	832,017
TMBThanachart Bank PCL, NVDR	3,633,900	275,706
True Corp. PCL, NVDR	1,510,200	703,807
		19,119,054
Turkey - 0.1%
Akbank TAS	413,086	849,371
Aselsan Elektronik Sanayi Ve Ticaret AS	182,115	1,335,699
BIM Birlesik Magazalar AS	60,201	916,926
Eregli Demir ve Celik Fabrikalari TAS	476,267	354,796
Ford Otomotiv Sanayi AS	89,033	235,281
Haci Omer Sabanci Holding AS	150,403	345,704
KOC Holding AS	100,144	455,564
Pegasus Hava Tasimaciligi AS (A)	1	4
Turk Hava Yollari AO	76,430	535,731
Turkcell Iletisim Hizmetleri AS	163,292	431,365
Turkiye Is Bankasi AS, Class C	1,173,394	452,599
Turkiye Petrol Rafinerileri AS	126,223	628,626
Yapi ve Kredi Bankasi AS (A)	440,491	435,077
		6,976,743
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	431,466	1,780,566
Abu Dhabi Islamic Bank PJSC	194,194	1,348,490
Abu Dhabi National Oil Company for Distribution PJSC	404,585	440,322
ADNOC Drilling Company PJSC	433,855	604,594
Adnoc Gas PLC	848,393	785,159
ADNOC Logistics & Services	253,212	377,495
Aldar Properties PJSC	522,610	1,536,701
Americana Restaurants International PLC	401,441	203,892
Dubai Electricity & Water Authority PJSC	822,556	672,155

The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Arab Emirates (continued)
Dubai Islamic Bank PJSC	385,977	$871,754
Emaar Development PJSC	136,356	718,316
Emaar Properties PJSC	899,217	3,968,617
Emirates NBD Bank PJSC	254,583	2,287,508
Emirates Telecommunications Group Company PJSC	470,808	2,600,412
First Abu Dhabi Bank PJSC	599,684	3,202,272
NMC Health PLC (A)(D)	5,577	0
Salik Company PJSC	243,845	425,069
Two Point Zero Group PJSC (A)	445,615	241,300
		22,064,622
United Kingdom - 8.5%
3i Group PLC	133,962	5,984,887
Admiral Group PLC	35,080	1,401,432
Anglo American PLC	150,720	7,519,828
AngloGold Ashanti PLC (Johannesburg Stock Exchange)	72,921	9,329,030
Ashtead Group PLC	56,975	4,080,948
Associated British Foods PLC	43,419	1,156,353
AstraZeneca PLC	208,844	43,947,735
Autotrader Group PLC (C)	111,034	735,486
Aviva PLC	423,883	3,906,275
BAE Systems PLC	404,837	11,560,371
Barclays PLC	1,888,362	11,461,853
Barratt Redrow PLC	182,202	892,037
BP PLC	2,112,133	13,689,640
British American Tobacco PLC	294,400	18,383,973
BT Group PLC	805,457	2,347,590
Bunzl PLC	43,760	1,291,179
Centrica PLC	636,601	1,707,206
Coca-Cola Europacific Partners PLC	29,114	3,215,059
Compass Group PLC	228,094	6,985,049
Diageo PLC	300,395	6,736,838
Endeavour Mining PLC	25,248	1,803,924
Entain PLC	83,314	645,514
GSK PLC	547,556	16,269,732
Haleon PLC	1,199,291	6,582,853
Halma PLC	51,077	2,874,091
Hikma Pharmaceuticals PLC	22,571	400,299
HSBC Holdings PLC	2,321,996	43,400,576
Imperial Brands PLC	102,894	4,608,518
Informa PLC	176,386	1,992,156
InterContinental Hotels Group PLC	18,773	2,579,790
InterContinental Hotels Group PLC, ADR	872	121,243
International Consolidated Airlines Group SA	173,310	980,155
Intertek Group PLC	21,012	1,338,890
J Sainsbury PLC	228,016	1,071,576
JD Sports Fashion PLC	339,527	374,033
Kingfisher PLC	234,495	1,179,520
Land Securities Group PLC	94,811	823,696
Legal & General Group PLC	789,261	2,882,984
Lloyds Banking Group PLC	7,987,549	10,911,154
London Stock Exchange Group PLC	63,071	7,514,518
M&G PLC	310,526	1,325,932
Marks & Spencer Group PLC	274,179	1,465,791
Melrose Industries PLC	171,900	1,308,032
National Grid PLC	667,625	12,489,057
NatWest Group PLC	1,081,249	8,977,005
Next PLC	15,541	2,832,193
Pearson PLC	78,023	1,004,105
Phoenix Group Holdings PLC	97,521	1,007,273
Reckitt Benckiser Group PLC	87,353	7,695,725
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
RELX PLC	245,439	$8,574,035
Rentokil Initial PLC	339,880	2,099,898
Rio Tinto PLC	152,026	15,061,215
Rolls-Royce Holdings PLC	1,134,426	20,399,398
Schroders PLC	102,027	803,404
Segro PLC	172,133	1,948,613
Severn Trent PLC	35,626	1,572,514
Shell PLC	779,627	32,653,108
Smith & Nephew PLC	107,933	1,992,453
Smiths Group PLC	44,536	1,646,517
Spirax Group PLC	10,024	1,068,132
SSE PLC	162,159	5,861,314
Standard Chartered PLC	262,376	6,472,153
Tesco PLC	873,066	5,651,836
The Sage Group PLC	127,248	1,400,207
Unilever PLC	293,417	21,560,949
United Utilities Group PLC	90,230	1,691,313
Vodafone Group PLC	2,587,510	3,984,338
Whitbread PLC	23,199	812,238
Wise PLC, Class A (A)	89,878	1,041,407
		439,088,146
United States - 0.3%
BeOne Medicines, Ltd., H Shares (A)	115,149	2,842,613
Brookfield Asset Management, Ltd., Class A (B)	58,042	2,710,088
Brookfield Renewable Corp. (B)	19,562	834,796
Legend Biotech Corp., ADR (A)	9,941	188,879
RB Global, Inc.	25,409	2,559,621
Restaurant Brands International, Inc.	43,052	3,088,647
Southern Copper Corp.	17,296	3,775,700
		16,000,344
TOTAL COMMON STOCKS (Cost $3,396,682,335)		$4,948,301,395
PREFERRED SECURITIES - 0.9%
Brazil - 0.4%
Axia Energia, Class B	39,300	512,552
Axia Energia, Class C (A)	54,830	631,462
Banco Bradesco SA	800,187	3,301,269
Cia Energetica de Minas Gerais	256,202	603,210
Gerdau SA	198,034	810,833
Itau Unibanco Holding SA	818,298	7,467,081
Itausa SA	884,248	2,461,371
Localiza Rent a Car SA (A)	4,644	44,216
Petroleo Brasileiro SA	696,800	5,345,781
		21,177,775
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares (A)	22,412	1,710,450
Colombia - 0.0%
Grupo Cibest SA	58,097	985,110
Germany - 0.2%
Bayerische Motoren Werke AG	7,033	733,962
Dr. Ing. h.c. F. Porsche AG (B)(C)	14,672	715,284
Henkel AG & Company KGaA	22,138	2,171,484
Porsche Automobil Holding SE	19,593	828,433
Sartorius AG	3,409	964,922
Volkswagen AG	26,715	3,176,431
		8,590,516
India - 0.0%
TVS Motor Company, Ltd., 6.000% (A)(D)	117,772	12,945
South Korea - 0.3%
Hyundai Motor Company	3,137	701,426

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
South Korea (continued)
Hyundai Motor Company, 2nd Preferred Shares	4,912	$1,104,608
Samsung Electronics Company, Ltd.	113,673	11,417,257
		13,223,291
TOTAL PREFERRED SECURITIES (Cost $31,335,857)		$45,700,087
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	100,920	32
YTL Corp. BHD (Expiration Date: 6-2-28; Strike Price: MYR 1.50) (A)	88,680	7,749
YTL Power International BHD (Expiration Date: 6-2-28; Strike Price: MYR 2.45) (A)	65,920	6,438
TOTAL WARRANTS (Cost $0)		$14,219
SHORT-TERM INVESTMENTS - 7.2%
U.S. Government - 1.6%
U.S. Treasury Bill 3.566%, 06/11/2026 *	$82,200,000	81,378,082
U.S. Government Agency - 4.4%
Federal Home Loan Bank Discount Note 3.480%, 03/02/2026 *	151,300,000	151,254,484
Federal National Mortgage Association Discount Note 3.420%, 03/02/2026 *	75,000,000	74,977,438
		226,231,922
Short-term funds - 1.2%
John Hancock Collateral Trust, 3.5447% (E)(F)	6,018,274	60,200,792
TOTAL SHORT-TERM INVESTMENTS (Cost $367,847,285)		$367,810,796
Total Investments (International Strategic Equity Allocation Fund) (Cost $3,795,865,477) - 104.3%		$5,361,826,497
Other assets and liabilities, net - (4.3%)		(219,415,659)
TOTAL NET ASSETS - 100.0%		$5,142,410,838
International Strategic Equity Allocation Fund (continued)
Currency Abbreviations
MYR	Malaysian Ringgit
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-26.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 2-28-26.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	148	Long	Mar 2026	$10,753,413	$10,863,940	$110,527
Mini MSCI EAFE Index Futures	538	Long	Mar 2026	80,463,674	85,141,189	4,677,515
Mini MSCI Emerging Markets Index Futures	542	Long	Mar 2026	40,553,901	43,460,270	2,906,369
S&P/TSX 60 Index Futures	44	Long	Mar 2026	12,238,239	12,718,889	480,650
						$8,175,061

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 97.6%
Communication services – 0.5%
Interactive media and services – 0.5%
Pinterest, Inc., Class A (A)	416,052	$7,126,971
Consumer discretionary – 6.3%
Broadline retail – 1.3%
eBay, Inc.	99,900	9,076,914
Global-e Online, Ltd. (A)	245,853	8,597,479
		17,674,393
Diversified consumer services – 0.2%
Duolingo, Inc. (A)	20,900	2,110,900
Hotels, restaurants and leisure – 0.8%
Aramark	247,146	10,343,060
Household durables – 1.2%
Installed Building Products, Inc.	20,816	6,822,652
PulteGroup, Inc.	64,880	8,901,536
		15,724,188
Specialty retail – 2.0%
Advance Auto Parts, Inc.	360,908	19,189,478
Burlington Stores, Inc. (A)	24,218	7,431,778
		26,621,256
Textiles, apparel and luxury goods – 0.8%
Ralph Lauren Corp.	29,000	10,515,400
		82,989,197
Consumer staples – 3.4%
Beverages – 0.8%
Keurig Dr. Pepper, Inc.	334,336	10,123,694
Food products – 1.4%
Lamb Weston Holdings, Inc.	387,619	18,679,360
Household products – 1.2%
Colgate-Palmolive Company	159,600	15,822,744
		44,625,798
Energy – 7.2%
Energy equipment and services – 2.4%
Baker Hughes Company	226,353	14,771,797
TechnipFMC PLC	125,334	8,310,898
Tidewater, Inc. (A)	104,983	8,337,750
		31,420,445
Oil, gas and consumable fuels – 4.8%
ARC Resources, Ltd.	351,300	6,515,810
Cenovus Energy, Inc.	294,100	6,561,371
Marathon Petroleum Corp.	40,970	8,120,664
Ovintiv, Inc.	154,442	7,813,221
Permian Resources Corp., Class A	515,668	9,431,568
Phillips 66	97,602	15,062,917
Viper Energy, Inc., Class A	211,590	9,847,399
		63,352,950
		94,773,395
Financials – 17.4%
Banks – 4.5%
Central BanCo, Inc.	72,023	1,739,355
Columbia Banking System, Inc.	189,438	5,389,511
Fifth Third Bancorp	250,086	12,371,754
KeyCorp	501,127	10,393,374
Popular, Inc.	99,029	13,404,565
Webster Financial Corp.	93,323	6,731,388
Western Alliance Bancorp	119,154	9,570,449
		59,600,396
Capital markets – 2.8%
Invesco, Ltd.	235,240	6,177,402
Lazard, Inc.	372,919	18,869,701
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Main Street Capital Corp. (B)	120,960	$6,870,528
StepStone Group, Inc., Class A	107,977	4,658,128
		36,575,759
Consumer finance – 0.4%
SLM Corp.	303,840	5,693,962
Financial services – 3.6%
Block, Inc. (A)	144,405	9,198,599
Corpay, Inc. (A)	61,959	20,142,871
Marqeta, Inc., Class A (A)	1,739,466	6,679,549
Voya Financial, Inc.	180,427	12,066,958
		48,087,977
Insurance – 5.6%
American International Group, Inc.	171,112	13,772,805
Assurant, Inc.	48,756	11,193,890
Horace Mann Educators Corp.	117,408	5,108,422
Lincoln National Corp.	191,946	6,583,748
RenaissanceRe Holdings, Ltd.	34,238	10,355,625
The Allstate Corp.	47,165	10,117,836
The Hanover Insurance Group, Inc.	52,106	9,411,907
Willis Towers Watson PLC	23,325	7,118,090
		73,662,323
Mortgage real estate investment trusts – 0.5%
Annaly Capital Management, Inc.	278,523	6,472,875
		230,093,292
Health care – 8.2%
Biotechnology – 0.4%
Alkermes PLC (A)	180,072	5,420,167
Health care equipment and supplies – 2.3%
The Cooper Companies, Inc. (A)	267,754	22,402,977
Zimmer Biomet Holdings, Inc.	71,948	7,082,561
		29,485,538
Health care providers and services – 3.4%
Centene Corp. (A)	184,001	8,257,965
Concentra Group Holdings Parent, Inc.	640,161	15,338,258
Molina Healthcare, Inc. (A)	36,852	5,677,051
RadNet, Inc. (A)	75,800	5,291,598
Select Medical Holdings Corp.	718,125	10,750,331
		45,315,203
Life sciences tools and services – 0.5%
Waters Corp. (A)	19,800	6,323,724
Pharmaceuticals – 1.6%
Perrigo Company PLC	701,127	9,268,899
Viatris, Inc.	820,813	12,254,738
		21,523,637
		108,068,269
Industrials – 19.4%
Aerospace and defense – 4.7%
Hexcel Corp.	207,066	19,192,948
L3Harris Technologies, Inc.	36,391	13,265,975
StandardAero, Inc. (A)	672,408	20,710,166
Textron, Inc.	83,369	8,224,352
		61,393,441
Construction and engineering – 1.4%
API Group Corp. (A)	417,841	18,577,211
Electrical equipment – 1.0%
Sensata Technologies Holding PLC	367,253	13,713,227
Ground transportation – 2.0%
CSX Corp.	248,600	10,612,734

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
Saia, Inc. (A)	37,296	$15,119,425
		25,732,159
Machinery – 6.0%
AGCO Corp.	81,306	11,098,269
Esab Corp.	155,512	19,620,949
Fortive Corp.	312,932	18,525,574
JBT Marel Corp.	48,018	7,394,772
The Middleby Corp. (A)	133,541	22,549,733
		79,189,297
Passenger airlines – 0.9%
Southwest Airlines Company	250,618	12,345,443
Professional services – 1.8%
First Advantage Corp. (A)	670,990	7,723,095
SS&C Technologies Holdings, Inc.	121,625	9,157,146
Verra Mobility Corp. (A)	396,815	6,630,779
		23,511,020
Trading companies and distributors – 1.6%
EquipmentShare.com, Inc., Class A (A)(B)	194,351	5,640,066
SiteOne Landscape Supply, Inc. (A)	50,435	7,206,657
W.W. Grainger, Inc.	7,082	8,106,978
		20,953,701
		255,415,499
Information technology – 14.8%
Communications equipment – 0.5%
Viasat, Inc. (A)	140,200	6,418,356
Electronic equipment, instruments and components – 6.1%
Belden, Inc.	77,241	11,068,635
CDW Corp.	55,500	6,806,520
Corning, Inc.	197,626	29,718,996
Keysight Technologies, Inc. (A)	58,082	17,850,341
Novanta, Inc. (A)	27,371	3,679,484
TE Connectivity PLC	48,545	11,172,632
		80,296,608
IT services – 0.4%
GoDaddy, Inc., Class A (A)	65,479	5,707,150
Semiconductors and semiconductor equipment – 3.3%
Entegris, Inc.	70,600	9,350,970
MKS, Inc.	54,883	13,416,698
Rambus, Inc. (A)	65,064	6,484,278
Teradyne, Inc.	40,566	12,982,337
Wolfspeed, Inc. (A)(B)	83,164	1,639,994
		43,874,277
Software – 2.1%
CCC Intelligent Solutions Holdings, Inc. (A)	1,059,027	6,174,127
DocuSign, Inc. (A)	148,545	6,694,923
Procore Technologies, Inc. (A)	141,500	7,788,160
Zscaler, Inc. (A)	47,800	7,026,122
		27,683,332
Technology hardware, storage and peripherals – 2.4%
Sandisk Corp. (A)	22,420	14,244,771
Western Digital Corp.	60,548	16,935,276
		31,180,047
		195,159,770
Materials – 5.5%
Chemicals – 1.4%
DuPont de Nemours, Inc.	144,981	7,254,849
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Westlake Corp.	107,500	$11,328,350
		18,583,199
Construction materials – 0.8%
Knife River Corp. (A)	116,251	10,344,014
Containers and packaging – 1.2%
International Paper Company	353,972	15,415,481
Metals and mining – 1.2%
Franco-Nevada Corp.	29,046	8,118,102
OR Royalties, Inc.	173,161	8,204,535
		16,322,637
Paper and forest products – 0.9%
Stora Enso OYJ, R Shares	842,265	11,425,038
		72,090,369
Real estate – 7.6%
Health care REITs – 1.4%
Healthcare Realty Trust, Inc.	463,321	8,548,272
Ventas, Inc.	109,129	9,402,555
		17,950,827
Industrial REITs – 0.7%
Rexford Industrial Realty, Inc.	262,867	9,849,626
Office REITs – 0.5%
Vornado Realty Trust	253,852	7,001,238
Real estate management and development – 0.8%
Colliers International Group, Inc.	11,600	1,377,268
Jones Lang LaSalle, Inc. (A)	27,328	8,623,350
		10,000,618
Residential REITs – 2.4%
Apartment Investment and Management Company, Class A	805,902	3,554,028
Equity Residential	186,019	11,758,261
Sun Communities, Inc.	120,509	16,444,658
		31,756,947
Retail REITs – 1.0%
Regency Centers Corp.	176,640	13,954,560
Specialized REITs – 0.8%
Digital Realty Trust, Inc.	58,865	10,430,878
		100,944,694
Utilities – 7.3%
Electric utilities – 2.4%
FirstEnergy Corp.	315,229	16,127,116
PG&E Corp.	799,627	15,192,913
		31,320,029
Gas utilities – 0.5%
National Fuel Gas Company	80,160	7,296,965
Multi-utilities – 4.4%
Ameren Corp.	158,747	17,982,860
CenterPoint Energy, Inc.	268,059	11,660,567
Consolidated Edison, Inc.	129,615	14,584,280
Dominion Energy, Inc.	210,232	13,274,048
		57,501,755
		96,118,749
TOTAL COMMON STOCKS (Cost $997,896,504)		$1,287,406,003
CONVERTIBLE BONDS - 0.2%
Information technology - 0.2%
Wolfspeed, Inc.
2.500%, 06/15/2031	$811,000	1,371,097

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Information technology (continued)
Wolfspeed, Inc. (continued)
2.500%, 06/15/2031 (C)	$981,000	$1,658,503
		3,029,600
TOTAL CONVERTIBLE BONDS (Cost $1,474,821)		$3,029,600
CORPORATE BONDS - 0.1%
Information technology - 0.1%
Wolfspeed, Inc. 12.000%, (7.000% Cash or 12.000% PIK), 06/15/2031	1,004,749	744,433
TOTAL CORPORATE BONDS (Cost $1,618,232)		$744,433
SHORT-TERM INVESTMENTS – 2.3%
Short-term funds – 2.3%
John Hancock Collateral Trust, 3.5447% (D)(E)	1,458,417	14,588,549
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.6191% (D)	4,904	4,904
T. Rowe Price Government Reserve Fund, 3.6582% (D)	16,478,280	16,478,280
TOTAL SHORT-TERM INVESTMENTS (Cost $31,071,280)		$31,071,733
Total Investments (Mid Value Fund) (Cost $1,032,060,837) – 100.2%		$1,322,251,769
Other assets and liabilities, net – (0.2%)		(3,015,745)
TOTAL NET ASSETS – 100.0%		$1,319,236,024
Security Abbreviations and Legend
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-26.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 2-28-26.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 96.4%
Communication services – 10.2%
Diversified telecommunication services – 0.9%
AT&T, Inc.	587,416	$16,453,522
Comcast Corp., Class A	301,134	9,323,109
Verizon Communications, Inc.	349,361	17,516,961
		43,293,592
Entertainment – 1.3%
Electronic Arts, Inc.	18,597	3,730,000
Live Nation Entertainment, Inc. (A)	13,084	2,121,440
Netflix, Inc. (A)	351,087	33,788,613
Take-Two Interactive Software, Inc. (A)	14,392	3,043,620
The Walt Disney Company	147,921	15,685,543
TKO Group Holdings, Inc.	5,493	1,229,718
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Warner Brothers Discovery, Inc. (A)	205,319	$5,783,836
		65,382,770
Interactive media and services – 7.7%
Alphabet, Inc., Class A	482,059	150,286,714
Alphabet, Inc., Class C	385,284	119,988,996
Match Group, Inc.	19,561	618,128
Meta Platforms, Inc., Class A	180,452	116,965,377
		387,859,215
Media – 0.1%
Charter Communications, Inc., Class A (A)	7,292	1,710,922
Fox Corp., Class A	17,266	972,766
Fox Corp., Class B	12,301	636,331
News Corp., Class A	31,040	753,962
News Corp., Class B	10,224	273,799
Omnicom Group, Inc.	26,427	2,253,959
Paramount Skydance Corp., Class B (B)	25,753	347,923
The Trade Desk, Inc., Class A (A)	36,479	868,930
		7,818,592
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	39,850	8,651,037
		513,005,206
Consumer discretionary – 9.2%
Automobile components – 0.0%
Aptiv PLC (A)	17,180	1,263,417
Automobiles – 2.0%
Ford Motor Company	311,225	4,385,160
General Motors Company	74,183	5,838,944
Tesla, Inc. (A)	223,445	89,938,847
		100,162,951
Broadline retail – 3.3%
Amazon.com, Inc. (A)	773,572	162,450,120
eBay, Inc.	35,941	3,265,599
		165,715,719
Distributors – 0.0%
Genuine Parts Company	11,062	1,319,254
Pool Corp.	2,607	592,258
		1,911,512
Hotels, restaurants and leisure – 1.7%
Airbnb, Inc., Class A (A)	33,817	4,569,015
Booking Holdings, Inc.	2,563	10,865,454
Carnival Corp.	86,340	2,724,027
Chipotle Mexican Grill, Inc. (A)	105,145	3,913,497
Darden Restaurants, Inc.	9,249	1,977,899
Domino's Pizza, Inc.	2,472	995,005
DoorDash, Inc., Class A (A)	29,726	5,245,747
Expedia Group, Inc.	9,305	2,006,995
Hilton Worldwide Holdings, Inc.	18,483	5,762,630
Las Vegas Sands Corp.	24,198	1,372,511
Marriott International, Inc., Class A	17,711	6,052,380
McDonald's Corp.	56,630	19,314,228
MGM Resorts International (A)	16,314	601,334
Norwegian Cruise Line Holdings, Ltd. (A)	36,203	897,472
Royal Caribbean Cruises, Ltd.	20,168	6,271,441
Starbucks Corp.	90,407	8,861,694
Wynn Resorts, Ltd.	6,713	726,279
Yum! Brands, Inc.	22,079	3,712,805
		85,870,413
Household durables – 0.3%
D.R. Horton, Inc.	21,776	3,492,653
Garmin, Ltd.	13,001	3,287,043

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Hamilton Beach Brands Holding Company, Class B	294	$5,598
Lennar Corp., Class A	17,159	1,962,303
NVR, Inc. (A)	226	1,699,021
PulteGroup, Inc.	15,500	2,126,600
		12,573,218
Leisure products – 0.0%
Hasbro, Inc.	10,599	1,055,554
Specialty retail – 1.7%
AutoZone, Inc. (A)	1,323	4,968,632
Best Buy Company, Inc.	15,540	963,014
Carvana Company (A)	11,245	3,757,629
Lowe's Companies, Inc.	44,596	11,798,764
O'Reilly Automotive, Inc. (A)	67,120	6,301,226
Ross Stores, Inc.	25,861	5,318,056
The Home Depot, Inc.	79,152	30,134,749
The TJX Companies, Inc.	88,501	14,307,072
Tractor Supply Company	42,016	2,178,109
Ulta Beauty, Inc. (A)	3,566	2,441,961
Williams-Sonoma, Inc.	9,684	1,991,515
		84,160,727
Textiles, apparel and luxury goods – 0.2%
Deckers Outdoor Corp. (A)	11,590	1,359,159
Lululemon Athletica, Inc. (A)	8,582	1,589,129
NIKE, Inc., Class B	94,572	5,880,487
Ralph Lauren Corp.	3,082	1,117,533
Tapestry, Inc.	16,274	2,530,119
		12,476,427
		465,189,938
Consumer staples – 5.4%
Beverages – 1.2%
Brown-Forman Corp., Class B	14,947	431,370
Constellation Brands, Inc., Class A	11,961	1,888,163
Keurig Dr. Pepper, Inc.	115,265	3,490,224
Molson Coors Beverage Company, Class B	14,366	703,790
Monster Beverage Corp. (A)	60,515	5,161,930
PepsiCo, Inc.	116,013	19,692,047
The Coca-Cola Company	328,477	26,790,584
		58,158,108
Consumer staples distribution and retail – 2.0%
Costco Wholesale Corp.	37,602	38,007,726
Dollar General Corp.	18,674	2,917,626
Dollar Tree, Inc. (A)	16,096	2,035,822
Sysco Corp.	40,630	3,703,831
Target Corp.	38,552	4,386,832
The Kroger Company	51,730	3,530,055
Walmart, Inc.	372,054	47,604,309
		102,186,201
Food products – 0.5%
Archer-Daniels-Midland Company	40,770	2,814,761
Bunge Global SA	11,486	1,385,786
Conagra Brands, Inc.	40,577	781,107
General Mills, Inc.	45,258	2,047,019
Hormel Foods Corp.	24,736	633,242
Lamb Weston Holdings, Inc.	11,821	569,654
McCormick & Company, Inc.	21,487	1,526,436
Mondelez International, Inc., Class A	109,478	6,741,655
The Campbell's Company	16,678	449,472
The Hershey Company	12,572	2,970,512
The J.M. Smucker Company	9,052	1,049,579
The Kraft Heinz Company	72,310	1,779,549
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Tyson Foods, Inc., Class A	24,012	$1,560,540
		24,309,312
Household products – 0.9%
Church & Dwight Company, Inc.	20,374	2,136,418
Colgate-Palmolive Company	68,392	6,780,383
Kimberly-Clark Corp.	28,155	3,137,593
The Clorox Company	10,349	1,315,979
The Procter & Gamble Company	198,261	33,149,239
		46,519,612
Personal care products – 0.1%
Kenvue, Inc.	162,554	3,108,032
The Estee Lauder Companies, Inc., Class A	20,860	2,283,544
		5,391,576
Tobacco – 0.7%
Altria Group, Inc.	142,422	9,832,815
Philip Morris International, Inc.	132,074	24,675,385
		34,508,200
		271,073,009
Energy – 3.7%
Energy equipment and services – 0.3%
Baker Hughes Company	89,088	5,813,883
Halliburton Company	75,991	2,735,676
SLB, Ltd.	134,884	6,924,945
		15,474,504
Oil, gas and consumable fuels – 3.4%
APA Corp.	32,014	972,265
Chevron Corp.	170,883	31,914,109
ConocoPhillips	111,565	12,658,165
Coterra Energy, Inc.	68,744	2,102,879
Devon Energy Corp.	56,637	2,465,409
Diamondback Energy, Inc.	16,817	2,927,503
EOG Resources, Inc.	48,988	6,078,431
EQT Corp.	56,350	3,461,017
Expand Energy Corp.	21,504	2,320,712
Exxon Mobil Corp.	380,751	58,064,528
Kinder Morgan, Inc.	176,765	5,880,972
Marathon Petroleum Corp.	27,141	5,379,618
Occidental Petroleum Corp.	64,939	3,446,962
ONEOK, Inc.	56,815	4,702,578
Phillips 66	36,378	5,614,217
Targa Resources Corp.	19,380	4,569,804
Texas Pacific Land Corp.	5,228	2,740,988
The Williams Companies, Inc.	110,256	8,238,328
Valero Energy Corp.	27,538	5,635,376
		169,173,861
		184,648,365
Financials – 11.7%
Banks – 3.2%
Bank of America Corp.	538,885	26,852,640
Citigroup, Inc.	143,525	15,815,020
Citizens Financial Group, Inc.	34,448	2,073,425
Fifth Third Bancorp	72,141	3,568,815
Huntington Bancshares, Inc.	163,099	2,740,063
JPMorgan Chase & Co.	218,358	65,572,907
KeyCorp	74,520	1,545,545
M&T Bank Corp.	12,328	2,674,929
Regions Financial Corp.	70,333	1,957,367
The PNC Financial Services Group, Inc.	31,457	6,679,894
Truist Financial Corp.	102,608	5,059,600
U.S. Bancorp	124,681	6,815,063

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Company	251,792	$20,508,458
		161,863,726
Capital markets – 3.0%
Ameriprise Financial, Inc.	7,452	3,503,334
Ares Management Corp., Class A	16,525	1,850,965
BlackRock, Inc.	11,574	12,305,824
Cboe Global Markets, Inc.	8,395	2,516,149
CME Group, Inc.	28,924	9,241,218
Coinbase Global, Inc., Class A (A)	18,302	3,218,407
FactSet Research Systems, Inc.	3,005	651,514
Franklin Resources, Inc.	24,665	654,609
Interactive Brokers Group, Inc., Class A	35,726	2,543,334
Intercontinental Exchange, Inc.	45,736	7,506,650
Invesco, Ltd.	35,707	937,666
KKR & Company, Inc.	55,052	4,826,959
Moody's Corp.	12,306	5,877,223
Morgan Stanley	96,885	16,132,321
MSCI, Inc.	6,027	3,446,419
Nasdaq, Inc.	36,180	3,168,644
Northern Trust Corp.	15,169	2,170,532
Raymond James Financial, Inc.	14,144	2,165,164
Robinhood Markets, Inc., Class A (A)	63,074	4,784,163
S&P Global, Inc.	24,866	10,987,788
State Street Corp.	22,404	2,881,602
T. Rowe Price Group, Inc.	17,502	1,656,214
The Bank of New York Mellon Corp.	55,935	6,661,859
The Blackstone Group, Inc.	59,231	6,715,018
The Charles Schwab Corp.	133,979	12,754,801
The Goldman Sachs Group, Inc.	24,058	20,679,535
		149,837,912
Consumer finance – 0.5%
American Express Company	43,098	13,312,972
Capital One Financial Corp.	50,994	9,976,466
Synchrony Financial	28,893	1,996,795
		25,286,233
Financial services – 3.4%
Apollo Global Management, Inc.	37,245	3,895,827
Berkshire Hathaway, Inc., Class B (A)	147,087	74,271,581
Block, Inc. (A)	43,930	2,798,341
Corpay, Inc. (A)	5,611	1,824,136
Fidelity National Information Services, Inc.	41,539	2,116,827
Fiserv, Inc. (A)	43,140	2,687,191
Global Payments, Inc.	18,988	1,451,822
Jack Henry & Associates, Inc.	5,807	943,405
Mastercard, Inc., Class A	65,770	34,016,902
PayPal Holdings, Inc.	75,055	3,468,292
Visa, Inc., Class A	135,368	43,336,712
		170,811,036
Insurance – 1.6%
Aflac, Inc.	37,838	4,273,045
American International Group, Inc.	43,278	3,483,446
Aon PLC, Class A	17,240	5,783,503
Arch Capital Group, Ltd. (A)	28,965	2,900,845
Arthur J. Gallagher & Company	20,600	4,700,920
Assurant, Inc.	4,017	922,263
Brown & Brown, Inc.	23,552	1,691,505
Chubb, Ltd.	29,357	10,006,627
Cincinnati Financial Corp.	12,514	2,052,046
Erie Indemnity Company, Class A	2,038	549,119
Everest Group, Ltd.	3,368	1,129,930
Globe Life, Inc.	6,385	927,485
Loews Corp.	13,593	1,495,502
Marsh & McLennan Companies, Inc.	39,295	7,337,948
MetLife, Inc.	44,395	3,199,548
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Principal Financial Group, Inc.	16,039	$1,530,441
Prudential Financial, Inc.	28,078	2,762,314
The Allstate Corp.	20,991	4,502,989
The Hartford Insurance Group, Inc.	22,354	3,148,114
The Progressive Corp.	47,035	10,049,498
The Travelers Companies, Inc.	17,893	5,522,496
W.R. Berkley Corp.	24,080	1,726,536
Willis Towers Watson PLC	7,680	2,343,706
		82,039,826
		589,838,733
Health care – 9.5%
Biotechnology – 1.8%
AbbVie, Inc.	145,564	33,782,493
Amgen, Inc.	44,350	17,214,896
Biogen, Inc. (A)	12,084	2,317,953
Gilead Sciences, Inc.	102,186	15,220,605
Incyte Corp. (A)	13,585	1,375,753
Moderna, Inc. (A)	28,638	1,534,138
Regeneron Pharmaceuticals, Inc.	8,300	6,487,861
Vertex Pharmaceuticals, Inc. (A)	20,897	10,382,257
		88,315,956
Health care equipment and supplies – 1.9%
Abbott Laboratories	143,214	16,662,949
ABIOMED, Inc. (A)(C)	6,547	101,609
Align Technology, Inc. (A)	5,496	1,044,790
Baxter International, Inc. (B)	42,332	862,303
Becton, Dickinson and Company	23,608	4,166,340
Boston Scientific Corp. (A)	122,094	9,382,924
DexCom, Inc. (A)	32,124	2,358,865
Edwards Lifesciences Corp. (A)	47,794	4,132,747
GE HealthCare Technologies, Inc.	37,517	3,161,558
Hologic, Inc. (A)	18,332	1,381,500
IDEXX Laboratories, Inc. (A)	6,577	4,319,313
Insulet Corp. (A)	5,793	1,428,612
Intuitive Surgical, Inc. (A)	29,197	14,700,981
Medtronic PLC	105,637	10,316,509
ResMed, Inc.	12,023	3,081,014
Solventum Corp. (A)	12,145	901,159
STERIS PLC	8,083	2,039,745
Stryker Corp.	28,347	10,983,329
The Cooper Companies, Inc. (A)	16,371	1,369,762
Zimmer Biomet Holdings, Inc.	16,326	1,607,131
		94,003,140
Health care providers and services – 1.6%
Cardinal Health, Inc.	19,569	4,485,802
Cencora, Inc.	15,968	5,942,332
Centene Corp. (A)	38,456	1,725,905
CVS Health Corp.	104,553	8,353,785
DaVita, Inc. (A)	2,907	454,364
Elevance Health, Inc.	18,304	5,857,280
HCA Healthcare, Inc.	13,156	6,968,733
Henry Schein, Inc. (A)	8,244	679,223
Humana, Inc.	9,906	1,887,489
Labcorp Holdings, Inc.	6,827	1,973,822
McKesson Corp.	10,166	10,037,603
Molina Healthcare, Inc. (A)	4,232	651,940
Quest Diagnostics, Inc.	9,162	1,941,519
The Cigna Group	22,001	6,376,330
UnitedHealth Group, Inc.	74,606	21,879,702
Universal Health Services, Inc., Class B	4,550	937,755
		80,153,584
Life sciences tools and services – 0.8%
Agilent Technologies, Inc.	23,348	2,833,980

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Bio-Techne Corp.	12,833	$757,147
Charles River Laboratories International, Inc. (A)	4,053	723,420
Danaher Corp.	51,778	10,906,518
IQVIA Holdings, Inc. (A)	14,026	2,507,989
Mettler-Toledo International, Inc. (A)	1,683	2,300,139
Revvity, Inc.	9,341	918,314
Thermo Fisher Scientific, Inc.	30,943	16,124,707
Waters Corp. (A)	8,098	2,586,339
West Pharmaceutical Services, Inc.	5,925	1,506,965
		41,165,518
Pharmaceuticals – 3.4%
Bristol-Myers Squibb Company	167,665	10,457,266
Eli Lilly & Company	65,405	68,805,406
Johnson & Johnson	198,433	49,296,710
Merck & Company, Inc.	204,424	25,311,780
Pfizer, Inc.	468,291	12,948,246
Viatris, Inc.	94,861	1,416,275
Zoetis, Inc.	36,295	4,758,275
		172,993,958
		476,632,156
Industrials – 9.0%
Aerospace and defense – 2.4%
Axon Enterprise, Inc. (A)	6,580	3,568,992
General Dynamics Corp.	21,141	7,548,394
General Electric Company	87,960	30,105,190
Howmet Aerospace, Inc.	33,529	8,802,368
Huntington Ingalls Industries, Inc.	3,272	1,454,469
L3Harris Technologies, Inc.	15,598	5,686,095
Lockheed Martin Corp.	16,980	11,174,198
Northrop Grumman Corp.	11,187	8,103,639
RTX Corp.	111,805	22,653,929
Textron, Inc.	14,696	1,449,760
The Boeing Company (A)	65,297	14,857,026
TransDigm Group, Inc.	4,696	6,117,902
		121,521,962
Air freight and logistics – 0.3%
CH Robinson Worldwide, Inc.	9,852	1,825,083
Expeditors International of Washington, Inc.	11,175	1,620,710
FedEx Corp.	18,102	7,005,474
United Parcel Service, Inc., Class B	61,623	7,145,803
		17,597,070
Building products – 0.5%
A.O. Smith Corp.	9,452	737,256
Allegion PLC	7,176	1,156,412
Builders FirstSource, Inc. (A)	9,222	961,762
Carrier Global Corp.	66,017	4,251,495
Johnson Controls International PLC	50,960	7,353,528
Lennox International, Inc.	2,661	1,516,610
Masco Corp.	17,316	1,240,172
Trane Technologies PLC	18,490	8,548,297
		25,765,532
Commercial services and supplies – 0.5%
Cintas Corp.	28,483	5,728,786
Copart, Inc. (A)	74,252	2,828,259
Republic Services, Inc.	16,779	3,842,391
Rollins, Inc.	24,478	1,490,465
Veralto Corp.	20,705	2,017,288
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Waste Management, Inc.	30,907	$7,443,642
		23,350,831
Construction and engineering – 0.3%
Comfort Systems USA, Inc.	2,935	4,195,201
EMCOR Group, Inc.	3,733	2,705,006
Quanta Services, Inc.	12,435	7,001,900
		13,902,107
Electrical equipment – 1.0%
AMETEK, Inc.	19,195	4,591,828
Eaton Corp. PLC	32,388	12,175,297
Emerson Electric Company	46,846	7,062,035
GE Vernova, Inc.	22,625	19,765,200
Generac Holdings, Inc. (A)	4,894	1,102,961
Hubbell, Inc.	4,432	2,267,544
Rockwell Automation, Inc.	9,362	3,814,547
		50,779,412
Ground transportation – 0.9%
CSX Corp.	155,280	6,628,903
JB Hunt Transport Services, Inc.	6,273	1,464,181
Norfolk Southern Corp.	18,712	5,889,415
Old Dominion Freight Line, Inc.	15,343	3,115,396
Uber Technologies, Inc. (A)	173,272	13,068,174
Union Pacific Corp.	49,464	13,106,971
		43,273,040
Industrial conglomerates – 0.4%
3M Company	44,298	7,323,345
Honeywell International, Inc.	52,943	12,896,385
		20,219,730
Machinery – 1.9%
Caterpillar, Inc.	39,024	28,988,198
Cummins, Inc.	11,511	6,720,928
Deere & Company	20,965	13,201,870
Dover Corp.	11,438	2,579,269
Fortive Corp.	26,482	1,567,734
IDEX Corp.	6,241	1,307,302
Illinois Tool Works, Inc.	22,012	6,397,348
Ingersoll Rand, Inc.	29,982	2,822,505
Nordson Corp.	4,451	1,306,101
Otis Worldwide Corp.	32,496	3,007,830
PACCAR, Inc.	43,795	5,522,112
Parker-Hannifin Corp.	10,523	10,619,601
Pentair PLC	13,645	1,353,448
Snap-on, Inc.	4,337	1,670,699
Stanley Black & Decker, Inc.	12,918	1,117,278
Wabtec Corp.	14,257	3,763,135
Xylem, Inc.	20,305	2,630,716
		94,576,074
Passenger airlines – 0.2%
Delta Air Lines, Inc.	54,088	3,553,582
Southwest Airlines Company	43,122	2,124,190
United Airlines Holdings, Inc. (A)	26,999	2,869,994
		8,547,766
Professional services – 0.4%
Automatic Data Processing, Inc.	33,725	7,229,291
Broadridge Financial Solutions, Inc.	9,734	1,809,259
Equifax, Inc.	10,206	2,132,646
Jacobs Solutions, Inc.	9,967	1,374,051
Leidos Holdings, Inc.	10,661	1,866,741
Paychex, Inc.	27,011	2,529,580
Paycom Software, Inc.	4,075	512,757

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Verisk Analytics, Inc.	11,623	$2,412,586
		19,866,911
Trading companies and distributors – 0.2%
Fastenal Company	95,727	4,407,271
United Rentals, Inc.	5,306	4,457,040
W.W. Grainger, Inc.	3,648	4,175,975
		13,040,286
		452,440,721
Information technology – 31.2%
Communications equipment – 1.0%
Arista Networks, Inc. (A)	84,954	11,341,359
Ciena Corp. (A)	11,605	4,046,664
Cisco Systems, Inc.	324,202	25,761,091
F5, Inc. (A)	4,746	1,287,875
Motorola Solutions, Inc.	13,702	6,607,927
		49,044,916
Electronic equipment, instruments and components – 0.8%
Amphenol Corp., Class A	100,703	14,708,680
CDW Corp.	10,713	1,313,842
Corning, Inc.	64,185	9,652,140
Jabil, Inc.	8,790	2,329,262
Keysight Technologies, Inc. (A)	14,138	4,345,032
TE Connectivity PLC	24,203	5,570,320
Teledyne Technologies, Inc. (A)	3,863	2,631,089
Zebra Technologies Corp., Class A (A)	4,168	933,465
		41,483,830
IT services – 0.7%
Accenture PLC, Class A	51,019	10,648,686
Akamai Technologies, Inc. (A)	11,833	1,164,249
Cognizant Technology Solutions Corp., Class A	39,703	2,558,064
EPAM Systems, Inc. (A)	4,545	640,845
Gartner, Inc. (A)	5,929	932,039
GoDaddy, Inc., Class A (A)	11,117	968,958
IBM Corp.	76,900	18,472,149
VeriSign, Inc.	6,864	1,564,580
		36,949,570
Semiconductors and semiconductor equipment – 13.8%
Advanced Micro Devices, Inc. (A)	133,938	26,815,727
Analog Devices, Inc.	40,473	14,399,889
Applied Materials, Inc.	65,539	24,400,170
Broadcom, Inc.	388,505	124,146,773
First Solar, Inc. (A)	8,828	1,740,882
Intel Corp. (A)	368,878	16,824,526
KLA Corp.	10,809	16,478,861
Lam Research Corp.	103,332	24,168,321
Microchip Technology, Inc.	44,462	3,318,644
Micron Technology, Inc.	92,344	38,079,895
Monolithic Power Systems, Inc.	3,941	4,503,538
NVIDIA Corp.	1,999,142	354,227,971
NXP Semiconductors NV	20,705	4,700,242
ON Semiconductor Corp. (A)	33,101	2,200,554
Qnity Electronics, Inc.	17,231	2,184,202
Qualcomm, Inc.	88,111	12,543,482
Skyworks Solutions, Inc.	12,229	728,604
Teradyne, Inc.	12,884	4,123,267
Texas Instruments, Inc.	74,752	15,855,647
		691,441,195
Software – 7.8%
Adobe, Inc. (A)	34,438	9,036,876
AppLovin Corp., Class A (A)	22,269	9,681,893
Autodesk, Inc. (A)	17,524	4,308,626
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Cadence Design Systems, Inc. (A)	22,394	$6,749,552
Crowdstrike Holdings, Inc., Class A (A)	20,646	7,679,899
Datadog, Inc., Class A (A)	26,775	2,997,729
Fair Isaac Corp. (A)	1,951	2,749,661
Fortinet, Inc. (A)	52,000	4,109,560
Gen Digital, Inc.	46,170	1,042,057
Intuit, Inc.	22,937	9,381,921
Microsoft Corp.	611,456	240,143,229
Oracle Corp.	138,373	20,119,434
Palantir Technologies, Inc., Class A (A)	187,929	25,781,980
Palo Alto Networks, Inc. (A)	65,409	9,740,708
PTC, Inc. (A)	9,856	1,543,351
Roper Technologies, Inc.	8,856	3,097,209
Salesforce, Inc.	78,319	15,255,758
ServiceNow, Inc. (A)	85,345	9,218,113
Synopsys, Inc. (A)	15,281	6,326,334
Trimble, Inc. (A)	19,574	1,308,913
Tyler Technologies, Inc. (A)	3,540	1,255,603
Workday, Inc., Class A (A)	17,851	2,387,750
		393,916,156
Technology hardware, storage and peripherals – 7.1%
Apple, Inc.	1,215,638	321,147,247
Dell Technologies, Inc., Class C	24,794	3,671,496
Hewlett Packard Enterprise Company	108,540	2,330,354
HP, Inc.	76,889	1,460,122
NetApp, Inc.	16,423	1,626,370
Sandisk Corp. (A)	12,143	7,715,176
Seagate Technology Holdings PLC	17,924	7,310,124
Super Micro Computer, Inc. (A)	41,250	1,336,088
Western Digital Corp.	28,127	7,867,122
		354,464,099
		1,567,299,766
Materials – 2.3%
Chemicals – 1.2%
Air Products & Chemicals, Inc.	20,491	5,648,754
Albemarle Corp.	10,838	1,936,425
CF Industries Holdings, Inc.	14,361	1,429,494
Corteva, Inc.	62,214	4,984,586
Dow, Inc.	65,434	2,010,787
DuPont de Nemours, Inc.	38,572	1,930,143
Ecolab, Inc.	23,470	7,236,975
International Flavors & Fragrances, Inc.	23,579	1,938,901
Linde PLC	42,992	21,843,375
LyondellBasell Industries NV, Class A	23,711	1,363,857
PPG Industries, Inc.	20,661	2,546,881
The Mosaic Company	29,234	813,875
The Sherwin-Williams Company	21,226	7,696,335
		61,380,388
Construction materials – 0.3%
CRH PLC	61,715	7,404,566
Martin Marietta Materials, Inc.	5,553	3,756,993
Vulcan Materials Company	12,166	3,771,460
		14,933,019
Containers and packaging – 0.2%
Amcor PLC	42,511	2,058,808
Avery Dennison Corp.	7,117	1,397,423
Ball Corp.	24,673	1,656,298
International Paper Company	48,622	2,117,488
Packaging Corp. of America	8,230	1,910,512
Smurfit WestRock PLC	48,082	2,260,335
		11,400,864
Metals and mining – 0.6%
Freeport-McMoRan, Inc.	132,207	9,000,653

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Newmont Corp.	100,472	$13,061,360
Nucor Corp.	21,071	3,727,038
Steel Dynamics, Inc.	12,639	2,440,970
		28,230,021
		115,944,292
Real estate – 1.8%
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	12,124	655,181
Healthpeak Properties, Inc.	54,158	957,513
Ventas, Inc.	36,608	3,154,145
Welltower, Inc.	53,485	11,077,813
		15,844,652
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	49,855	976,659
Industrial REITs – 0.2%
Prologis, Inc.	72,384	10,319,787
Office REITs – 0.0%
BXP, Inc.	11,485	661,306
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	22,844	3,373,145
CoStar Group, Inc. (A)	33,027	1,473,995
		4,847,140
Residential REITs – 0.2%
AvalonBay Communities, Inc.	11,020	1,953,075
Camden Property Trust	8,292	898,355
Equity Residential	26,983	1,705,595
Essex Property Trust, Inc.	5,019	1,280,397
Invitation Homes, Inc.	43,947	1,157,564
Mid-America Apartment Communities, Inc.	9,125	1,221,473
UDR, Inc.	23,429	878,588
		9,095,047
Retail REITs – 0.3%
Federal Realty Investment Trust	6,117	665,346
Kimco Realty Corp.	52,778	1,242,922
Realty Income Corp.	71,690	4,803,230
Regency Centers Corp.	12,829	1,013,491
Simon Property Group, Inc.	25,440	5,185,944
		12,910,933
Specialized REITs – 0.7%
American Tower Corp.	36,483	6,999,628
Crown Castle, Inc.	33,936	3,038,629
Digital Realty Trust, Inc.	25,164	4,459,061
Equinix, Inc.	7,651	7,454,063
Extra Space Storage, Inc.	16,540	2,498,036
Iron Mountain, Inc.	23,035	2,495,382
Public Storage	12,305	3,778,373
SBA Communications Corp.	8,303	1,670,231
VICI Properties, Inc.	83,311	2,516,825
Weyerhaeuser Company	56,174	1,377,948
		36,288,176
		90,943,700
Utilities – 2.4%
Electric utilities – 1.6%
Alliant Energy Corp.	21,092	1,525,795
American Electric Power Company, Inc.	43,912	5,876,304
Constellation Energy Corp.	25,619	8,451,196
Duke Energy Corp.	63,795	8,347,576
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Edison International	31,568	$2,359,392
Entergy Corp.	36,639	3,924,403
Evergy, Inc.	18,886	1,580,003
Eversource Energy	30,777	2,345,515
Exelon Corp.	82,874	4,099,777
FirstEnergy Corp.	42,650	2,181,974
NextEra Energy, Inc.	170,848	16,020,417
NRG Energy, Inc.	15,722	2,813,609
PG&E Corp.	180,300	3,425,700
Pinnacle West Capital Corp.	9,817	984,645
PPL Corp.	60,679	2,365,267
The Southern Company	90,328	8,796,141
Xcel Energy, Inc.	48,526	4,045,127
		79,142,841
Gas utilities – 0.1%
Atmos Energy Corp.	13,169	2,459,838
Independent power and renewable electricity producers – 0.1%
The AES Corp.	58,424	1,009,567
Vistra Corp.	26,129	4,543,572
		5,553,139
Multi-utilities – 0.6%
Ameren Corp.	22,188	2,513,457
CenterPoint Energy, Inc.	53,551	2,329,469
CMS Energy Corp.	24,964	1,948,939
Consolidated Edison, Inc.	29,609	3,331,605
Dominion Energy, Inc.	70,041	4,422,389
DTE Energy Company	17,039	2,525,861
NiSource, Inc.	39,146	1,851,606
Public Service Enterprise Group, Inc.	40,949	3,524,480
Sempra	53,541	5,154,392
WEC Energy Group, Inc.	26,686	3,121,195
		30,723,393
Water utilities – 0.0%
American Water Works Company, Inc.	16,008	2,177,568
		120,056,779
TOTAL COMMON STOCKS (Cost $3,167,619,034)		$4,847,072,665
SHORT-TERM INVESTMENTS – 3.4%
Short-term funds – 3.4%
John Hancock Collateral Trust, 3.5447% (D)(E)	16,966,813	169,719,027
TOTAL SHORT-TERM INVESTMENTS (Cost $169,708,123)		$169,719,027
Total Investments (U.S. Sector Rotation Fund) (Cost $3,337,327,157) – 99.8%		$5,016,791,692
Other assets and liabilities, net – 0.2%		10,582,844
TOTAL NET ASSETS – 100.0%		$5,027,374,536
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 2-28-26.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 2-28-26.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,206,350.

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	544	Long	Mar 2026	$188,756,713	$187,380,800	$(1,375,913)
						$(1,375,913)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II
Portfolio of Investments — February 28, 2026 (unaudited) (showing percentage of total net assets)

The following funds had the following sector composition as a percentage of net assets on 2-28-26:
International Strategic Equity Allocation Fund
Financials	23.4%
Information technology	16.1%
Industrials	14.7%
Consumer discretionary	8.6%
Materials	7.4%
Health care	7.4%
Consumer staples	5.7%
Communication services	4.7%
Energy	4.5%
Utilities	3.1%
Real estate	1.5%
Short-term investments and other	2.9%
TOTAL	100.0%
The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II
Statements of assets and liabilities — February 28, 2026 (unaudited)

Assets	Capital Appreciation Value Fund	Core Bond Fund	International Strategic Equity Allocation Fund	Mid Value Fund
Unaffiliated investments, at value (including securities loaned)	$1,083,094,523	$1,834,936,757	$5,301,625,705	$1,307,663,220
Affiliated investments, at value	1,559,952	6,608,915	60,200,792	14,588,549
Total investments, at value	1,084,654,475	1,841,545,672	5,361,826,497	1,322,251,769
Cash	5,830,350	—	1,051,698	2,074,799
Foreign currency, at value	1,554,860	—	13,311,231	34
Collateral held at broker for futures contracts	—	—	6,031,000	—
Dividends and interest receivable	4,130,086	9,768,880	14,138,004	1,981,519
Receivable for fund shares sold	—	66,436	3,931,297	71,278
Receivable for investments sold	11,553,862	59,769,216	6,670,545	7,974,801
Receivable for delayed-delivery securities sold	—	6,072,729	—	—
Receivable for securities lending income	300	2,442	35,035	19,889
Other assets	58,419	86,120	239,282	67,426
Total assets	1,107,782,352	1,917,311,495	5,407,234,589	1,334,441,515
Liabilities
Written options, at value	3,964,709	—	—	—
Payable for futures variation margin	—	—	410,827	—
Foreign capital gains tax payable	—	—	6,385,559	—
Payable for investments purchased	7,321,289	124,939,337	197,010,057	461,926
Payable for delayed-delivery securities purchased	—	84,742,587	—	—
Payable for fund shares repurchased	200,885	81,834	204,898	—
Payable upon return of securities loaned	1,560,000	6,611,830	60,194,563	14,588,138
Payable to affiliates
Accounting and legal services fees	31,714	48,599	137,513	38,580
Trustees' fees	2,580	3,694	8,273	2,761
Other liabilities and accrued expenses	99,743	145,054	472,061	114,086
Total liabilities	13,180,920	216,572,935	264,823,751	15,205,491
Net assets	$1,094,601,432	$1,700,738,560	$5,142,410,838	$1,319,236,024
Net assets consist of
Paid-in capital	$987,931,991	$1,935,808,260	$3,689,493,844	$939,743,000
Total distributable earnings (loss)	106,669,441	(235,069,700)	1,452,916,994	379,493,024
Net assets	$1,094,601,432	$1,700,738,560	$5,142,410,838	$1,319,236,024
Unaffiliated investments, including repurchase agreements, at cost	$1,018,820,972	$1,818,192,355	$3,735,666,013	$1,017,472,741
Affiliated investments, at cost	$1,560,000	$6,609,255	$60,199,464	$14,588,096
Foreign currency, at cost	$1,470,198	—	$13,321,769	$34
Premiums received on written options	$3,533,302	—	—	—
Securities loaned, at value	$1,506,218	$6,377,848	$56,067,543	$14,285,406
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class 1
Net assets	—	$18,449,396	—	—
Shares outstanding	—	1,640,947	—	—
Net asset value, offering price and redemption price per share	—	$11.24	—	—
Class NAV
Net assets	$1,094,601,432	$1,682,289,164	$5,142,410,838	$1,319,236,024
Shares outstanding	126,574,676	149,918,457	373,173,538	82,110,609
Net asset value, offering price and redemption price per share	$8.65	$11.22	$13.78	$16.07
The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II
Statements of assets and liabilities — February 28, 2026 (unaudited)

Assets	U.S. Sector Rotation Fund
Unaffiliated investments, at value (including securities loaned)	$4,847,072,665
Affiliated investments, at value	169,719,027
Total investments, at value	5,016,791,692
Collateral held at broker for futures contracts	15,553,600
Dividends and interest receivable	5,180,389
Receivable for fund shares sold	524,317
Receivable for securities lending income	83
Other assets	233,867
Total assets	5,038,283,948
Liabilities
Payable for futures variation margin	1,945,757
Due to custodian	153,855
Payable for fund shares repurchased	7,128,302
Payable upon return of securities loaned	1,206,313
Payable to affiliates
Accounting and legal services fees	151,026
Trustees' fees	9,724
Other liabilities and accrued expenses	314,435
Total liabilities	10,909,412
Net assets	$5,027,374,536
Net assets consist of
Paid-in capital	$3,546,113,180
Total distributable earnings (loss)	1,481,261,356
Net assets	$5,027,374,536
Unaffiliated investments, including repurchase agreements, at cost	$3,167,619,034
Affiliated investments, at cost	$169,708,123
Securities loaned, at value	$1,151,347
Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class NAV
Net assets	$5,027,374,536
Shares outstanding	371,008,253
Net asset value, offering price and redemption price per share	$13.55
The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II
Statements of operations — For the six months ended February 28, 2026 (unaudited)

Investment income	Capital Appreciation Value Fund	Core Bond Fund	International Strategic Equity Allocation Fund	Mid Value Fund
Dividends	$4,580,872	$753,247	$37,945,648	$13,297,465
Interest	9,679,608	38,201,474	3,065,661	80,865
Securities lending	—	30,939	317,435	145,076
Less foreign taxes withheld	(56,436)	(318)	(3,595,962)	(52,699)
Total investment income	14,204,044	38,985,342	37,732,782	13,470,707
Expenses
Investment management fees	4,635,229	4,834,679	14,435,335	5,670,916
Distribution and service fees	—	4,558	—	—
Accounting and legal services fees	99,268	148,842	410,826	116,674
Trustees' fees	14,035	19,891	37,392	15,163
Custodian fees	66,220	97,848	814,958	77,707
Printing and postage	12,647	13,798	19,045	12,933
Professional fees	51,769	62,978	249,634	44,541
Other	23,374	33,204	74,122	25,848
Total expenses	4,902,542	5,215,798	16,041,312	5,963,782
Less expense reductions	(297,015)	(77,124)	(3,174,875)	(374,928)
Net expenses	4,605,527	5,138,674	12,866,437	5,588,854
Net investment income	9,598,517	33,846,668	24,866,345	7,881,853
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	90,335,007	7,248,144	130,097,991	138,814,953
Affiliated investments	—	(1,018)	(4,487)	1,083
Realized gain on investments not meeting investment restrictions	—	—	—	1,017,110
Futures contracts	—	—	27,189,879	—
Written options	1,722,445	—	—	—
	92,057,452	7,247,126	157,283,383	139,833,146
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(79,536,327)	23,790,121	695,855,635	16,326,413
Affiliated investments	(152)	(362)	(1,605)	(1,000)
Futures contracts	—	—	125,140	—
Written options	(46,834)	—	—	—
	(79,583,313)	23,789,759	695,979,170	16,325,413
Net realized and unrealized gain (loss)	12,474,139	31,036,885	853,262,553	156,158,559
Increase in net assets from operations	$22,072,656	$64,883,553	$878,128,898	$164,040,412

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II
Statements of operations — For the six months ended February 28, 2026 (unaudited)

Investment income	U.S. Sector Rotation Fund
Dividends	$29,501,863
Income distributions received from affiliated investments	3,546,085
Interest	244,248
Securities lending	584
Less foreign taxes withheld	(6,662)
Total investment income	33,286,118
Expenses
Investment management fees	16,110,008
Accounting and legal services fees	455,871
Trustees' fees	56,572
Custodian fees	272,899
Printing and postage	20,185
Professional fees	111,292
Other	72,695
Total expenses	17,099,522
Less expense reductions	(3,582,406)
Net expenses	13,517,116
Net investment income	19,769,002
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	54,344,377
Affiliated investments	(127)
Futures contracts	15,318,429
69,662,679
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	257,305,360
Affiliated investments	(1,986)
Futures contracts	(3,977,877)
253,325,497
Net realized and unrealized gain (loss)	322,988,176
Increase in net assets from operations	$342,757,178

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II
Statements of changes in net assets

	Capital Appreciation Value Fund		Core Bond Fund		International Strategic Equity Allocation Fund
	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$9,598,517	$21,566,192	$33,846,668	$73,033,089	$24,866,345	$86,013,372
Net realized gain (loss)	92,057,452	131,544,694	7,247,126	(6,931,942)	157,283,383	58,214,282
Change in net unrealized appreciation (depreciation)	(79,583,313)	(30,737,292)	23,789,759	(11,508,604)	695,979,170	420,998,596
Increase in net assets resulting from operations	22,072,656	122,373,594	64,883,553	54,592,543	878,128,898	565,226,250
Distributions to shareholders
From earnings
Class 1	—	—	(443,221)	(5,061,867)	—	—
Class NAV	(154,212,344)	(145,436,702)	(40,563,687)	(69,744,385)	(130,480,669)	(98,661,920)
Total distributions	(154,212,344)	(145,436,702)	(41,006,908)	(74,806,252)	(130,480,669)	(98,661,920)
From fund share transactions
From fund share transactions	88,415,097	(5,398,496)	(9,847,218)	(110,575,681)	(50,977,806)	258,840,753
Total increase (decrease)	(43,724,591)	(28,461,604)	14,029,427	(130,789,390)	696,670,423	725,405,083
Net assets
Beginning of period	1,138,326,023	1,166,787,627	1,686,709,133	1,817,498,523	4,445,740,415	3,720,335,332
End of period	$1,094,601,432	$1,138,326,023	$1,700,738,560	$1,686,709,133	$5,142,410,838	$4,445,740,415
	Mid Value Fund		U.S. Sector Rotation Fund
	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$7,881,853	$19,022,959	$19,769,002	$41,684,460
Net realized gain	139,833,146	98,225,615	69,662,679	265,061,582
Change in net unrealized appreciation (depreciation)	16,325,413	(47,990,008)	253,325,497	364,943,965
Increase in net assets resulting from operations	164,040,412	69,258,566	342,757,178	671,690,007
Distributions to shareholders
From earnings
Class NAV	(129,041,428)	(259,291,213)	(291,889,935)	(136,231,115)
Total distributions	(129,041,428)	(259,291,213)	(291,889,935)	(136,231,115)
From fund share transactions
From fund share transactions	(42,312,775)	20,794,032	67,389,166	(169,201,629)
Total increase (decrease)	(7,313,791)	(169,238,615)	118,256,409	366,257,263
Net assets
Beginning of period	1,326,549,815	1,495,788,430	4,909,118,127	4,542,860,864
End of period	$1,319,236,024	$1,326,549,815	$5,027,374,536	$4,909,118,127
The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Value Fund
Class NAV
02-28-2026[3]	9.84	0.08	0.10	0.18	(0.18)	(1.19)	(1.37)	8.65	1.87[4]	0.88[5]	0.83[5]	1.72[5]	1,095	71
08-31-2025	10.16	0.18	0.81	0.99	(0.23)	(1.08)	(1.31)	9.84	10.86	0.88	0.83	1.88	1,138	117
08-31-2024	9.10	0.21	1.22	1.43	(0.21)	(0.16)	(0.37)	10.16	16.22	0.88	0.83	2.24	1,167	74
08-31-2023	9.36	0.19	0.72	0.91	(0.14)	(1.03)	(1.17)	9.10	11.38	0.88	0.84	2.14	1,160	88
08-31-2022	12.56	0.11	(0.84)	(0.73)	(0.13)	(2.34)	(2.47)	9.36	(7.56)	0.87	0.82	1.01	1,253	73
08-31-2021	11.92	0.12	2.63	2.75	(0.14)	(1.97)	(2.11)	12.56	25.84	0.86	0.82	0.98	1,396	57
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-26. Unaudited. 4. Not annualized. 5. Annualized.
Core Bond Fund
Class 1
02-28-2026[3]	11.09	0.22	0.20	0.42	(0.27)	—	(0.27)	11.24	3.83[4]	0.67[5]	0.66[5]	3.99[5]	18	122
08-31-2025	11.21	0.45	(0.11)	0.34	(0.46)	—	(0.46)	11.09	3.13	0.67	0.66	4.06	18	240
08-31-2024	10.87	0.44	0.34	0.78	(0.44)	—	(0.44)	11.21	7.39	0.67	0.66	4.06	126	237
08-31-2023	11.35	0.35	(0.48)	(0.13)	(0.35)	—	(0.35)	10.87	(1.11)	0.68	0.67	3.19	119	238
08-31-2022	13.19	0.16	(1.76)	(1.60)	(0.24)	—	(0.24)	11.35	(12.33)	0.67	0.66	1.32	134	262
08-31-2021	13.96	0.11	(0.08)	0.03	(0.22)	(0.58)	(0.80)	13.19	0.17	0.66	0.65	0.84	185	310
Class NAV
02-28-2026[3]	11.07	0.22	0.20	0.42	(0.27)	—	(0.27)	11.22	3.87[4]	0.62[5]	0.61[5]	4.04[5]	1,682	122
08-31-2025	11.19	0.45	(0.11)	0.34	(0.46)	—	(0.46)	11.07	3.19	0.62	0.61	4.13	1,669	240
08-31-2024	10.86	0.44	0.34	0.78	(0.45)	—	(0.45)	11.19	7.36	0.62	0.61	4.11	1,691	237
08-31-2023	11.33	0.36	(0.47)	(0.11)	(0.36)	—	(0.36)	10.86	(0.97)	0.63	0.62	3.26	1,679	238
08-31-2022	13.17	0.17	(1.77)	(1.60)	(0.24)	—	(0.24)	11.33	(12.30)	0.62	0.61	1.41	1,478	262
08-31-2021	13.94	0.12	(0.08)	0.04	(0.23)	(0.58)	(0.81)	13.17	0.22	0.61	0.60	0.89	1,604	310
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-26. Unaudited. 4. Not annualized. 5. Annualized.
International Strategic Equity Allocation Fund
Class NAV
02-28-2026[3]	11.75	0.07	2.32	2.39	(0.36)	—	(0.36)	13.78	20.60[4]	0.70[5]	0.56[5]	1.08[5]	5,142	15
08-31-2025	10.53	0.24	1.28	1.52	(0.30)	—	(0.30)	11.75	15.11	0.70	0.56	2.30	4,446	37
08-31-2024	9.27	0.23	1.34	1.57	(0.31)	—	(0.31)	10.53	17.32	0.71	0.56	2.38	3,720	35
08-31-2023	8.54	0.24	0.69	0.93	(0.20)	—	(0.20)	9.27	11.14	0.70	0.56	2.71	3,402	33[6]
08-31-2022	11.48	0.31	(2.64)	(2.33)	(0.29)	(0.32)	(0.61)	8.54	(21.25)	0.70	0.56	3.19	3,962	78[6]
08-31-2021	9.55	0.19	1.92	2.11	(0.18)	—	(0.18)	11.48	22.25	0.69	0.56	1.81	1,729	63
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-26. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes in-kind transactions.
Mid Value Fund
Class NAV
02-28-2026[3]	15.77	0.09	1.81	1.90	(0.22)	(1.38)	(1.60)	16.07	13.07[4]	0.91[5]	0.85[5]	1.20[5]	1,319	27
08-31-2025	18.41	0.22	0.54	0.76	(0.23)	(3.17)	(3.40)	15.77	4.79	0.91	0.86	1.39	1,327	56
08-31-2024	16.42	0.19	3.41	3.60	(0.21)	(1.40)	(1.61)	18.41	23.46	0.92	0.87	1.11	1,496	46
08-31-2023	17.35	0.19	1.83	2.02	(0.10)	(2.85)	(2.95)	16.42	13.82	0.92	0.87	1.18	1,438	55
08-31-2022	19.15	0.14	(0.35)	(0.21)	(0.15)	(1.44)	(1.59)	17.35	(1.38)	0.95	0.90	0.76	1,377	36
08-31-2021	14.91	0.13	4.70	4.83	(0.21)	(0.38)	(0.59)	19.15	33.10	0.99	0.93	0.76	1,847	41
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-26. Unaudited. 4. Not annualized. 5. Annualized.
U.S. Sector Rotation Fund
Class NAV
02-28-2026[3]	13.43	0.05	0.87	0.92	(0.11)	(0.69)	(0.80)	13.55	6.89[4]	0.67[5]	0.53[5]	0.77[5]	5,027	8
08-31-2025	11.99	0.11	1.69	1.80	(0.12)	(0.24)	(0.36)	13.43	15.32	0.67	0.53	0.87	4,909	34
08-31-2024	9.60	0.11	2.41	2.52	(0.13)	—	(0.13)	11.99	26.51	0.67	0.53	1.07	4,543	40
08-31-2023	8.56	0.11	1.16	1.27	(0.09)	(0.14)	(0.23)	9.60	15.27	0.68	0.54	1.26	3,185	68[6]
08-31-2022	12.62	0.10	(1.22)	(1.12)	(0.11)	(2.83)	(2.94)	8.56	(12.17)	0.66	0.52	1.05	4,411	118[6]
08-31-2021	10.76	0.10	2.93	3.03	(0.17)	(1.00)	(1.17)	12.62	30.62	0.67	0.53	0.87	1,208	91
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-26. Unaudited. 4. Not annualized. 5. Annualized. 6. Excludes in-kind transactions.
The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II
Notes to financial statements (unaudited)

1.  Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (the funds).
The funds may offer multiple classes of shares. The shares currently offered by a specific fund are detailed in the Statements of assets and liabilities. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds' valuation designee.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued based on the settlement price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds' investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Value Fund
Investments in securities:
Assets

Significant accounting policies, continued

	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Value Fund (continued)
Common stocks	$674,927,356	$665,879,623	$9,047,733	—
U.S. Government and Agency obligations	174,185,913	—	174,185,913	—
Corporate bonds	83,062,624	—	83,062,624	—
Term loans	107,908,789	—	107,908,789	—
Short-term investments	44,569,793	44,569,793	—	—
Total investments in securities	$1,084,654,475	$710,449,416	$374,205,059	—
Derivatives:
Liabilities
Written options	$(3,964,709)	—	$(3,964,709)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$907,346,212	—	$907,346,212	—
Foreign government obligations	29,750,025	—	29,750,025	—
Corporate bonds	446,258,867	—	446,258,867	—
Municipal bonds	2,988,263	—	2,988,263	—
Collateralized mortgage obligations	226,240,239	—	226,240,239	—
Asset-backed securities	99,041,389	—	99,041,389	—
Short-term investments	129,920,677	$129,920,677	—	—
Total investments in securities	$1,841,545,672	$129,920,677	$1,711,624,995	—

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$207,310,445	—	$207,310,445	—
Austria	7,302,455	—	7,302,455	—
Belgium	30,743,095	—	30,743,095	—
Brazil	57,421,783	$57,421,783	—	—
Canada	398,777,242	397,943,100	834,142	—
Chile	11,101,336	—	11,101,336	—
China	339,683,319	5,102,339	334,494,788	$86,192
Colombia	1,113,760	1,113,760	—	—
Czech Republic	2,958,069	—	2,958,069	—
Denmark	46,813,959	—	46,813,959	—
Egypt	391,787	—	391,787	—
Finland	34,413,627	—	34,413,627	—
France	283,434,062	—	283,434,062	—
Germany	257,524,672	—	257,524,672	—
Greece	8,603,324	—	8,603,324	—
Hong Kong	79,668,719	1,150,682	78,518,037	—
Hungary	4,847,927	—	4,847,927	—
India	188,302,675	—	188,302,675	—
Indonesia	4,824,942	—	4,824,942	—
Ireland	32,368,064	13,619,959	18,748,105	—
Israel	30,837,931	8,434,642	22,403,289	—
Italy	82,290,092	—	82,290,092	—
Japan	709,257,986	—	709,257,986	—
Kuwait	8,556,554	—	8,556,554	—
Luxembourg	7,796,393	—	7,796,393	—
Macau	724,929	—	724,929	—
Malaysia	15,169,394	—	15,169,394	—
Mexico	40,437,832	38,751,327	1,686,505	—

Significant accounting policies, continued

	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
Netherlands	$173,831,078	$3,722,611	$170,108,467	—
New Zealand	6,742,026	—	6,742,026	—
Norway	24,099,700	—	24,099,700	—
Peru	5,812,385	5,812,385	—	—
Philippines	5,814,420	—	5,814,420	—
Poland	16,044,302	—	16,044,302	—
Portugal	5,472,667	—	5,472,667	—
Qatar	9,149,315	—	9,149,315	—
Saudi Arabia	40,615,703	—	40,615,703	—
Singapore	36,117,384	4,576,134	31,541,250	—
South Africa	56,512,028	—	56,512,028	—
South Korea	282,098,226	—	282,098,226	—
Spain	115,512,502	—	115,512,502	—
Sweden	115,273,433	11,070,695	104,202,738	—
Switzerland	300,674,359	—	300,674,359	—
Taiwan	358,606,585	—	358,606,585	—
Thailand	19,119,054	—	19,119,054	—
Turkey	6,976,743	—	6,976,743	—
United Arab Emirates	22,064,622	—	22,064,622	—
United Kingdom	439,088,146	3,336,302	435,751,844	—
United States	16,000,344	13,157,731	2,842,613	—
Preferred securities
Brazil	21,177,775	21,177,775	—	—
Chile	1,710,450	—	1,710,450	—
Colombia	985,110	985,110	—	—
Germany	8,590,516	—	8,590,516	—
India	12,945	—	—	$12,945
South Korea	13,223,291	—	13,223,291	—
Warrants	14,219	32	14,187	—
Short-term investments	367,810,796	60,200,792	307,610,004	—
Total investments in securities	$5,361,826,497	$647,577,159	$4,714,150,201	$99,137
Derivatives:
Assets
Futures	$8,175,061	$8,175,061	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$7,126,971	$7,126,971	—	—
Consumer discretionary	82,989,197	82,989,197	—	—
Consumer staples	44,625,798	44,625,798	—	—
Energy	94,773,395	94,773,395	—	—
Financials	230,093,292	230,093,292	—	—
Health care	108,068,269	108,068,269	—	—
Industrials	255,415,499	255,415,499	—	—
Information technology	195,159,770	195,159,770	—	—
Materials	72,090,369	60,665,331	$11,425,038	—
Real estate	100,944,694	100,944,694	—	—
Utilities	96,118,749	96,118,749	—	—
Convertible bonds	3,029,600	—	3,029,600	—
Corporate bonds	744,433	—	744,433	—

Significant accounting policies, continued

	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Value Fund (continued)
Short-term investments	$31,071,733	$31,071,733	—	—
Total investments in securities	$1,322,251,769	$1,307,052,698	$15,199,071	—

U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$513,005,206	$513,005,206	—	—
Consumer discretionary	465,189,938	465,184,340	$5,598	—
Consumer staples	271,073,009	271,073,009	—	—
Energy	184,648,365	184,648,365	—	—
Financials	589,838,733	589,838,733	—	—
Health care	476,632,156	476,530,547	—	$101,609
Industrials	452,440,721	452,440,721	—	—
Information technology	1,567,299,766	1,567,299,766	—	—
Materials	115,944,292	115,944,292	—	—
Real estate	90,943,700	90,943,700	—	—
Utilities	120,056,779	120,056,779	—	—
Short-term investments	169,719,027	169,719,027	—	—
Total investments in securities	$5,016,791,692	$5,016,684,485	$5,598	$101,609
Derivatives:
Liabilities
Futures	$(1,375,913)	$(1,375,913)	—	—
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
When-issued/delayed-delivery securities. The funds may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The funds may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The funds' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The funds' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the funds' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the funds and, if the funds' exposure to such investments is substantial, it could impair the funds' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the funds may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset-backed securities. The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the

Significant accounting policies, continued

mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds' cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
During the six months ended February 28, 2026, Mid Value Fund realized a gain of $1,017,110 on the disposal of investments not meeting the fund’s investment guidelines.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds may invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the funds will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at February 28, 2026:
Fund	Market value of securities on loan	Cash collateral received
Capital Appreciation Value Fund	$1,506,218	$1,560,000
Core Bond Fund	6,377,848	6,611,830
International Strategic Equity Allocation Fund	56,067,543	60,194,563
Mid Value Fund	14,285,406	14,588,138
U.S. Sector Rotation Fund	1,151,347	1,206,313
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets,

Significant accounting policies, continued

such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds' custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the six months ended February 28, 2026, the funds had no borrowings under the line of credit.
Commitment fees for the six months ended February 28, 2026 were as follows:
Fund	Commitment fee
Capital Appreciation Value Fund	$2,882
Core Bond Fund	4,246
International Strategic Equity Allocation Fund	10,589
Mid Value Fund	3,246
U.S. Sector Rotation Fund	12,089
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and each fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, certain funds have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2025:
	No Expiration Date
Fund	Short Term	Long Term
Core Bond Fund	$128,198,048	$137,509,381
International Strategic Equity Allocation Fund	100,915,328	—
As of August 31, 2025, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 28, 2026, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Capital Appreciation Value Fund	$1,031,990,495	$66,494,987	$(17,795,716)	$48,699,271
Core Bond Fund	1,826,917,890	25,812,170	(11,184,388)	14,627,782
International Strategic Equity Allocation Fund	3,942,442,231	1,524,727,840	(97,168,513)	1,427,559,327
Mid Value Fund	1,044,235,165	330,347,805	(52,331,201)	278,016,604
U.S. Sector Rotation Fund	3,563,951,297	1,538,175,429	(86,710,947)	1,451,464,482

Significant accounting policies, continued

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Core Bond Fund generally declares and pays dividends from net investment income quarterly.  All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.
Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds' financial statements as a return of capital. The final determination of tax characteristics of the funds' distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, wash sale loss deferrals, derivative transactions and capital loss deferrals.
3.  Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the funds, if any, for OTC transactions is held in a segregated account at the funds' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The funds' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the funds are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the funds, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Portfolio of investments. Subsequent payments, referred to as variation margin, are made or received by the funds periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the funds. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the six months ended February 28, 2026. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
International Strategic Equity Allocation Fund	To manage against changes in foreign currency exchange rates, manage against change in certain securities markets and gain exposure to certain securities markets.	From $152.2 million to $217.8 million
U.S. Sector Rotation Fund	To manage against change in certain securities markets and gain exposure to certain securities markets.	From $185.4 million to $225 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the funds' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the funds' exposure to such changes. Risks

Derivative instruments, continued

related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
The following table details how the funds used written options contracts during the six months ended February 28, 2026. In addition, the table summarizes the range of market value amounts held by the funds, as measured at each quarter end:
Fund	Reason	Market value range
Capital Appreciation Value Fund	To manage against changes in certain securities markets, to gain exposure to certain securities markets and to generate potential income from options premiums.	From $3.5 million to $4.3 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at February 28, 2026 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Capital Appreciation Value Fund	Equity	Written options, at value	Written options	—	$(3,964,709)
International Strategic Equity Allocation Fund	Currency	Receivable/payable for futures variation margin[1]	Futures	$110,527	—
	Equity	Receivable/payable for futures variation margin[1]	Futures	8,064,534	—
				$8,175,061	—
U.S. Sector Rotation Fund	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(1,375,913)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolio of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
For financial reporting purposes, the funds do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
 Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2026:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts	Written options	Total
Capital Appreciation Value Fund	Equity	—	$1,722,445	$1,722,445
International Strategic Equity Allocation Fund	Currency	$(147,347)	—	$(147,347)
	Equity	27,337,226	—	27,337,226
	Total	$27,189,879	—	$27,189,879
U.S. Sector Rotation Fund	Equity	$15,318,429	—	$15,318,429
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2026:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts	Written options	Total
Capital Appreciation Value Fund	Equity	—	$(46,834)	$(46,834)
International Strategic Equity Allocation Fund	Currency	$200,278	—	$200,278
	Equity	(75,138)	—	(75,138)
	Total	$125,140	—	$125,140
U.S. Sector Rotation Fund	Equity	$(3,977,877)	—	$(3,977,877)
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The funds have an investment management agreement with the Advisor under which the funds pay a daily management fee to the Advisor equivalent on an annual basis as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT portfolios are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC, and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
•  Capital Appreciation Value Fund — If aggregate net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equal or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.
•  Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million of aggregate net assets; c) 0.570% of the next $600 million of aggregate net assets; d) 0.560% of the next $1 billion of aggregate net assets; and e) 0.550% of the excess over $2 billion of aggregate net assets.
•  International Strategic Equity Allocation Fund and U.S. Sector Rotation Fund — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of the next $5 billion of aggregate net assets; c) 0.625% of the next $2.5 billion of aggregate net assets; d) 0.600% of the next $5 billion of aggregate net assets; e) 0.595% of the next $10 billion of aggregate net assets; and f) 0.590% of the excess over $25 billion of aggregate net assets. Aggregate net assets include these two funds and JHVIT Strategic Equity Allocation Trust.
•  Mid Value Fund — a) 0.950% of the first $1 billion of aggregate net assets; b) 0.865% of the excess over $1 billion of aggregate net assets; c) 0.860% of the excess over $2 billion of aggregate net assets; d) 0.855% of the excess over $3 billion of aggregate net assets and e) 0.850% of the excess over $5.5 billion of aggregate net assets. If aggregate net assets exceed $1 billion, the management fee rate is 0.865% of all aggregate net assets.  If aggregate net assets exceed $2 billion, the management fee rate is 0.860% of  aggregate net assets. If aggregate net assets exceed $3 billion, the management fee rate is 0.855% of aggregate net assets. If aggregate net assets exceed $5.5 billion, the management fee rate is 0.850% of aggregate net assets.
The organizations described below act as the subadvisors to the Trust and certain of its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following subadvisors:
Fund	Subadvisor(s)
Core Bond Fund	Allspring Global Investments, LLC
International Strategic Equity Allocation Fund U.S. Sector Rotation Fund	Manulife Investment Management (US) LLC[1]
Capital Appreciation Value Fund Mid Value Fund	T. Rowe Price Associates, Inc.
1  An affiliate of the Advisor.
The funds are not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the six months ended February 28, 2026, this waiver amounted to 0.01% of the funds' average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive its management fee on International Strategic Equity Allocation Fund and U.S. Sector Rotation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. This voluntary waiver may be terminated at any time by the Advisor on notice to the funds.
The Advisor has voluntarily agreed to waive a portion of its management fees for the funds subadvised by T. Rowe Price Associates, Inc. which include Capital Appreciation Value Fund and Mid Value Fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary waiver may terminate at any time.
For the six months ended February 28, 2026, the expense reductions described above amounted to the following:
Expense Reimbursement by Class
Fund	Class 1	Class NAV	Total
Capital Appreciation Value Fund	—	$297,015	$297,015
Core Bond Fund	$840	76,284	77,124
International Strategic Equity Allocation Fund	—	3,174,875	3,174,875
Mid Value Fund	—	374,928	374,928
U.S. Sector Rotation Fund	—	3,582,406	3,582,406
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

Fees and transactions with affiliates, continued

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2026, were equivalent to a net annual effective rate of the funds' average daily net assets as follows:
Fund	Net Annual Effective Rate
Capital Appreciation Value Fund	0.78%
Core Bond Fund	0.57%
International Strategic Equity Allocation Fund	0.49%
Fund	Net Annual Effective Rate
Mid Value Fund	0.81%
U.S. Sector Rotation Fund	0.49%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2026, amounted to an annual rate of 0.02% of the funds' average daily net assets.
Distribution and service plans. The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the funds. The funds may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the funds' shares:
Class	Rule 12b-1 Fee
Class 1	0.05%
Distribution and service fees for the six months ended February 28, 2026 were as follows:
Fund	Class	Distribution and service fees
Core Bond Fund	Class 1	$4,558
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The funds' activity in this program during the period for which loans were outstanding was as follows:
Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Capital Appreciation Value Fund	Lender	$3,600,000	2	4.78%	$955
Mid Value Fund	Lender	$12,000,000	1	4.14%	$1,380
6.  Fund share transactions
Transactions in funds' shares for the six months ended February 28, 2026 and for the year ended August 31, 2025 were as follows:
Capital Appreciation Value Fund	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	6,688,467	$58,548,023	9,303,177	$84,049,954
Distributions reinvested	17,807,430	154,212,344	16,034,918	145,436,702
Repurchased	(13,653,598)	(124,345,270)	(24,472,986)	(234,885,152)
Net increase (decrease)	10,842,299	$88,415,097	865,109	$(5,398,496)
Total net increase (decrease)	10,842,299	$88,415,097	865,109	$(5,398,496)
Core Bond Fund	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	133,224	$1,483,530	1,273,149	$13,948,555
Distributions reinvested	40,057	443,221	462,101	5,061,867
Repurchased	(143,179)	(1,590,746)	(11,400,131)	(124,420,526)
Net increase (decrease)	30,102	$336,005	(9,664,881)	$(105,410,104)
Class NAV shares
Sold	4,329,681	$47,927,888	15,088,845	$164,918,896
Distributions reinvested	3,672,344	40,563,687	6,379,486	69,744,385
Repurchased	(8,873,141)	(98,674,798)	(21,829,280)	(239,828,858)
Net decrease	(871,116)	$(10,183,223)	(360,949)	$(5,165,577)
Total net decrease	(841,014)	$(9,847,218)	(10,025,830)	$(110,575,681)

Fund share transactions, continued

International Strategic Equity Allocation Fund	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	18,234,275	$245,386,240	54,573,347	$575,253,767
Distributions reinvested	10,642,795	130,480,669	10,245,267	98,661,920
Repurchased	(33,933,556)	(426,844,715)	(39,858,093)	(415,074,934)
Net increase (decrease)	(5,056,486)	$(50,977,806)	24,960,521	$258,840,753
Total net increase (decrease)	(5,056,486)	$(50,977,806)	24,960,521	$258,840,753
Mid Value Fund	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	738,474	$11,500,825	2,870,526	$41,560,728
Distributions reinvested	8,838,454	129,041,428	17,025,030	259,291,213
Repurchased	(11,571,270)	(182,855,028)	(17,028,415)	(280,057,909)
Net increase (decrease)	(1,994,342)	$(42,312,775)	2,867,141	$20,794,032
Total net increase (decrease)	(1,994,342)	$(42,312,775)	2,867,141	$20,794,032
U.S. Sector Rotation Fund	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	14,427,771	$198,535,766	62,874,846	$768,212,852
Distributions reinvested	21,701,854	291,889,935	11,102,780	136,231,115
Repurchased	(30,741,860)	(423,036,535)	(87,344,994)	(1,073,645,596)
Net increase (decrease)	5,387,765	$67,389,166	(13,367,368)	$(169,201,629)
Total net increase (decrease)	5,387,765	$67,389,166	(13,367,368)	$(169,201,629)
Affiliates of the Trust owned 100% of shares of Class 1 and Class NAV, respectively, with the exception of Capital Appreciation Value Fund and Core Bond Fund, where affiliates held 98% and 65% of Class NAV, respectively, on February 28, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and in-kind transactions, amounted to the following for the six months ended February 28, 2026:
	Purchases		Sales
Fund	U.S. Government	Other issuers	U.S. Government	Other issuers
Capital Appreciation Value Fund	$218,735,380	$554,817,152	$235,530,606	$613,474,107
Core Bond Fund	1,472,526,808	575,730,952	1,404,463,018	701,740,481
International Strategic Equity Allocation Fund	—	692,133,929	—	756,768,307
Mid Value Fund	—	354,563,268	—	534,053,830
U.S. Sector Rotation Fund	—	403,438,762	—	588,637,102
8.  Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value Fund
John Hancock Collateral Trust*	155,948	$2,995,314	$52,911,361	$(54,346,571)	—	$(152)	—	—	$1,559,952
Core Bond Fund
John Hancock Collateral Trust*	660,693	$640,120	$218,835,186	$(212,865,011)	$(1,018)	$(362)	$30,939	—	$6,608,915
International Strategic Equity Allocation Fund
John Hancock Collateral Trust*	6,018,274	$32,769,630	$366,204,957	$(338,767,703)	$(4,487)	$(1,605)	$317,435	—	$60,200,792
Mid Value Fund
John Hancock Collateral Trust*	1,458,417	$9,688,735	$72,232,798	$(67,333,067)	$1,083	$(1,000)	$145,076	—	$14,588,549
U.S. Sector Rotation Fund

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	16,966,813	$169,665,006	$208,318,408	$(208,262,274)	$(127)	$(1,986)	$3,546,669	—	$169,719,027
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
9.  Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds' net assets. At February 28, 2026, the following fund(s) had an affiliate ownership of 5% or more of the funds' net assets:
Fund	Affiliated Concentration
Capital Appreciation Value Fund	97.7%
Core Bond Fund	64.5%
International Strategic Equity Allocation Fund	100.0%
Mid Value Fund	100.0%
U.S. Sector Rotation Fund	100.0%
10.  Segment reporting
The management committee of the Advisor acts as the funds' chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund's long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund's subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.

John Hancock Funds II

SHAREHOLDER MEETING
(Unaudited)
The funds held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	3,809,160,523	21,707,670
Christine L. Hurtsellers	3,810,125,068	20,743,126
Kenneth J. Phelan	3,810,444,977	20,423,216
Thomas R. Wright	3,810,155,428	20,712,765
Non-Independent Trustee
Kristie M. Feinberg	3,808,412,187	21,446,677

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
JHF2SA	2/25 4/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 14, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	April 14, 2026